UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc.

AB Credit Long/Short Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 25.6%
Industrial - 15.6%
Basic - 0.5%
Southern Copper Corp.
3.875%, 4/23/25	U.S.$	100	$103,316

Communications - Media - 2.5%
21st Century Fox America, Inc.
4.00%, 10/01/23		55	58,568
Grupo Televisa SAB
6.625%, 3/18/25		200	238,889
Omnicom Group, Inc.
3.60%, 4/15/26		200	202,420
Time Warner, Inc.
4.05%, 12/15/23		40	42,420

			542,297

Communications - Telecommunications - 2.9%
AT&T, Inc.
4.125%, 2/17/26		200	205,158
5.15%, 2/14/50		104	103,451
5.45%, 3/01/47		100	105,487
Verizon Communications, Inc.
4.125%, 3/16/27		200	205,506

			619,602

Consumer Cyclical - Automotive - 1.0%
Ford Motor Credit Co. LLC
Series G
4.389%, 1/08/26		200	207,100

Consumer Cyclical - Retailers - 1.5%
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43		400	321,988

Consumer Non-Cyclical - 5.2%
Kroger Co. (The)
3.875%, 10/15/46		600	532,296
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		600	570,816

			1,103,112

Energy - 1.7%
Nabors Industries, Inc.
5.50%, 1/15/23		300	285,489
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23		79	80,309

			365,798

Services - 0.2%
S&P Global, Inc.
4.00%, 6/15/25		41	43,017

	Principal Amount (000)		U.S. $ Value
Technology - 0.1%
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	U.S.$	17	$18,187

			3,324,417

Financial Institutions - 8.3%
Banking - 8.3%
Bank of America Corp.
4.25%, 10/22/26		200	208,304
BNP Paribas SA
7.625%, 3/30/21 (b)(c)		500	555,030
Citigroup, Inc.
4.30%, 11/20/26		200	208,170
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		250	260,558
Morgan Stanley
5.00%, 11/24/25		248	271,101
Wells Fargo & Co.
4.125%, 8/15/23		250	266,012

			1,769,175

Utility - 1.7%
Electric - 1.7%
Dominion Energy, Inc.
Series D
2.85%, 8/15/26		100	96,591
Duke Energy Corp.
3.95%, 10/15/23		250	266,967

			363,558

Total Corporates - Investment Grade (cost $5,299,505)			5,457,150

CORPORATES - NON-INVESTMENT GRADE - 24.5%
Industrial - 21.1%
Basic - 0.3%
ArcelorMittal
7.25%, 3/01/41		56	64,785
Artsonig Pty Ltd.
11.50%, 4/01/19 (d)(e)		191	1,910
ERP Iron Ore, LLC
9.039%, 12/31/19 (d)(f)(g)		6	5,627
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (e)(h)(i)		35	0
Peabody Energy Corp.
6.00%, 11/15/18 (f)(g)(h)		119	0

			72,322

Capital Goods - 3.1%
Bombardier, Inc.
5.75%, 3/15/22 (c)		600	610,554

	Principal Amount (000)		U.S. $ Value
Exide Technologies
11.00% (11.00% Cash or 7.00% PIK ), 4/30/22 (d)(e)	U.S.$	60	$50,100

			660,654

Communications - Media - 3.7%
CSC Holdings LLC
6.625%, 10/15/25 (c)		600	664,944
iHeartCommunications, Inc.
6.875%, 6/15/18		41	24,546
9.00%, 12/15/19-9/15/22		142	108,025

			797,515

Communications - Telecommunications - 0.4%
Frontier Communications Corp.
10.50%, 9/15/22		87	81,835

Consumer Cyclical - Automotive - 0.1%
Exide Technologies
7.00%, 4/30/25 (d)(e)(j)		30	16,430

Consumer Cyclical - Other - 2.3%
K. Hovnanian Enterprises, Inc.
10.50%, 7/15/24 (c)		200	214,078
MDC Holdings, Inc.
5.50%, 1/15/24		5	5,354
6.00%, 1/15/43		117	111,530
PulteGroup, Inc.
6.00%, 2/15/35		140	141,569
7.875%, 6/15/32		19	22,446

			494,977

Consumer Non-Cyclical - 1.0%
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK ), 9/15/18 (c)(d)		33	13,200
9.25%, 2/15/19 (c)		88	76,744
Concordia International Corp.
9.50%, 10/21/22 (c)		54	11,003
HCA, Inc.
4.25%, 10/15/19		104	107,802

			208,749

Energy - 9.3%
Berry Petroleum Co. LLC
6.50%, 9/15/22 (f)(g)(h)		85	0
California Resources Corp.
6.00%, 11/15/24		600	303,750
8.00%, 12/15/22 (c)		100	63,750
Denbury Resources, Inc.
4.625%, 7/15/23		17	8,627
5.50%, 5/01/22		47	25,439
EP Energy LLC/Everest Acquisition Finance, Inc.
8.00%, 2/15/25 (c)		275	214,145
9.375%, 5/01/20		75	63,486

	Principal Amount (000)		U.S. $ Value
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (c)	U.S.$	24	$23,344
Noble Holding International Ltd.
6.20%, 8/01/40		74	45,510
7.75%, 1/15/24		500	397,926
SandRidge Energy, Inc.
8.125%, 10/15/22 (f)(g)(h)		150	0
SM Energy Co.
6.50%, 1/01/23		200	198,940
Transocean, Inc.
6.80%, 3/15/38		100	75,120
Weatherford International Ltd.
4.50%, 4/15/22		600	551,658

			1,971,695

Other Industrial - 0.8%
General Cable Corp.
4.50%, 11/15/29 (j)(k)		85	74,979
Laureate Education, Inc.
9.25%, 9/01/19		81	85,126

			160,105

Technology - 0.1%
Avaya, Inc.
10.50%, 3/01/21 (c)(h)(i)		277	23,891

			4,488,173

Financial Institutions - 3.4%
Banking - 0.4%
Barclays Bank PLC
6.86%, 6/15/32 (b)(c)		73	86,085

Finance - 3.0%
Enova International, Inc.
9.75%, 6/01/21		53	55,669
Navient Corp.
5.00%, 10/26/20		453	466,422
8.00%, 3/25/20		24	26,556
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (c)		95	89,595

			638,242

			724,327

Total Corporates - Non-Investment Grade (cost $5,363,362)			5,212,500

	Shares
COMMON STOCKS - 5.3%
Consumer Discretionary - 1.3%
Auto Components - 0.0%
Exide Technologies (g)(h)(l)		1,620	6,379

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.2%
eDreams ODIGEO SA (h)	10,643	$37,092

Household Durables - 0.0%
Hovnanian Enterprises, Inc. - Class A (h)	2,224	4,893

Media - 0.9%
Clear Channel Outdoor Holdings, Inc. - Class A	4,650	23,575
DISH Network Corp. - Class A (h)	400	25,612
Gray Television, Inc. (h)	2,312	34,449
Nexstar Media Group, Inc. - Class A	705	46,107
Sinclair Broadcast Group, Inc. - Class A	810	29,200
Townsquare Media, Inc. - Class A (h)	1,992	22,032

		180,975

Multiline Retail - 0.2%
Macy’s, Inc.	1,567	37,216

		266,555

Industrials - 1.2%
Construction & Engineering - 0.1%
Modular Space Corp.	44	572
Modular Space Corp. (e)(g)	1,244	16,159

		16,731

Energy Equipment & Services - 0.0%
Sanchez Energy Corp. (h)	238	1,343

Energy Other - 0.9%
Tervita Corp. (f)(g)	30,203	193,803

Road & Rail - 0.2%
Avis Budget Group, Inc. (h)	624	19,207
Celadon Group, Inc.	4,699	21,380

		40,587

Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (h)	92,500	10,360

		262,824

Energy - 1.1%
Energy Equipment & Services - 0.1%
Weatherford International PLC (h)	3,318	14,798

Oil, Gas & Consumable Fuels - 1.0%
Berry Pete Corp. (f)(h)	3,329	26,632
Carrizo Oil & Gas, Inc. (h)	1,369	21,576
CHC Group LLC (h)(l)	1,937	21,307
Chesapeake Energy Corp. (h)	4,713	23,377
EP Energy Corp. - Class A (h)	1,809	6,114
Halcon Resources Corp. (h)	879	5,766
Oasis Petroleum, Inc. (h)	2,841	22,103
Peabody Energy Corp. (h)	1,850	51,874
Peabody Energy Corp. (f)	170	4,767
SandRidge Energy, Inc. (h)	1,200	23,172

Company	Shares		U.S. $ Value
Whiting Petroleum Corp. (h)		4,317	$22,664

			229,352

			244,150

Materials - 0.6%
Metals & Mining - 0.6%
AK Steel Holding Corp. (h)		22,438	126,999

Health Care - 0.6%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc. (h)		4,774	34,134
Quorum Health Corp. (h)		322	1,098
Tenet Healthcare Corp. (h)		1,684	29,217

			64,449

Pharmaceuticals - 0.3%
Endo International PLC (h)		2,511	27,671
Horizon Pharma PLC (h)		1,650	19,767
Valeant Pharmaceuticals International, Inc. (h)		779	12,823

			60,261

			124,710

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Koninklijke KPN NV		6,700	24,296
TDC A/S		4,700	29,002

			53,298

Financials - 0.1%
Consumer Finance - 0.1%
Enova International, Inc. (h)		1,623	23,533

Diversified Financial Services - 0.0%
Holdco, Inc. (f)(g)		12,383	7,925

			31,458

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Travelport Worldwide Ltd.		1,549	22,151

Total Common Stocks (cost $1,280,584)			1,132,145

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 2.7%
Industrial - 2.7%
Capital Goods - 1.8%
Odebrecht Finance Ltd.
4.375%, 4/25/25 (c)	U.S.$	1,000	388,750

	Principal Amount (000)		U.S. $ Value
Energy - 0.7%
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (l)	U.S.$	98	$149,831

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (c)		100	36,000

Total Emerging Markets - Corporate Bonds (cost $599,418)			574,581

GOVERNMENTS - TREASURIES - 1.8%
Mexico - 1.1%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	4,546	237,083

Russia - 0.5%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	6,273	103,364

South Africa - 0.2%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	443	30,020
Series R186
10.50%, 12/21/26		80	6,779

			36,799

Total Governments - Treasuries (cost $375,057)			377,246

INFLATION-LINKED SECURITIES - 1.6%
Brazil - 1.6%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/24 (cost $183,314)	BRL	340	345,206

EMERGING MARKETS - SOVEREIGNS - 1.5%
Ivory Coast - 0.6%
Ivory Coast Government International Bond
5.125%, 6/15/25 (c)	EUR	100	120,801

Venezuela - 0.9%
Venezuela Government International Bond
9.25%, 9/15/27	U.S.$	450	189,000

Total Emerging Markets - Sovereigns (cost $317,432)			309,801

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 1.3%
Other ABS - Fixed Rate - 1.0%
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (c)	U.S.$	208	$213,834

Home Equity Loans - Fixed Rate - 0.3%
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A2
6.25%, 7/25/47		73	51,711

Total Asset-Backed Securities (cost $264,912)			265,545

EMERGING MARKETS - TREASURIES - 0.9%
Argentina - 0.4%
Argentine Bonos del Tesoro
16.00%, 10/17/23	ARS	1,565	89,992

Turkey - 0.5%
Turkey Government Bond
11.00%, 2/24/27	TRY	367	108,270

Total Emerging Markets - Treasuries (cost $210,726)			198,262

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
Non-Agency Fixed Rate - 0.7%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36	U.S.$	57	51,010
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-9, Class A11
6.00%, 5/25/36		62	52,604
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		30	26,702
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A7
6.00%, 7/25/37		19	18,389

Total Collateralized Mortgage Obligations (cost $157,421)			148,705

	Shares
PREFERRED STOCKS - 0.5%
Industrial - 0.5%
Basic - 0.2%
Peabody Energy Corp.
0.00%		590	31,506

Energy - 0.3%
Berry Petroleum Co. LLC
0.00% (f)		2,781	30,591
Sanchez Energy Corp.
4.875% (h)		1,550	30,516

Company	Shares		U.S. $ Value
Tervita Corp.
0.00% (f)(g)		838	$5,377

			66,484

			97,990

Financial Institutions - 0.0%
Services - 0.0%
Holdco, Inc.
0.00% (f)(g)		74	7,400

Total Preferred Stocks (cost $101,252)			105,390

	Principal Amount (000)
BANK LOANS - 0.5%
Industrial - 0.5%
Basic - 0.0%
Magnetation LLC
12.00%, 3/07/17 (d)(f)(g)(m)	U.S.$	37	0

Technology - 0.5%
Avaya Inc.
6.42% (LIBOR 3 Month + 5.25%), 5/29/20 (h)(i)(n)		106	86,551
8.72%-8.73% (LIBOR 1 Month + 7.50%), 1/24/18 (h)(i)(n)		14	14,832

			101,383

Total Bank Loans (cost $137,426)			101,383

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equities - 0.0%
Micron Technology, Inc.
Expiration: Oct 2017, Exercise Price: $ 25.00 (h)(o)		40	4,160
Tesla Motors, Inc.
Expiration: Aug 2017, Exercise Price: $ 300.00 (h)(o)		4	2,500

			6,660

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2017, Exercise Price: $ 240.00 (h)(o)		47	1,951

	Notional Amount (000)	U.S. $ Value
Swaptions - 0.0%
CDX-NAHY Series 28, 5 Year Index RTP, Goldman Sachs International (Buy Protection)
Expiration: Aug 2017, Exercise Rate: 106.00% (h)	890	$556

Total Options Purchased - Puts (premiums paid $11,941)		9,167

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Indices - 0.0%
CBOE SPX Volitility Index
Expiration: Aug 2017, Exercise Price: $ 15.00 (h)(o)	74	2,220

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2017, Exercise Price: $ 249.00 (h)(o)	26	1,638

Options on Equities - 0.0%
Cliffs Natural Resources, Inc.
Expiration: Aug 2017, Exercise Price: $ 9.00 (h)(o)	55	247
Valeant Pharmaceuticals International, Inc.
Expiration: Aug 2017, Exercise Price: $ 20.00 (h)(o)	41	861

		1,108

Total Options Purchased - Calls (premiums paid $9,692)		4,966

	Shares
WARRANTS - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc., expiring 4/21/20 (f)(g)(h)	1,429	857
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (h)	2,538	2,031
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (h)	122	79

		2,967

Financials - 0.0%
Diversified Financial Services - 0.0%
iPayment Holdings, Inc., expiring 12/29/22 (f)(g)(h)	13,856	334

Total Warrants (cost $23,546)		3,301

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 34.6%
U.S. TREASURY BILLS - 26.3%
U.S. Treasury Bill
Zero Coupon, 10/19/17 (p)	U.S.$	2,300	$2,295,430
Zero Coupon, 9/28/17-12/28/17		3,330	3,320,202

Total U.S. Treasury Bills (cost $5,615,632)			5,615,632

	Shares
Investment Companies - 8.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (q)(r) (cost $1,778,105)		1,778,105	1,778,105

Total Short-Term Investments (cost $7,393,737)			7,393,737

Total Investments Before Securities Sold Short - 101.5% (cost $21,729,325)			21,639,085

	Principal Amount (000)
SECURITIES SOLD SHORT - (86.0)%
CORPORATES - NON-INVESTMENT GRADE - (67.4)%
Industrial - (57.2)%
Basic - (11.6)%
Ashland LLC
4.75%, 8/15/22	U.S.$	(600)	(627,786)
Berry Plastics Corp.
5.50%, 5/15/22		(564)	(588,280)
Chemours Co. (The)
6.625%, 5/15/23		(400)	(429,156)
INEOS Group Holdings SA
5.625%, 8/01/24 (c)		(400)	(413,636)
Lundin Mining Corp.
7.50%, 11/01/20 (c)		(200)	(209,730)
Platform Specialty Products Corp.
6.50%, 2/01/22 (c)		(200)	(207,564)

			(2,476,152)

Capital Goods - (4.8)%
Bombardier, Inc.
7.50%, 3/15/25 (c)		(600)	(636,198)
Triumph Group, Inc.
4.875%, 4/01/21		(400)	(378,876)

			(1,015,074)

Communications - Media - (7.9)%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.875%, 4/01/24 (c)		(400)	(429,724)

	Principal Amount (000)		U.S. $ Value
CSC Holdings LLC
5.25%, 6/01/24	U.S.$	(600)	$(622,284)
Lamar Media Corp.
5.00%, 5/01/23		(400)	(415,776)
5.875%, 2/01/22		(200)	(206,534)

			(1,674,318)

Consumer Cyclical - Automotive - (1.9)%
Dana, Inc.
5.50%, 12/15/24		(400)	(415,192)

Consumer Cyclical - Other - (2.0)%
Scientific Games International, Inc.
7.00%, 1/01/22 (c)		(400)	(426,396)

Consumer Non-Cyclical - (4.7)%
Iceland Bondco PLC
6.75%, 7/15/24 (c)	GBP	(400)	(583,001)
Spectrum Brands, Inc.
5.75%, 7/15/25	U.S.$	(400)	(428,552)

			(1,011,553)

Energy - (11.4)%
Chesapeake Energy Corp.
8.00%, 6/15/27 (c)		(400)	(399,900)
Laredo Petroleum, Inc.
7.375%, 5/01/22		(400)	(414,508)
Noble Holding International Ltd.
8.70%, 4/01/45		(400)	(300,240)
Oasis Petroleum, Inc.
6.875%, 1/15/23		(175)	(172,288)
SM Energy Co.
6.125%, 11/15/22		(400)	(392,096)
Southwestern Energy Co.
6.70%, 1/23/25		(200)	(197,350)
Weatherford International Ltd.
6.50%, 8/01/36		(400)	(352,176)
WPX Energy, Inc.
5.25%, 9/15/24		(200)	(197,636)

			(2,426,194)

Services - (2.0)%
Service Corp. International/US
5.375%, 5/15/24		(400)	(424,432)

Technology - (4.0)%
CommScope, Inc.
5.50%, 6/15/24 (c)		(400)	(421,796)
MSCI, Inc.
5.25%, 11/15/24 (c)		(400)	(427,720)

			(849,516)

Transportation - Services - (6.9)%
Herc Rentals, Inc.
7.50%, 6/01/22 (c)		(400)	(430,116)

	Principal Amount (000)		U.S. $ Value
United Rentals North America, Inc.
5.75%, 11/15/24	U.S.$	(400)	$(425,084)
XPO Logistics, Inc.
6.50%, 6/15/22 (c)		(600)	(624,666)

			(1,479,866)

			(12,198,693)

Financial Institutions - (8.7)%
Banking - (1.9)%
Societe Generale SA
6.00%, 1/27/20 (b)(c)		(400)	(409,840)

Finance - (2.9)%
Fly Leasing Ltd.
6.375%, 10/15/21		(200)	(209,806)
Navient Corp.
5.875%, 10/25/24		(400)	(408,736)

			(618,542)

REITS - (3.9)%
FelCor Lodging LP
5.625%, 3/01/23		(400)	(416,036)
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 4/15/19 (c)		(200)	(206,854)
4.875%, 6/01/23 (c)		(200)	(202,328)

			(825,218)

			(1,853,600)

Utility - (1.5)%
Electric - (1.5)%
Calpine Corp.
6.00%, 1/15/22 (c)		(189)	(194,984)
Enel SpA
6.50%, 1/10/74 (c)	EUR	(100)	(128,019)

			(323,003)

Total Corporates - Non-Investment Grade (proceeds $(14,030,960))			(14,375,296)

CORPORATES - INVESTMENT GRADE - (16.4)%
Financial Institutions - (4.2)%
BNP Paribas SA
7.375%, 8/19/25 (b)(c)	U.S.$	(600)	(684,450)
Intesa Sanpaolo SpA
4.00%, 10/30/23 (c)	EUR	(150)	(210,327)

			(894,777)

Industrial - (12.2)%
Comcast Corp.
4.60%, 8/15/45	U.S.$	(600)	(655,494)
Ecopetrol SA
7.625%, 7/23/19		(200)	(220,000)

	Principal Amount (000)		U.S. $ Value
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	U.S.$	(400)	$(426,708)
Kroger Co. (The)
6.90%, 4/15/38		(600)	(754,182)
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46		(600)	(544,554)

			(2,600,938)

Total Corporates - Investment Grade (proceeds $(3,346,526))			(3,495,715)

EMERGING MARKETS - CORPORATE BONDS - (1.4)%
Industrial - (1.4)%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c) (proceeds $(679,340))		(800)	(296,000)

EMERGING MARKETS - SOVEREIGNS - (0.8)%
Venezuela - (0.8)%
Venezuela Government International Bond
9.375%, 1/13/34 (proceeds $(186,131))		(400)	(163,000)

Total Securities Sold Short (proceeds $(18,242,957))			(18,330,011)

Total Investments - 15.5% (cost $3,486,368) (s)			3,309,074
Other assets less liabilities - 84.5% (t)			18,008,532

Net Assets - 100.0%			$21,317,606

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	16	September 2017	$672,973	$652,890	$(20,083)
Euro-Bund Futures	3	September 2017	575,224	575,149	(75)
U.S. Long Bond (CBT) Futures	4	September 2017	608,097	611,875	3,778
Sold Contracts
Euro-BOBL Futures	12	September 2017	1,889,340	1,875,992	13,348
EURO-BTP Futures	6	September 2017	947,860	967,686	(19,826)
Euro-OAT Futures	6	September 2017	1,061,576	1,056,755	4,821
Russell 2000 Mini Futures	9	September 2017	639,956	640,980	(1,024)

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	12	September 2017	$1,508,988	$1,510,687	$(1,699)

					$(20,760)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	239	USD	71	8/02/17	$(5,376)
Bank of America, NA	USD	76	BRL	239	8/02/17	302
Bank of America, NA	USD	61	RUB	3,676	9/13/17	(501)
Barclays Bank PLC	INR	3,441	USD	53	8/22/17	(550)
Barclays Bank PLC	USD	107	INR	6,932	8/22/17	364
Citibank, NA	BRL	1,347	USD	421	8/02/17	(11,006)
Citibank, NA	USD	428	BRL	1,347	8/02/17	3,974
Citibank, NA	USD	278	CNY	1,888	8/16/17	2,834
Citibank, NA	USD	54	INR	3,466	8/21/17	328
Citibank, NA	BRL	793	USD	250	9/05/17	(3,204)
Citibank, NA	RUB	6,283	USD	107	9/13/17	2,584
Citibank, NA	KRW	437,941	USD	392	10/26/17	57
JPMorgan Chase Bank, NA	CNY	3,786	USD	555	8/16/17	(7,029)
JPMorgan Chase Bank, NA	TWD	3,403	USD	113	8/16/17	442
JPMorgan Chase Bank, NA	TWD	8,243	USD	271	8/16/17	(2,540)
JPMorgan Chase Bank, NA	USD	278	CNY	1,888	8/16/17	2,691
JPMorgan Chase Bank, NA	USD	574	GBP	439	9/21/17	6,605
State Street Bank & Trust Co.	MXN	2,155	USD	119	8/03/17	(1,772)
State Street Bank & Trust Co.	SGD	155	USD	111	8/17/17	(3,253)
State Street Bank & Trust Co.	CAD	418	USD	316	8/24/17	(19,712)
State Street Bank & Trust Co.	USD	77	CAD	100	8/24/17	3,144
State Street Bank & Trust Co.	AUD	150	USD	114	9/15/17	(6,238)
State Street Bank & Trust Co.	ZAR	720	USD	53	9/20/17	(1,049)
State Street Bank & Trust Co.	DKK	357	USD	55	9/27/17	(1,744)
State Street Bank & Trust Co.	USD	29	DKK	183	9/27/17	237
State Street Bank & Trust Co.	EUR	23	USD	26	10/04/17	(972)
State Street Bank & Trust Co.	USD	260	EUR	226	10/04/17	8,263

						$(33,121)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CBOE SPX Volitility Index (o)	74	25.00	August 2017	$367	$(555)
Valeant Pharmaceuticals International, Inc. (o)	41	24.00	August 2017	1,187	(144)

				$1,554	$(699)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CBOE SPX Volitility Index (o)	49	11.00	August 2017	$2,497	$(2,818)
Micron Technology, Inc. (o)	40	22.00	October 2017	1,598	(1,680)
SPDR S&P 500 ETF Trust (o)	47	230.00	August 2017	1,220	(728)
Tesla Motors, Inc. (o)	4	250.00	August 2017	377	(360)

				$5,692	$(5,586)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)%	1.74%		$490	$(39,556)	$(17,942)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.29		2,500	(44,485)	(21,869)
iTraxx-XOVER Series 25, 5 Year Index, 6/20/21*	(5.00)	1.84	EUR	18	(2,620)	(1,477)
iTraxx-Xover Series 27, 5 Year Index, 6/20/22*	(5.00)	2.35		1,270	(187,855)	(44,938)
Sale Contracts
Morgan Stanley & Co. LLC/(CME Group)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	1.74		$490	39,557	20,749
Morgan Stanley & Co. LLC/(INTRCONX)
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	5.00	1.25	EUR	114	15,104	7,635
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	3.21		299	24,555	2,976

					$(195,300)	$(54,866)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	$250	5/09/19	1.732%	3 Month LIBOR	$(1,011)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Arcelormittal, 6.125%, 6/01/18, 6/20/22*	(5.00)%	1.71%	EUR	200	$(38,224)	$(23,351)		$(14,873)
Anglo American Capital, 4.45%, 9/27/20, 6/20/22*	(5.00)	1.20		200	(44,542)	(29,155)		(15,387)
Barclays Bank PLC
K. Hovnanian Enterprises, Inc., 7.00%, 1/15/19, 6/20/19*	(5.00)	7.89		$300	12,863	30,232		(17,369)
Russian Foreign Bond - Eurobond, 7.50%, 3/31/30, 6/20/22*	(1.00)	1.63		400	11,052	12,940		(1,888)
Repsol International Finance BV, 4.875%, 2/19/19, 6/20/22*	(1.00)	0.71	EUR	200	(3,581)	1,311		(4,892)
Indonesia Government International Bond, 5.875%, 3/13/20, 6/20/22*	(1.00)	1.12		$600	2,523	8,795		(6,272)
Macy’s, Inc., 3.45%, 1/15/21, 6/20/22*	(1.00)	2.47		600	38,989	44,102		(5,113)
Citibank, NA
Renault SA, 3.125%, 3/05/21, 12/20/19*	(1.00)	0.29	EUR	160	(3,401)	– 0	–	(3,401)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	(5.00)%	3.12%		$1,000	$(57,267)	$61,919		$(119,186)
Quest Diagnostics, Inc., 6.95%, 7/01/37, 12/20/20*	(1.00)	0.16		500	(14,475)	(1,277)		(13,198)
Dell, Inc., 7.10%, 4/15/28, 12/20/21*	(1.00)	2.05		200	8,923	17,588		(8,665)
Credit Suisse International
BellSouth LLC, 6.55%, 6/15/34, 9/20/19*	(1.00)	0.31		1,000	(15,124)	(10,477)		(4,647)
Conagra Brands, Inc., 7.00%, 10/01/28, 12/20/21*	(1.00)	0.40		300	(7,795)	– 0	–	(7,795)
Conagra Brands, Inc., 7.00%, 10/01/28, 12/20/21*	(1.00)	0.54		300	(5,951)	– 0	–	(5,951)
AK Steel Corp., 7.00%, 3/15/27, 6/20/22*	(5.00)	4.15		200	(8,539)	(7,224)		(1,315)
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	9.97		95	17,910	18,261		(351)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	(3.00)	5.69		134	15,129	16,220		(1,091)
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	9.97		50	9,433	6,529		2,904
Deutsche Bank AG
Lloyds Bank PLC, 2.75%, 12/09/18, 12/20/19*	(1.00)	0.19	EUR	470	(11,458)	(6,575)		(4,883)
Goldman Sachs International
Teck Resources Ltd., 3.75%, 2/01/23, 6/20/18*	(1.00)	0.18		$250	(2,115)	1,791		(3,906)
Amkor Technology, Inc., 6.625%, 6/01/21, 6/20/21*	(5.00)	1.09		100	(15,198)	(3,903)		(11,295)
Yum! Brands, Inc., 6.25%, 3/15/18, 6/20/21*	(1.00)	0.53		200	(3,756)	10,658		(14,414)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Boyd Gaming Corp., 6.875%, 5/15/23, 6/20/22*	(5.00)%	1.41%	$200	$(34,358)	$(26,971)	$(7,387)
Arconic, Inc., 5.72%, 2/23/19, 6/20/22*	(1.00)	1.44	200	3,784	7,638	(3,854)
AK Steel Corp., 7.625%, 5/15/20, 6/20/22*	(5.00)	4.15	300	(12,808)	(5,269)	(7,539)
Gap, Inc. (The), 5.95%, 4/12/21, 6/20/22*	(1.00)	2.25	200	11,070	17,427	(6,357)
AK Steel Corp., 7.625%, 5/15/20, 6/20/22*	(5.00)	4.15	200	(8,539)	(2,341)	(6,198)
Meritor, Inc., 6.25%, 2/15/24, 6/20/22*	(5.00)	2.08	400	(55,123)	(47,025)	(8,098)
Meritor, Inc., 6.25%, 2/15/24, 6/20/22*	(5.00)	2.08	200	(27,562)	(23,765)	(3,797)
California Resource Corp., 6.00%, 11/15/24, 6/20/22*	(5.00)	18.80	600	257,343	172,924	84,419
First Data Corp., 7.00%, 12/01/23, 6/20/22*	(5.00)	1.37	600	(103,669)	(87,285)	(16,384)
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	9.97	115	21,696	15,201	6,495
CDX-CMBX.NA.BBB Series 6, 5/11/63*	(3.00)	5.69	61	6,881	7,462	(581)
JPMorgan Chase Bank, NA
Federative Republic of Brazil, 4.25%, 1/07/25,6/20/22*	(1.00)	2.08	200	9,522	11,717	(2,195)
Republic of Colombia, 10.375%, 1/28/33, 6/20/22*	(1.00)	1.25	600	6,360	11,551	(5,191)
Morgan Stanley Capital Services LLC

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
British Telecommunications PLC, 5.75%, 12/07/28, 12/20/20*	(1.00)%	0.40%	EUR	960	$(23,867)	$(7,088)	$(16,779)
Koninklijke KPN NV, 7.50%, 2/04/19, 12/20/20*	(1.00)	0.31		350	(9,949)	(385)	(9,564)
Noble Holding International Ltd., 4.90%, 8/01/20, 12/20/21*	(1.00)	5.57		$150	25,255	26,784	(1,529)
Federative Republic of Brazil, 4.25%, 1/07/25, 6/20/22*	(1.00)	2.08		200	9,521	12,924	(3,403)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00	6.09		20	(430)	510	(940)
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	0.58		20	2,620	911	1,709
K. Hovnanian Enterprises, Inc., 7.00%, 1/15/19, 6/20/22*	5.00	9.84		300	(47,643)	(75,339)	27,696
Citibank, NA
Nabors Industries, Inc., 6.15%, 2/15/18, 6/20/20*	1.00	2.07		20	(572)	(1,385)	813
Staples, Inc., 2.75%, 1/12/18, 6/20/20*	1.00	1.39		20	(196)	(492)	296
Safeway, Inc., 7.25%, 2/01/31, 6/20/20*	1.00	1.53		20	(272)	(1,009)	737
Weatherford International Ltd., 4.50%, 4/15/22, 6/20/20*	1.00	3.43		20	(1,291)	(1,072)	(219)
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	1.00	3.12		1,200	(68,125)	(173,883)	105,758

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Unitymedia GmbH, 6.125%, 1/15/25, 6/20/20*	5.00%	0.73%	EUR	90	$13,800	$9,604	$4,196
Credit Suisse International
AT&T, Inc., 2.45%, 6/30/20, 9/20/19*	1.00	0.26		$1,000	16,603	12,161	4,442
Avon Products, Inc., 6.50%, 3/01/19, 6/20/20*	1.00	3.26		20	(1,222)	(2,139)	917
Freeport-McMoRan, Inc., 3.55%, 3/01/22, 6/20/20*	1.00	1.07		20	(15)	(877)	862
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	1.00	3.12		20	(1,136)	(2,611)	1,475
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97		65	(12,254)	(8,332)	(3,922)
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69		145	(16,358)	(10,423)	(5,935)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69		44	(4,964)	(3,081)	(1,883)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97		57	(10,746)	(9,493)	(1,253)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97		138	(26,017)	(17,876)	(8,141)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69		6	(677)	(420)	(257)

					$(197,942)	$(53,363)	$(144,579)

*	Termination date

TOTAL RETURN SWAP

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
iBoxx $ Liquid High Yield Index	523,000	LIBOR	$523	9/20/17	$6,415
iBoxx $ Liquid High Yield Index	521,000	LIBOR	521	9/20/17	6,290
iBoxx $ Liquid High Yield Index	278,000	LIBOR	278	9/20/17	2,012
Goldman Sachs International
iBoxx $ Liquid High Yield Index	782,000	LIBOR	782	9/20/17	6,594
iBoxx $ Liquid High Yield Index	293,000	LIBOR	293	9/20/17	2,471
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	832,000	LIBOR	832	9/20/17	5,826
iBoxx $ Liquid High Yield Index	555,000	LIBOR	555	9/20/17	3,622
iBoxx $ Liquid High Yield Index	278,000	LIBOR	278	9/20/17	1,946
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	1,163,000	LIBOR	1,163	9/20/17	13,370
iBoxx $ Liquid High Yield Index	841,000	LIBOR	841	9/20/17	9,991
iBoxx $ Liquid High Yield Index	872,000	LIBOR	872	9/20/17	9,271
Pay Total Return on Reference Obligation
Bank of America, NA
iBoxx EUR Liquid High Yield Index	390,000	EURIBOR	390	9/20/17	(4,227)
iBoxx EUR Liquid High Yield Index	500,000	EURIBOR	500	9/20/17	(5,006)

					$58,575

(a)	Variable rate coupon, rate shown as of July 31, 2017.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $(4,137,501) or (19.4)% of net assets.
(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2017.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.41% of net assets as of July 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Artsonig Pty Ltd.
11.50%, 4/01/19	4/01/17	$28,204	$1,910	0.01%
Exide Technologies
11.00%, 4/30/22	5/24/17	54,166	50,100	0.24%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Exide Technologies
7.00%, 4/30/25	11/10/16	$17,275	$16,430		0.08%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15	21,437	– 0	–	0.00%
Modular Space Corp.	8/04/16-2/08/17	11,343	16,159		0.08%

(f)	Illiquid security.
(g)	Fair valued by the Adviser.
(h)	Non-income producing security.
(i)	Defaulted.
(j)	Convertible security.
(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2017.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value	Percentage of Net Assets
CHC Group LLC	3/23/17	$141,676		$21,307	0.10%
CHC Group LLC/CHC Finance Ltd. Series AI, 10/01/2020	3/10/17	65,234		149,831	0.70%
Exide Technologies	5/23/17	– 0	–	6,379	0.03%

(m)	Defaulted matured security.
(n)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2017.
(o)	One contract relates to 100 shares.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(r)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(s)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,196,445 and gross unrealized depreciation of investments was $(1,373,739), resulting in net unrealized depreciation of $(177,294).
(t)	An amount of U.S. $130,372 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2017.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
BTP	-	Buoni del Tesoro Poliennali
CBOE	-	Chicago Board Options Exchange

CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
RTP	-	Right To Pay
SPDR	-	Standard & Poor’s Depository Receipt

AB Bond Fund, Inc.

AB Credit Long/Short Portfolio

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$5,457,150	$	– 0	–	$5,457,150
Corporates - Non-Investment Grade		– 0	–	5,116,452		96,048	(a)	5,212,500
Common Stocks		806,070		285,139		40,936		1,132,145
Emerging Markets - Corporate Bonds		– 0	–	574,581		– 0	–	574,581
Governments - Treasuries		– 0	–	377,246		– 0	–	377,246

Investments in Securities:	Level 1			Level 2		Level 3			Total
Inflation-Linked Securities	$	– 0	–	$345,206		$	– 0	–	$345,206
Emerging Markets - Sovereigns		– 0	–	309,801			– 0	–	309,801
Asset-Backed Securities		– 0	–	– 0	–		265,545		265,545
Emerging Markets - Treasuries		– 0	–	198,262			– 0	–	198,262
Collateralized Mortgage Obligations		– 0	–	148,705			– 0	–	148,705
Preferred Stocks		– 0	–	62,022			43,368		105,390
Bank Loans		– 0	–	101,383			– 0	–(a)	101,383
Options Purchased - Puts		– 0	–	9,167			– 0	–	9,167
Options Purchased - Calls		– 0	–	4,966			– 0	–	4,966
Warrants		2,967		– 0	–		334		3,301
Short-Term Investments:
U.S. Treasury Bills		– 0	–	5,615,632			– 0	–	5,615,632
Investment Companies		1,778,105		– 0	–		– 0	–	1,778,105
Liabilities:
Corporates - Non-Investment Grade		– 0	–	(14,375,296)			– 0	–	(14,375,296)
Corporates - Investment Grade		– 0	–	(3,495,715)			– 0	–	(3,495,715)
Emerging Markets - Corporate Bonds		– 0	–	(296,000)			– 0	–	(296,000)
Emerging Markets - Sovereigns		– 0	–	(163,000)			– 0	–	(163,000)

Total Investments in Securities		2,587,142		275,701			446,231		3,309,074
Other Financial Instruments(b):
Assets:
Futures		21,947		– 0	–		– 0	–	21,947
Forward Currency Exchange Contracts		– 0	–	31,825			– 0	–	31,825
Centrally Cleared Credit Default Swaps		– 0	–	31,360			– 0	–	31,360
Credit Default Swaps		– 0	–	242,719			– 0	–	242,719
Total Return Swaps		– 0	–	67,808			– 0	–	67,808
Liabilities:
Futures		(22,624)		(20,083)			– 0	–	(42,707)
Forward Currency Exchange Contracts		– 0	–	(64,946)			– 0	–	(64,946)
Call Options Written		– 0	–	(699)			– 0	–	(699)
Put Options Written		– 0	–	(5,586)			– 0	–	(5,586)
Centrally Cleared Credit Default Swaps		– 0	–	(86,226)			– 0	–	(86,226)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,011)			– 0	–	(1,011)
Credit Default Swaps		– 0	–	(387,298)			– 0	–	(387,298)
Total Return Swaps		– 0	–	(9,233)			– 0	–	(9,233)

Total(c)		$2,586,465		$74,331			$446,231		$3,107,027

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade		Common Stocks		Asset-Backed Securities
Balance as of 10/31/16	$11,069		$2,355		$212,888
Accrued discounts/(premiums)	(1,896)		– 0	–	431
Realized gain (loss)	– 0	–	(1,327)		1,629
Change in unrealized appreciation/depreciation	(66,795)		(7,508)		4,655
Purchases	104,805		47,873		– 0	–
Sales	(9,587)		(457)		(8,704)

	Corporates - Non- Investment Grade		Common Stocks			Asset-Backed Securities
Transfers in to Level 3	$58,452		$	– 0	–	$54,646
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 7/31/17	$96,048			$40,936		$265,545

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$(64,731)			$(6,937)		$4,655

	Preferred Stocks		Bank Loans(a)			Warrants
Balance as of 10/31/16	$ – 0	–		$5,508		$15,204
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	4,238			(266)		(7,010)
Purchases	39,130			833		– 0	–
Sales	– 0	–		(6,075)		– 0	–
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	(7,860)

Balance as of 7/31/17	$43,368		$	– 0	–	$334

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$4,238		$	– 0	–	$(7,010)

	Total
Balance as of 10/31/16	$247,024
Accrued discounts/(premiums)	(1,465)
Realized gain (loss)	302
Change in unrealized appreciation/depreciation	(72,686)
Purchases	192,641
Sales	(24,823)
Transfers in to Level 3	113,098
Transfers out of Level 3	(7,860)

Balance as of 7/31/17	$446,231	(b)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$(69,785)

(a)	The Portfolio held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at July 31, 2017. Securities priced i) by third party vendors, or ii) at cost, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/17			Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade	$	– 0	–	Qualitative Assessment		$	– 0	–
Common Stocks		$7,925		Market- Approach	EBITDA* Projection		$96.0MM
					EBITDA* Multiples		9.0X

	Fair Value at 7/31/17			Valuation Technique	Unobservable Input	Input
Bank Loans	$	– 0	–	Qualitative Assessment		$	– 0	–
Warrants		$334		Option Price Modeling	Exercise Price		$6.64/NA
*	Earnings before Interest, Taxes, Depreciation and Amortization.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$4,595	$26,448	$29,265	$1,778	$11

AB Bond Fund, Inc.

Bond Inflation Strategy

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 89.5%
Japan - 0.9%
Japanese Government CPI Linked Bond
Series 2022
0.10%, 3/10/27	JPY	481,088	$4,543,208

United States - 88.6%
U.S. Treasury Inflation Index
0.125%, 4/15/19-1/15/23 (TIPS) (a)	U.S.$	105,035	105,081,761
0.125%, 4/15/20-7/15/26 (TIPS)		59,638	59,359,398
0.25%, 1/15/25 (TIPS) (b)		33,993	33,583,590
0.375%, 7/15/23 (TIPS) (a)(b)		19,165	19,390,005
0.375%, 7/15/25 (TIPS) (a)		29,946	29,903,594
0.625%, 7/15/21 (TIPS) (a)		23,560	24,207,579
0.625%, 1/15/24 (TIPS)		47,154	48,082,088
1.375%, 1/15/20 (TIPS)		18,650	19,329,408
1.75%, 1/15/28 (TIPS)		7,878	8,825,447
2.00%, 1/15/26 (TIPS)		11,019	12,399,965
2.375%, 1/15/25 (TIPS)		7,870	9,000,420
2.375%, 1/15/27 (TIPS) (a)		44,697	52,288,198

			421,451,453

Total Inflation-Linked Securities (cost $426,829,619)			425,994,661

CORPORATES - INVESTMENT GRADE - 12.0%
Industrial - 5.9%
Basic - 0.4%
Eastman Chemical Co.
3.80%, 3/15/25		227	234,139
Minsur SA
6.25%, 2/07/24 (c)		314	341,617
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		393	391,526
Vale Overseas Ltd.
6.875%, 11/21/36		515	573,105
Yamana Gold, Inc.
4.95%, 7/15/24		403	409,569

			1,949,956

Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27		590	615,370
General Electric Co.
Series D
5.00%, 1/21/21 (d)		191	201,503

			816,873

Communications - Media - 0.2%
CBS Corp.
3.50%, 1/15/25		300	304,806
Cox Communications, Inc.
2.95%, 6/30/23 (c)		163	161,014
Time Warner Cable LLC

	Principal Amount (000)		U.S. $ Value
4.50%, 9/15/42	U.S.$	235	$222,550
5.00%, 2/01/20		35	37,325
8.75%, 2/14/19		25	27,500

			753,195

Communications - Telecommunications - 0.9%
AT&T, Inc.
3.00%, 2/15/22		1,255	1,272,783
3.40%, 5/15/25		120	118,523
3.80%, 3/15/22		274	287,023
4.125%, 2/17/26		431	442,116
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	55	46,913
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (c)	U.S.$	344	348,300
Verizon Communications, Inc.
2.625%, 8/15/26		614	567,968
3.50%, 11/01/24		565	570,577
5.50%, 3/16/47		535	572,541

			4,226,744

Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		400	403,652
5.875%, 8/02/21		640	714,598
General Motors Co.
3.50%, 10/02/18		425	432,476

			1,550,726

Consumer Non-Cyclical - 0.6%
Baxalta, Inc.
3.60%, 6/23/22		700	728,434
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		81	90,325
Mylan NV
3.95%, 6/15/26		197	201,291
Sigma Alimentos SA de CV
4.125%, 5/02/26 (c)		209	211,874
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		599	587,792
3.15%, 10/01/26		400	380,544
Tyson Foods, Inc.
2.65%, 8/15/19		199	201,754
3.95%, 8/15/24		650	689,513

			3,091,527

Energy - 2.1%
Cenovus Energy, Inc.
3.00%, 8/15/22		33	32,123
5.70%, 10/15/19		159	168,239
Ecopetrol SA
5.875%, 5/28/45		292	272,202
Energy Transfer LP
5.20%, 2/01/22		510	553,340

	Principal Amount (000)		U.S. $ Value
EnLink Midstream Partners LP
5.05%, 4/01/45	U.S.$	352	$335,720
Enterprise Products Operating LLC
3.70%, 2/15/26		771	791,740
5.20%, 9/01/20		335	364,755
Hess Corp.
4.30%, 4/01/27		563	558,766
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		104	108,845
5.00%, 10/01/21		1,200	1,295,004
Marathon Petroleum Corp.
5.125%, 3/01/21		280	305,511
Nabors Industries, Inc.
5.50%, 1/15/23		671	638,544
Noble Energy, Inc.
3.90%, 11/15/24		491	505,976
4.15%, 12/15/21		127	134,443
8.25%, 3/01/19		387	422,960
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		621	609,114
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		115	120,314
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		418	447,544
Valero Energy Corp.
6.125%, 2/01/20		476	522,034
Williams Partners LP
3.90%, 1/15/25		1,250	1,275,150
4.125%, 11/15/20		300	314,964

			9,777,288

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (c)		600	650,250

Services - 0.1%
S&P Global, Inc.
4.40%, 2/15/26		611	660,436

Technology - 0.9%
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,525
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (c)		190	195,575
3.875%, 1/15/27 (c)		407	417,806
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (c)		456	481,536
5.45%, 6/15/23 (c)		387	426,540
6.02%, 6/15/26 (c)		138	153,874
KLA-Tencor Corp.
4.65%, 11/01/24		639	693,500
Lam Research Corp.
2.80%, 6/15/21		250	255,380
Motorola Solutions, Inc.
7.50%, 5/15/25		483	582,107

	Principal Amount (000)		U.S. $ Value
Seagate HDD Cayman
4.75%, 1/01/25	U.S.$	398	$385,992
Western Digital Corp.
7.375%, 4/01/23 (c)		447	491,226

			4,091,061

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		565	579,831

			28,147,887

Financial Institutions - 5.8%
Banking - 5.2%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		200	213,544
Banco Santander SA
3.50%, 4/11/22		600	617,112
Bank of America Corp.
2.881%, 4/24/23		1,155	1,161,283
3.824%, 1/20/28		965	984,619
Barclays Bank PLC
Series E
6.625%, 3/30/22 (c)	EUR	101	150,014
Barclays PLC
3.65%, 3/16/25	U.S.$	294	294,741
3.684%, 1/10/23		700	719,194
BNP Paribas SA
3.80%, 1/10/24 (c)		332	344,918
Series E
2.25%, 1/11/27 (c)	EUR	199	243,214
BPCE SA
5.70%, 10/22/23 (c)	U.S.$	213	238,937
Citigroup, Inc.
3.668%, 7/24/28		835	838,540
3.875%, 3/26/25		655	665,683
Compass Bank
2.875%, 6/29/22		955	955,372
Cooperatieve Rabobank UA
4.375%, 8/04/25		396	418,754
Credit Agricole SA/London
4.125%, 1/10/27 (c)		367	382,660
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		1,285	1,339,266
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		382	378,577
2.80% (LIBOR 3 Month + 1.60%), 11/29/23 (e)		406	418,797
3.85%, 7/08/24		1,000	1,041,230
HSBC Holdings PLC
4.00%, 3/30/22		1,000	1,061,990
4.041%, 3/13/28		880	922,214
JPMorgan Chase & Co.
2.295%, 8/15/21		322	321,617

	Principal Amount (000)		U.S. $ Value
3.22%, 3/01/25	U.S.$	1,180	$1,192,555
3.782%, 2/01/28		518	531,655
4.25%, 10/15/20		55	58,659
Lloyds Banking Group PLC
4.65%, 3/24/26		318	334,701
Morgan Stanley
3.591%, 7/22/28		1,200	1,201,560
Series G
5.50%, 7/28/21		456	507,747
Nationwide Building Society
4.00%, 9/14/26 (c)		820	821,378
PNC Bank NA
3.80%, 7/25/23		940	996,212
Santander Holdings USA, Inc.
4.40%, 7/13/27 (c)		923	940,112
Santander Issuances SAU
3.25%, 4/04/26 (c)	EUR	400	513,135
Santander UK PLC
5.00%, 11/07/23 (c)	U.S.$	505	547,859
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		281	281,163
UBS AG/Stamford CT
7.625%, 8/17/22		465	554,815
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (c)		1,153	1,218,583
US Bancorp
Series J
5.30%, 4/15/27 (d)		427	459,371
Wells Fargo & Co.
3.069%, 1/24/23		759	772,434

			24,644,215

Insurance - 0.3%
Coventry Health Care, Inc.
5.45%, 6/15/21		415	458,380
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		5	5,423
Lincoln National Corp.
8.75%, 7/01/19		54	60,723
MetLife, Inc.
5.70%, 6/15/35		90	111,179
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (c)		360	394,873
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		125	209,481
XLIT Ltd.
3.25%, 6/29/47	EUR	250	296,394

			1,536,453

REITS - 0.3%
Trust F/1401
5.25%, 1/30/26 (c)	U.S.$	640	669,600

	Principal Amount (000)		U.S. $ Value
Welltower, Inc.
4.00%, 6/01/25	U.S.$	708	$742,642

			1,412,242

			27,592,910

Utility - 0.3%
Electric - 0.3%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		340	440,994
CMS Energy Corp.
5.05%, 3/15/22		144	158,489
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		620	666,500

			1,265,983

Natural Gas - 0.0%
NiSource Finance Corp.
6.80%, 1/15/19		12	12,795

			1,278,778

Total Corporates - Investment Grade (cost $55,253,019)			57,019,575

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.4%
Non-Agency Fixed Rate CMBS - 5.5%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		258	258,900
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		1,070	1,085,558
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		885	917,508
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
4.855%, 9/10/45 (c)		486	450,557
Series 2013-GC11, Class D
4.455%, 4/10/46 (c)		191	179,176
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,382	1,395,509
Series 2015-GC35, Class A4
3.818%, 11/10/48		450	474,041
Series 2016-C1, Class A4
3.209%, 5/10/49		775	785,705
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		284	280,346
Series 2015-CR25, Class A4
3.759%, 8/10/48		1,155	1,215,634
Series 2015-PC1, Class A5
3.902%, 7/10/50		745	787,542

	Principal Amount (000)		U.S. $ Value
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48	U.S.$	395	$414,176
Series 2015-C4, Class A4
3.808%, 11/15/48		1,148	1,203,876
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		727	736,034
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		500	488,883
Series 2014-GC18, Class D
4.945%, 1/10/47 (c)		581	495,978
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		248	248,052
Series 2006-LDP9, Class AM
5.372%, 5/15/47		208	207,739
Series 2007-CB19, Class AM
5.794%, 2/12/49		31	31,218
Series 2007-LD12, Class AM
6.025%, 2/15/51		32	32,348
Series 2011-C5, Class D
5.407%, 8/15/46 (c)		129	131,321
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA
0.933%, 9/15/47 (f)		22,696	1,126,199
Series 2015-C31, Class A3
3.801%, 8/15/48		430	454,276
Series 2015-C32, Class C
4.668%, 11/15/48		545	531,438
Series 2015-C33, Class A4
3.77%, 12/15/48		1,150	1,212,875
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		222	177,636
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		370	369,998
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		637	640,725
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49		24	24,359
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class XA
1.14%, 10/15/48 (f)		11,187	765,893
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		320	319,928
Series 2016-UB12, Class A4
3.596%, 12/15/49		1,740	1,811,483

	Principal Amount (000)		U.S. $ Value
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45	U.S.$	2,309	$2,337,288
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48		1,160	1,197,233
Series 2015-SG1, Class C
4.47%, 9/15/48		537	528,486
Series 2016-LC25, Class C
4.437%, 12/15/59		330	327,684
Series 2016-NXS6, Class A4
2.918%, 11/15/49		900	887,594
Series 2016-NXS6, Class C
4.31%, 11/15/49		525	532,173
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		494	512,010
Series 2014-C20, Class A2
3.036%, 5/15/47		648	660,668

			26,238,047

Non-Agency Floating Rate CMBS - 0.9%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A
3.126% (LIBOR 1 Month + 1.90%), 11/15/21(c)(e)		328	327,996
Series 2016-IMC, Class C
5.176% (LIBOR 1 Month + 3.95%), 11/15/21(c)(e)		184	184,934
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
5.759% (LIBOR 1 Month + 4.60%), 11/15/33 (c)(e)		185	186,386
Great Wolf Trust
Series 2015-WOLF, Class A
2.676% (LIBOR 1 Month + 1.45%), 5/15/34 (c)(e)		800	799,515
H/2 Asset Funding NRE
Series 2015-1A
2.877%, 6/24/49 (e)(g)		347	346,898
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
2.926% (LIBOR 1 Month + 1.70%), 7/15/36 (c)(e)		853	854,359
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
3.096% (LIBOR 1 Month + 1.87%), 8/15/26 (c)(e)		214	213,458
Series 2015-XLF2, Class SNMA
3.176% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(e)		241	239,716

	Principal Amount (000)		U.S. $ Value
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
2.276% (LIBOR 1 Month + 1.05%), 4/15/32 (c)(e)	U.S.$	25	$25,391
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.446% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(e)		1,084	1,081,587

			4,260,240

Total Commercial Mortgage-Backed Securities (cost $30,316,950)			30,498,287

ASSET-BACKED SECURITIES - 5.3%
Autos - Fixed Rate - 3.4%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		230	230,498
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		707	707,269
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		482	481,018
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)		420	420,556
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		289	291,885
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (c)		382	381,800
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		438	437,511
Series 2015-2, Class A3
1.31%, 8/15/19		151	151,061
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		91	90,551
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (c)		651	651,819
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)		133	133,052
Drive Auto Receivables Trust
Series 2017-AA, Class A3
1.77%, 1/15/20 (c)		765	764,397
Series 2017-BA, Class A1
1.20%, 4/16/18 (c)		253	253,211
Series 2017-BA, Class A3
1.74%, 6/17/19 (c)		880	880,187

	Principal Amount (000)		U.S. $ Value
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (c)	U.S.$	168	$168,019
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		250	266,317
Series 2016-3A, Class A
1.84%, 11/16/20 (c)		188	187,460
Series 2017-2A, Class A
2.11%, 6/15/21 (c)		695	694,757
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (c)		325	351,118
Series 2016-4, Class D
3.89%, 11/15/22 (c)		330	332,777
Series 2017-2, Class A
1.85%, 7/15/21 (c)		887	886,331
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (c)		728	735,388
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		640	640,352
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		599	598,714
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		92	91,788
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (c)		625	626,578
Series 2015-1A, Class B
3.52%, 3/25/21 (c)		489	490,455
Series 2015-2A, Class A
2.02%, 9/25/19 (c)		508	505,921
Series 2015-3A, Class A
2.67%, 9/25/21 (c)		1,000	997,188
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (c)		368	368,455
Series 2016-1A, Class A
2.32%, 3/25/20 (c)		737	736,140
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (c)		299	299,042
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		203	202,712
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		19	19,447

	Principal Amount (000)		U.S. $ Value
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (c)	U.S.$	750	$752,424
Series 2016-3, Class A2
1.34%, 11/15/19		221	221,138

			16,047,336

Other ABS - Fixed Rate - 0.9%
Citi Held For Asset Issuance
Series 2016-PM1, Class A
4.65%, 4/15/25 (c)		110	110,966
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		493	494,002
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (c)		126	126,385
Series 2017-1A, Class A
2.827%, 3/15/24 (c)		450	452,394
Series 2017-2A, Class A
2.39%, 7/15/24 (c)		869	870,063
SBA Tower Trust
3.156%, 10/15/20 (c)		851	867,629
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)		238	239,841
Series 2016-3, Class A
3.05%, 12/26/25 (c)		612	618,616
Series 2017-2, Class A
3.28%, 2/25/26 (c)		594	602,158

			4,382,054

Autos - Floating Rate - 0.5%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.726% (LIBOR 1 Month + 0.50%), 7/15/20 (c)(e)		1,037	1,040,513
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
1.799% (LIBOR 1 Month + 0.57%), 1/15/22 (e)		692	697,757
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.712% (LIBOR 1 Month + 1.50%), 10/20/20 (c)(e)		159	159,000
Wells Fargo Dealer Floorplan Master Note Trust
Series 2015-1, Class A
1.728% (LIBOR 1 Month + 0.50%), 1/20/20 (e)		620	621,059

			2,518,329

Credit Cards - Fixed Rate - 0.4%
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,084	1,091,959

	Principal Amount (000)		U.S. $ Value
Series 2016-1, Class A
2.04%, 3/15/22	U.S.$	209	$209,982
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		373	373,062
Series 2016-B, Class A
1.44%, 6/15/22		313	312,248

			1,987,251

Credit Cards - Floating Rate - 0.1%
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.706% (LIBOR 1 Month + 0.48%), 2/15/22 (e)		403	403,913

Total Asset-Backed Securities (cost $25,205,874)			25,338,883

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%
Risk Share Floating Rate - 3.4%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.732% (LIBOR 1 Month + 6.50%), 4/25/26 (e)(g)		272	281,072
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
5.482% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		1,030	1,153,182
Series 2014-DN3, Class M3
5.232% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		1,055	1,144,147
Series 2014-HQ3, Class M3
5.982% (LIBOR 1 Month + 4.75%), 10/25/24 (e)		323	359,807
Series 2015-DNA1, Class M3
4.532% (LIBOR 1 Month + 3.30%), 10/25/27 (e)		260	290,643
Series 2015-DNA2, Class M2
3.832% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		724	742,133
Series 2015-DNA3, Class M3
5.932% (LIBOR 1 Month + 4.70%), 4/25/28 (e)		281	328,042
Series 2015-HQA1, Class M2
3.882% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		540	555,085
Series 2015-HQA2, Class M3
6.032% (LIBOR 1 Month + 4.80%), 5/25/28 (e)		276	320,054
Series 2016-DNA1, Class M3
6.782% (LIBOR 1 Month + 5.55%), 7/25/28 (e)		324	384,691

	Principal Amount (000)		U.S. $ Value
Series 2016-HQA1, Class M3
7.582% (LIBOR 1 Month + 6.35%), 9/25/28 (e)	U.S.$	600	$747,401
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
2.432% (LIBOR 1 Month + 1.20%), 7/25/24 (e)		42	42,271
Series 2014-C04, Class 1M2
6.132% (LIBOR 1 Month + 4.90%), 11/25/24 (e)		519	596,783
Series 2014-C04, Class 2M2
6.232% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		171	194,177
Series 2015-C01, Class 1M2
5.532% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		381	413,057
Series 2015-C01, Class 2M2
5.782% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		369	399,529
Series 2015-C02, Class 1M2
5.232% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		499	539,561
Series 2015-C02, Class 2M2
5.232% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		404	431,192
Series 2015-C03, Class 1M2
6.232% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		653	731,272
Series 2015-C03, Class 2M2
6.232% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		679	752,095
Series 2015-C04, Class 1M2
6.932% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		1,204	1,381,786
Series 2015-C04, Class 2M2
6.782% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		620	698,706
Series 2016-C01, Class 1M2
7.982% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		587	715,342
Series 2016-C01, Class 2M2
8.182% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		446	542,710
Series 2016-C02, Class 1M2
7.232% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		505	598,138
Series 2016-C03, Class 2M2
7.132% (LIBOR 1 Month + 5.90%), 10/25/28 (e)		1,214	1,432,588
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M1
3.982% (LIBOR 1 Month + 2.75%), 11/25/25 (c)(e)		67	67,544

	Principal Amount (000)		U.S. $ Value
Series 2015-WF1, Class 2M1
4.082% (LIBOR 1 Month + 2.85%), 11/25/25 (e)(g)	U.S.$	150	$151,502

			15,994,510

Agency Floating Rate - 0.6%
Federal Home Loan Mortgage Corp. REMICs
Series 4693, Class SL
4.924% (6.15% - LIBOR 1 Month), 6/15/47 (e)(h)		3,134	714,325
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
5.308% (6.54% - LIBOR 1 Month), 12/25/41 (e)(h)		1,690	371,151
Series 2014-78, Class SE
4.868% (6.10% - LIBOR 1 Month), 12/25/44 (e)(h)		3,033	571,153
Series 2016-77, Class DS
4.768% (6.00% - LIBOR 1 Month), 10/25/46 (e)(h)		3,441	705,303
Series 2017-62, Class AS
4.926% (6.15% - LIBOR 1 Month), 8/25/47 (e)(h)		3,132	666,122

			3,028,054

Total Collateralized Mortgage Obligations (cost $17,526,789)			19,022,564

CORPORATES - NON-INVESTMENT GRADE - 2.0%
Industrial - 1.4%
Basic - 0.2%
Anglo American Capital PLC
3.75%, 4/10/22 (c)		200	204,500
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)		391	403,172
SPCM SA
4.875%, 9/15/25 (c)		500	513,865

			1,121,537

Communications - Media - 0.1%
CSC Holdings LLC
6.75%, 11/15/21		145	161,130
SFR Group SA
5.375%, 5/15/22 (c)	EUR	231	285,569

			446,699

Communications - Telecommunications - 0.4%
CenturyLink, Inc.
Series Y
7.50%, 4/01/24	U.S.$	213	231,633
Sprint Capital Corp.
6.90%, 5/01/19		1,000	1,065,220

	Principal Amount (000)		U.S. $ Value
Wind Acquisition Finance SA
4.75%, 7/15/20 (c)	U.S.$	340	$344,186

			1,641,039

Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (c)		321	325,651
Allison Transmission, Inc.
5.00%, 10/01/24 (c)		197	203,655

			529,306

Consumer Cyclical - Other - 0.3%
International Game Technology PLC
6.25%, 2/15/22 (c)		360	393,811
6.50%, 2/15/25 (c)		460	507,831
KB Home
4.75%, 5/15/19		345	355,723

			1,257,365

Consumer Cyclical - Retailers - 0.0%
Hanesbrands, Inc.
4.625%, 5/15/24 (c)		200	204,710

Consumer Non-Cyclical - 0.1%
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (c)		83	86,327
4.875%, 11/01/26 (c)		83	86,137
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (c)		385	327,600

			500,064

Energy - 0.1%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		575	380,219
SM Energy Co.
6.50%, 1/01/23		41	40,782

			421,001

Technology - 0.0%
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (c)		172	191,183

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (c)		270	263,274

			6,576,178

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.6%
Banking - 0.5%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)	U.S.$	233	$262,971
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		137	161,557
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)		489	498,100
Series E
3.928%, 9/15/26 (c)	EUR	164	210,712
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (d)	U.S.$	480	529,848
Series U
7.64%, 9/30/17 (d)		100	95,930
Standard Chartered PLC
2.821% (LIBOR 3 Month + 1.51%), 1/30/27 (c)(d)(e)		400	344,624
7.50%, 4/02/22 (c)(d)		380	417,240

			2,520,982

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		415	445,121
7.25%, 1/25/22		54	59,354

			504,475

			3,025,457

Total Corporates - Non-Investment Grade (cost $9,455,510)			9,601,635

EMERGING MARKETS - TREASURIES - 0.8%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27	BRL	9,500	3,070,946

Turkey - 0.1%
Turkey Government Bond
11.00%, 2/24/27	TRY	2,044	603,143

Total Emerging Markets - Treasuries (cost $3,015,209)			3,674,089

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Chile - 0.2%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (c)	U.S.$	385	382,097
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		358	388,878

			770,975

	Principal Amount (000)		U.S. $ Value
Mexico - 0.3%
Petroleos Mexicanos
4.625%, 9/21/23	U.S.$	657	$676,381
6.50%, 3/13/27 (c)		895	985,395

			1,661,776

Total Quasi-Sovereigns (cost $2,348,692)			2,432,751

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		426	157,620
7.125%, 6/26/42 (c)		368	153,171

			310,791

Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (c)		328	335,380

Consumer Non-Cyclical - 0.1%
MARB BondCo PLC
7.00%, 3/15/24 (c)		200	196,500
Marfrig Holdings Europe BV
8.00%, 6/08/23 (c)		335	347,562
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		218	218,000
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (g)(i)(j)		655	46,669

			808,731

Energy - 0.1%
Petrobras Global Finance BV
6.125%, 1/17/22		430	451,584
Ultrapar International SA
5.25%, 10/06/26 (c)		330	335,923

			787,507

Total Emerging Markets - Corporate Bonds (cost $2,760,771)			2,242,409

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Mexico - 0.2%
Mexico Government International Bond
4.125%, 1/21/26		650	680,550

Qatar - 0.1%
Qatar Government International Bond
2.375%, 6/02/21 (c)		537	530,288

	Principal Amount (000)		U.S. $ Value
5.25%, 1/20/20 (c)	U.S.$	130	$138,125

			668,413

Total Governments - Sovereign Bonds (cost $1,349,969)			1,348,963

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt Logan Re Ltd.
(Preference Shares) (k)(l)
(cost $260,000)		260	269,333

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (c)
(cost $255,000)	U.S.$	255	263,288

SHORT-TERM INVESTMENTS - 2.9%
Governments - Treasuries - 2.8%
Japan - 2.8%
Japan Treasury Discount Bill
Series 687
Zero Coupon, 12/11/17
(cost $12,962,278)	JPY	1,460,000	13,248,491

	Shares
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (m)(n)
(cost $475,931)		475,931	475,931

Total Short-Term Investments (cost $13,438,209)			13,724,422

Total Investments - 124.3% (cost $588,015,611) (o)			591,430,860
Other assets less liabilities - (24.3)% (p)			(115,700,990)

Net Assets - 100.0%			$475,729,870

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	115	September 2017	$13,581,415	$13,587,070	$5,655
Sold Contracts
10 Yr Japan Bond (OSE) Futures	4	September 2017	5,446,391	5,448,229	(1,838)
Euro-BOBL Futures	154	September 2017	24,232,578	24,075,233	157,345
U.S. T-Note 2 Yr (CBT) Futures	144	September 2017	31,167,205	31,153,500	13,705
U.S. T-Note 10 Yr (CBT) Futures	258	September 2017	32,449,013	32,479,781	(30,768)

					$144,099

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	3,437	USD	1,053	8/02/17	$(49,342)
Bank of America, NA	USD	1,098	BRL	3,437	8/02/17	4,348
Bank of America, NA	TWD	36,331	USD	1,209	8/16/17	6,110
Bank of America, NA	USD	519	MYR	2,213	8/18/17	(1,950)
Barclays Bank PLC	USD	1,186	CNY	8,087	8/16/17	16,221
BNP Paribas SA	GBP	1,909	USD	2,492	9/21/17	(31,613)
BNP Paribas SA	JPY	2,000,000	USD	17,723	9/22/17	(459,669)
Citibank, NA	BRL	15,491	USD	4,738	8/02/17	(229,582)
Citibank, NA	USD	4,933	BRL	15,491	8/02/17	35,164
Citibank, NA	USD	673	MYR	2,867	8/18/17	(3,473)
Citibank, NA	USD	1,113	TRY	4,002	8/18/17	18,099
Citibank, NA	USD	2,671	INR	172,816	8/21/17	18,622
Citibank, NA	INR	171,989	USD	2,649	8/22/17	(27,220)
Citibank, NA	BRL	5,440	USD	1,711	9/05/17	(21,972)
Citibank, NA	EUR	681	USD	780	10/04/17	(28,608)
Citibank, NA	KRW	1,922,787	USD	1,720	10/26/17	2,060
Goldman Sachs Bank USA	BRL	8,048	USD	2,571	8/02/17	(10,180)
Goldman Sachs Bank USA	USD	2,540	BRL	8,048	8/02/17	41,056
Goldman Sachs Bank USA	USD	1,959	NOK	16,213	9/27/17	105,245
Goldman Sachs Bank USA	TWD	50,843	USD	1,679	11/22/17	(11,830)
HSBC Bank USA	CAD	4,555	USD	3,438	8/24/17	(217,656)
HSBC Bank USA	NZD	2,428	USD	1,752	9/15/17	(69,825)
HSBC Bank USA	USD	1,638	AUD	2,154	9/15/17	84,449
JPMorgan Chase Bank, NA	USD	1,710	CAD	2,262	8/24/17	104,162
JPMorgan Chase Bank, NA	USD	948	RUB	57,077	9/13/17	(1,164)
JPMorgan Chase Bank, NA	USD	1,212	TWD	36,428	9/20/17	(3,943)
Royal Bank of Scotland PLC	AUD	4,914	USD	3,727	9/15/17	(202,295)
State Street Bank & Trust Co.	TRY	2,207	USD	620	8/18/17	(3,820)
State Street Bank & Trust Co.	USD	1,684	SEK	14,108	9/27/17	68,567
State Street Bank & Trust Co.	EUR	227	USD	260	10/04/17	(9,265)

						$(879,304)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00%	3.21%	$2,250	$184,782	$33,149

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$12,085	2/27/19	3 Month LIBOR	1.544%	$54,370
Morgan Stanley & Co., LLC/(CME Group)	MXN	19,008	6/22/20	4 Week TIIE	6.770%	(2,547)
Morgan Stanley & Co., LLC/(CME Group)		$6,420	8/11/20	3 Month LIBOR	1.712%	33,116
Morgan Stanley & Co., LLC/(CME Group)		2,585	4/27/21	3 Month LIBOR	1.341%	(33,611)
Morgan Stanley & Co., LLC/(CME Group)	SEK	38,290	3/31/22	3 Month STIBOR	0.341%	76
Morgan Stanley & Co., LLC/(CME Group)	NZD	15,420	3/31/22	3 Month BKBM	2.936%	201,475
Morgan Stanley & Co., LLC/(CME Group)		$2,610	1/14/24	2.980%	3 Month LIBOR	(152,076)
Morgan Stanley & Co., LLC/(CME Group)		2,300	2/14/24	2.889%	3 Month LIBOR	(144,405)
Morgan Stanley & Co., LLC/(CME Group)		3,280	4/28/24	2.817%	3 Month LIBOR	(180,669)
Morgan Stanley & Co., LLC/(CME Group)		4,670	5/06/24	2.736%	3 Month LIBOR	(216,494)
Morgan Stanley & Co., LLC/(CME Group)		1,890	5/29/24	3 Month LIBOR	2.628%	72,607
Morgan Stanley & Co., LLC/(CME Group)		3,330	7/02/24	2.632%	3 Month LIBOR	(123,717)
Morgan Stanley & Co., LLC/(CME Group)		2,370	7/10/24	2.674%	3 Month LIBOR	(94,018)
Morgan Stanley & Co., LLC/(CME Group)		1,160	6/09/25	2.488%	3 Month LIBOR	(31,469)
Morgan Stanley & Co., LLC/(CME Group)		2,106	8/04/25	2.293%	3 Month LIBOR	(39,424)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$5,400	10/04/26	1.487%	3 Month LIBOR	$315,653
Morgan Stanley & Co., LLC/(CME Group)		7,030	4/04/27	2.436%	3 Month LIBOR	(164,461)
Morgan Stanley & Co., LLC/(CME Group)		2,525	4/26/27	2.287%	3 Month LIBOR	(22,203)
Morgan Stanley & Co., LLC/(CME Group)	MXN	6,926	6/14/27	7.090%	4 Week TIIE	1,280
Morgan Stanley & Co., LLC/(CME Group)		$2,190	7/12/27	2.355%	3 Month LIBOR	(19,215)
Morgan Stanley & Co., LLC/(CME Group)		1,490	11/10/35	2.631%	3 Month LIBOR	(32,742)
Morgan Stanley & Co., LLC/(LCH Group)		1,080	11/08/26	1.657%	3 Month LIBOR	49,510
Morgan Stanley & Co., LLC/(LCH Group)		1,080	11/09/26	1.672%	3 Month LIBOR	48,154

						$(480,810)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)%	0.75%	$466	$(39,669)	$(10,795)	$(28,874)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	0.75	534	(45,458)	(12,827)	(32,631)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	30	237	388	(151)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	1.00	0.61	26	240	243	(3)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	2,785	22,002	35,750	(13,748)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	0.61%	$354	$2,796	$4,899	$(2,103)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	1,041	8,644	11,207	(2,563)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	3,469	28,803	37,667	(8,864)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	226	1,886	2,199	(313)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	387	3,057	5,312	(2,255)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	418	3,302	5,585	(2,283)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	836	6,605	11,170	(4,565)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	248	(27,979)	(34,707)	6,728
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	210	(23,761)	(30,086)	6,325
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	2.59	1,145	(31,958)	(26,870)	(5,088)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	130	(14,666)	(11,124)	(3,542)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	326	(36,778)	(32,821)	(3,957)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	169	(19,066)	(14,769)	(4,297)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	138	(15,569)	(10,068)	(5,501)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	5.69%	$471	$(53,137)	$(32,152)	$(20,985)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	150	(16,947)	(19,945)	2,998
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	130	(14,688)	(17,286)	2,598
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	217	(24,481)	(26,192)	1,711
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	218	(24,594)	(26,302)	1,708
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	30	(3,385)	(3,711)	326
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	247	(27,866)	(28,079)	213
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	464	(52,347)	(40,273)	(12,074)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	436	(49,189)	(33,007)	(16,182)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	662	(74,685)	(48,958)	(25,727)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	714	(80,552)	(43,246)	(37,306)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	1,300	(146,661)	(162,030)	15,369
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	322	(36,327)	(46,242)	9,915
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	710	(80,100)	(86,265)	6,165
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	59	(6,656)	(6,721)	65
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	166	(18,727)	(18,662)	(65)

Swap Counterparty &Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	5.69%	$30	$(3,385)	$(3,127)	$(258)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	15	(1,692)	(1,418)	(274)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	30	(3,384)	(2,889)	(495)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	178	(20,081)	(16,230)	(3,851)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	191	(21,548)	(14,212)	(7,336)

				$(746,594)	$(937,764)	$(191,170)

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$23,640	7/15/21	1.765%	CPI	#	$138,279
Barclays Bank PLC	20,750	7/15/20	1.527%	CPI	#	170,541
Barclays Bank PLC	6,950	1/15/21	1.490%	CPI	#	65,260
Deutsche Bank AG	5,190	7/15/21	2.152%	CPI	#	(50,283)

						$323,797

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	$595	3/06/42	2.804%	3 Month LIBOR	$(36,246)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2017
HSBC Bank USA	1.14%	6/23/18	$13,620,132
HSBC Bank USA	1.15%	12/31/17	7,762,372
HSBC Bank USA	1.15%	7/13/19	11,022,564
HSBC Bank USA	1.24%	10/11/17	17,589,714
HSBC Bank USA	1.30%	10/11/17	10,485,127
JPMorgan Chase Bank	1.28%	10/10/17	45,968,930

			$106,448,839

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $50,678,286 or 10.7% of net assets.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor rate was in effect at July 31, 2017.
(f)	IO - Interest Only.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.17% of net assets as of July 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.732%, 4/25/26	4/29/16	$271,519	$281,072	0.06%
H/2 Asset Funding NRE Series 2015-1A
2.877%, 6/24/49	6/19/15	346,898	346,898	0.07%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14	363,153	46,669	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M1
4.082%, 11/25/25	9/28/15	149,722	151,502	0.03%

(h)	Inverse interest only security.
(i)	Defaulted.
(j)	Non-income producing security.
(k)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$260,000	$269,333	0.06%

(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(o)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,377,844 and gross unrealized depreciation of investments was $(2,962,595), resulting in net unrealized appreciation of $3,415,249.
(p)	An amount of U.S. $532,122 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Bond Inflation Strategy

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$425,994,661	$	– 0	–	$425,994,661
Corporates - Investment Grade		– 0	–	57,019,575		– 0	–	57,019,575
Commercial Mortgage-Backed Securities		– 0	–	25,575,487		4,922,800		30,498,287
Asset-Backed Securities		– 0	–	21,450,831		3,888,052		25,338,883
Collateralized Mortgage Obligations		– 0	–	18,356,442		666,122		19,022,564
Corporates - Non-Investment Grade		– 0	–	9,601,635		– 0	–	9,601,635
Emerging Markets - Treasuries		– 0	–	3,674,089		– 0	–	3,674,089
Quasi-Sovereigns		– 0	–	2,432,751		– 0	–	2,432,751

Investments in Securities:	Level 1			Level 2		Level 3			Total
Emerging Markets - Corporate Bonds	$	– 0	–	$2,242,409		$	– 0	–	$2,242,409
Governments - Sovereign Bonds		– 0	–	1,348,963			– 0	–	1,348,963
Common Stocks		– 0	–	– 0	–		269,333		269,333
Emerging Markets - Sovereigns		– 0	–	263,288			– 0	–	263,288
Short-Term Investments:
Governments - Treasuries		– 0	–	13,248,491			– 0	–	13,248,491
Investment Companies		475,931		– 0	–		– 0	–	475,931

Total Investments in Securities		475,931		581,208,622			9,746,307		591,430,860
Other Financial Instruments(a):
Assets:
Futures		176,705		– 0	–		– 0	–	176,705
Forward Currency Exchange Contracts		– 0	–	504,103			– 0	–	504,103
Centrally Cleared Credit Default Swaps		– 0	–	33,149			– 0	–	33,149
Centrally Cleared Interest Rate Swaps		– 0	–	776,241			– 0	–	776,241
Credit Default Swaps		– 0	–	54,121			– 0	–	54,121
Inflation (CPI) Swaps		– 0	–	374,080			– 0	–	374,080
Liabilities:
Futures		(32,606)		– 0	–		– 0	–	(32,606)
Forward Currency Exchange Contracts		– 0	–	(1,383,407)			– 0	–	(1,383,407)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,257,051)			– 0	–	(1,257,051)
Credit Default Swaps		– 0	–	(245,291)			– 0	–	(245,291)
Inflation (CPI) Swaps		– 0	–	(50,283)			– 0	–	(50,283)
Interest Rate Swaps		– 0	–	(36,246)			– 0	–	(36,246)

Total(b)		$620,030		$579,978,038			$9,746,307		$590,344,375

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset- Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/16	$9,448,399		$2,749,542			$758,543
Accrued discounts/(premiums)	471		45			– 0	–
Realized gain (loss)	(255,738)		13,269			11,891
Change in unrealized appreciation/depreciation	219,476		5,822			(393)
Purchases/Payups	493,531		2,468,275			666,122
Sales/Paydowns	(4,655,339)		(1,348,901)			(495,298)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	(328,000)		– 0	–		(274,743)

Balance as of 7/31/17	$4,922,800		$3,888,052			$666,122

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$89,432		$12,437		$	– 0	–

	Common Stocks		Total
Balance as of 10/31/16	$429,612		$13,386,096
Accrued discounts/(premiums)	– 0	–	516
Realized gain (loss)	– 0	–	(230,578)
Change in unrealized appreciation/depreciation	(5,279)		219,626
Purchases/Payups	– 0	–	3,627,928
Sales/Paydowns	(155,000)		(6,654,538)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(602,743)

Balance as of 7/31/17	$269,333		$9,746,307	(a)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$(5,279)		$96,590

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of July 31, 2017, all Level 3 securities were priced i) at net asset value, ii) by third party vendors, or iii) using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value 10/31/16 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$	– 0	–	$214,854	$214,378	$476	$21

AB Bond Fund, Inc.

AB Government Reserves Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.0%
U.S. Government & Government Sponsored Agency Obligations - 78.3%
Federal Farm Credit Bank
11/13/17	0.780%	$1,200	$1,198,903
9/25/17 (a)	1.222%	10,000	10,002,753
10/13/17 (a)	1.234%	2,000	2,000,724
10/19/17 (a)	1.258%	10,000	10,004,473
12/08/17 (a)	1.259%	1,350	1,350,938
8/04/17 (a)	1.264%	10,000	10,000,025
1/02/18 (a)	1.267%	1,000	1,000,856
9/13/17 (a)	1.274%	7,500	7,500,184
8/29/17 (a)	1.274%	1,100	1,100,198
8/10/17 (a)	1.284%	1,000	1,000,055
11/07/17 (a)	1.288%	7,000	7,004,459
8/28/17 (a)	1.290%	12,000	12,000,090
9/18/17 (a)	1.320%	11,576	11,580,132
5/04/18 (a)	1.344%	10,000	10,021,051
8/01/17 (a)	1.352%	2,500	2,500,000
9/14/17 (a)	1.480%	2,300	2,300,504
Federal Farm Credit Discount Notes
9/11/17	1.030%	1,700	1,698,258
12/27/17	1.136%	2,600	2,588,028
Federal Home Loan Bank
11/16/17	0.750%	2,000	1,997,793
12/22/17 (a)	0.949%	15,000	15,000,000
9/26/17 (a)	1.048%	12,500	12,500,000
1/26/18 (a)	1.063%	10,000	10,000,000
1/25/18 (a)	1.068%	1,800	1,799,980
1/26/18 (a)	1.068%	12,500	12,500,000
1/19/18 (a)	1.069%	10,000	10,000,000
2/15/18 (a)	1.071%	10,000	10,000,000
12/13/17 (a)	1.074%	10,000	10,000,000
5/24/18 (a)	1.082%	12,500	12,500,000
2/08/18 (a)	1.087%	5,000	5,000,000
10/06/17 (a)	1.192%	3,000	3,000,743
8/18/17 (a)	1.216%	15,000	15,001,284
Federal Home Loan Bank Discount Notes
8/02/17	1.010%	15,000	14,999,666
8/03/17	1.010%	20,000	19,998,889
8/04/17	1.010%	24,570	24,567,951
8/09/17	1.010%	10,000	9,998,578
9/01/17	1.020%	700	699,373
9/20/17	1.030%	15,000	14,979,972
10/03/17	1.070%	20,000	19,965,350
10/11/17	1.070%	10,000	9,981,363
10/13/17	1.070%	15,000	14,967,150
10/18/17	1.070%	7,500	7,484,563
10/20/17	1.070%	12,000	11,970,988
10/25/17	1.070%	9,680	9,657,079
11/01/17	1.100%	10,000	9,974,496
11/17/17	1.100%	10,000	9,967,000
12/08/17	1.110%	10,000	9,959,867

	Yield*	Principal Amount (000)	U.S. $ Value
12/12/17	1.110%	$5,000	$4,979,403
1/05/18	1.140%	14,000	13,930,178
1/10/18	1.140%	7,000	6,964,153
1/12/18	1.140%	5,000	4,974,056
1/19/18	1.140%	10,806	10,747,793
Federal Home Loan Mortgage Corp.
1/12/18	0.750%	2,011	2,007,120
10/12/17 (a)	0.924%	10,000	10,000,000
9/29/17	1.000%	819	819,081
Federal Home Loan Mortgage Corp. Discount Notes
8/31/17	1.010%	3,830	3,827,159
Federal National Mortgage Association
9/20/17	1.000%	1,985	1,984,754
9/27/17	1.000%	800	800,022
9/08/17 (a)	1.234%	10,000	10,002,112
8/16/17 (a)	1.236%	10,000	9,999,968
U.S. Treasury Notes
12/31/17	0.750%	8,000	7,986,582
8/31/17	0.625%	12,500	12,496,948
9/30/17	0.625%	12,500	12,493,194
11/30/17	0.875%	15,000	14,987,688
9/30/17	0.750%	10,000	9,995,260
12/31/17	0.750%	8,000	7,986,582
10/31/17 (a)	1.351%	5,000	4,997,965
9/15/17	1.000%	11,911	11,912,030
9/15/17	1.352%	13,089	13,090,132

			580,305,896

Repurchase Agreements - 21.7%
Bank of America NA 1.05%, dated 7/31/17 due 8/01/17 in the amount of $30,000,875 (collateralized by $30,566,600 U.S. Treasury Note, 1.375% due 7/31/18, value $30,600,032)		30,000	30,000,000
Credit Suisse Holdings USA 1.03%, dated 7/31/17 due 8/01/17 in the amount of $20,000,572 (collateralized by $20,510,000 U.S. Treasury Note, 2.00% due 8/15/25, value $20,400,913)		20,000	20,000,000
Goldman Sachs & Co. 1.02%, dated 7/31/17 due 8/01/17 in the amount of $30,000,850 (collateralized by $29,598,042 Federal Home Loan Mortgage Corp., 3.50% due 5/01/47, value $30,600,001)		30,000	30,000,000
JPMorgan Securities LLC 1.03%, dated 7/31/17 due 8/01/17 in the amount of $25,000,715 (collateralized by $24,169,000 U.S. Treasury Note, 2.75% due 2/28/24, value $25,500,730)		25,000	25,000,000
Mizuho Securities USA 1.05%, dated 7/31/17 due 8/01/17 in the amount of $30,000,875 (collateralized by $30,030,300 U.S. Treasury Notes, 0.125% to 4.25% due 11/15/17 to 7/15/24, value $30,600,051)		30,000	30,000,000

	Principal Amount (000)	U.S. $ Value
Toronto-Dominion Bank NY 1.03%, dated 7/31/17 due 8/01/17 in the amount of $25,900,741 (collateralized by $26,715,100 U.S. Treasury Notes, 1.625% to 1.875% due 5/31/22 to 5/15/26, value $26,418,048)	$25,900	$25,900,000

		160,900,000

Total Investments - 100.0% (cost $741,205,896) (b)		741,205,896
Other assets less liabilities - 0.0%		322,646

Net Assets - 100.0%		$741,528,542

*	Represents annualized yield at date of reporting or stated coupon.
(a)	Floating Rate Security. Stated interest/floor rate was in effect at July 31, 2017.
(b)	As of July 31, 2017, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AB Bond Fund, Inc.

AB Government Reserves Portfolio

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$580,305,896		$	– 0	–	$580,305,896
Repurchase Agreements		160,900,000		– 0	–		– 0	–	160,900,000

Total(a)		$160,900,000		$580,305,896		$	– 0	–	$741,205,896

(a)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc.

AB Income Fund

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 61.9%
Indonesia - 0.1%
Indonesia Treasury Bond
Series FR70
8.375%, 3/15/24	IDR	29,100,000	$2,336,813

Mexico - 2.5%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	334,497	18,622,137
Series M 10
8.50%, 12/13/18		172,402	9,862,495
Series M 20
10.00%, 12/05/24		114,948	7,636,942

			36,121,574

Russia - 0.9%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	30,319	501,528
Series 6212
7.05%, 1/19/28		149,874	2,385,125
Series 6217
7.50%, 8/18/21		603,372	9,942,065

			12,828,718

South Africa - 1.0%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	39,355	2,665,460
Series R186
10.50%, 12/21/26		152,197	12,925,282

			15,590,742

United States - 57.3%
U.S. Treasury Bonds
3.125%, 8/15/44 (a)	U.S.$	40,188	42,046,695
6.25%, 5/15/30		128,000	182,060,000
6.375%, 8/15/27 (a)		98,724	134,850,814
6.50%, 11/15/26		12,276	16,641,652
7.125%, 2/15/23		10,600	13,496,781
8.00%, 11/15/21 (b)		122,400	153,956,250
8.125%, 8/15/21 (a)		44,158	55,163,002
8.75%, 8/15/20		19,350	23,483,039
U.S. Treasury Notes
1.75%, 12/31/20 (a)		41,636	41,831,169
2.125%, 8/31/20 (a)(b)		40,000	40,712,398
2.375%, 12/31/20		10,056	10,315,256
3.125%, 5/15/21 (a)(b)		57,725	60,809,680
3.50%, 5/15/20 (b)		23,011	24,283,796
3.625%, 2/15/21 (b)(c)		36,605	39,133,033

			838,783,565

	Principal Amount (000)		U.S. $ Value
Uruguay - 0.1%
Uruguay Government International Bond
9.875%, 6/20/22 (d)	UYU	20,752	$779,280

Total Governments - Treasuries (cost $885,356,126)			906,440,692

CORPORATES - NON-INVESTMENT GRADE - 12.8%
Industrial - 10.2%
Basic - 0.6%
Anglo American Capital PLC
4.75%, 4/10/27 (d)	U.S.$	655	696,822
ArcelorMittal
7.50%, 10/15/39		1,846	2,174,736
CF Industries, Inc.
4.95%, 6/01/43		492	423,213
5.375%, 3/15/44		371	333,689
ERP Iron Ore, LLC
9.03%, 12/31/19 (e)(f)(g)		233	232,810
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (d)		2,275	2,593,637
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (h)(i)(j)		1,407	14
Novelis Corp.
5.875%, 9/30/26 (d)		420	442,537
Sealed Air Corp.
6.875%, 7/15/33 (d)		746	866,151
SPCM SA
4.875%, 9/15/25 (d)		913	938,317
Teck Resources Ltd.
8.50%, 6/01/24 (d)		151	175,066
Valvoline, Inc.
5.50%, 7/15/24 (d)		381	404,485

			9,281,477

Capital Goods - 0.9%
Apex Tool Group LLC
7.00%, 2/01/21 (d)		975	917,475
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.75%, 3/15/24 (d)	EUR	5,143	6,234,769
Bombardier, Inc.
5.75%, 3/15/22 (d)	U.S.$	3,124	3,178,951
6.00%, 10/15/22 (d)		124	125,968
8.75%, 12/01/21 (d)		552	626,062
Exide Technologies
11.00%, 4/30/22 (g)(j)		3,099	2,587,438

			13,670,663

Communications - Media - 1.2%
Altice Financing SA
7.50%, 5/15/26 (d)		2,600	2,884,076

	Principal Amount (000)		U.S. $ Value
Altice Luxembourg SA
7.75%, 5/15/22 (d)	U.S.$	817	$867,866
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 5/01/26 (d)		1,722	1,830,004
iHeartCommunications, Inc.
9.00%, 12/15/19-3/01/21		1,505	1,141,783
SFR Group SA
6.25%, 5/15/24 (d)		766	807,073
7.375%, 5/01/26 (d)		3,000	3,248,340
TEGNA, Inc.
6.375%, 10/15/23		1,495	1,586,001
Virgin Media Finance PLC
5.25%, 2/15/22		2,246	2,100,594
Ziggo Bond Finance BV
6.00%, 1/15/27 (d)		3,000	3,100,230

			17,565,967

Communications - Telecommunications - 0.5%
Frontier Communications Corp.
8.75%, 4/15/22		919	808,500
10.50%, 9/15/22		510	479,721
Sprint Corp.
7.625%, 2/15/25		1,315	1,483,070
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
8.25%, 10/15/23		2,714	2,798,541
Windstream Services LLC
7.50%, 4/01/23		1,000	845,010
7.75%, 10/01/21 (a)		1,070	958,784

			7,373,626

Consumer Cyclical - Automotive - 0.3%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (d)		609	617,824
BCD Acquisition, Inc.
9.625%, 9/15/23 (d)		966	1,061,267
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (d)		905	911,896
Exide Technologies
7.00%, 4/30/25 (g)(j)(k)		184	101,321
Series AI
7.00%, 4/30/25 (f)(g)(k)		2,596	1,427,545

			4,119,853

Consumer Cyclical - Other - 0.5%
K. Hovnanian Enterprises, Inc.
10.00%, 7/15/22 (d)		3,649	3,850,935
10.50%, 7/15/24 (d)		649	694,683
Shea Homes LP/Shea Homes Funding Corp.
6.125%, 4/01/25 (d)		697	718,879

	Principal Amount (000)		U.S. $ Value
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (d)	U.S.$	688	$688,007
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.875%, 4/15/23 (d)		1,008	1,073,893

			7,026,397

Consumer Cyclical - Restaurants - 0.1%
Stonegate Pub Co. Financing PLC
4.875%, 3/15/22 (d)	GBP	496	669,599

Consumer Cyclical - Retailers - 0.2%
FirstCash, Inc.
5.375%, 6/01/24 (d)	U.S.$	271	285,333
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (d)		852	472,860
Penske Automotive Group, Inc.
5.75%, 10/01/22		1,350	1,391,175
PetSmart, Inc.
7.125%, 3/15/23 (d)		1,217	1,106,436

			3,255,804

Consumer Non-Cyclical - 1.3%
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18 (d)(g)		780	312,000
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		3,246	2,784,743
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (d)		1,521	1,315,163
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (d)		213	182,539
Envision Healthcare Corp.
5.125%, 7/01/22 (d)		1,500	1,552,035
6.25%, 12/01/24 (d)		1,322	1,426,094
HCA, Inc.
4.50%, 2/15/27		313	320,315
5.25%, 6/15/26		548	592,689
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (d)		1,190	1,097,620
5.625%, 10/15/23 (d)		118	112,572
Post Holdings, Inc.
5.00%, 8/15/26 (d)		2,004	2,056,846
Tenet Healthcare Corp.
5.125%, 5/01/25 (d)		1,642	1,651,244
7.50%, 1/01/22 (d)		396	429,082
8.125%, 4/01/22		859	921,802
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (d)	EUR	1,800	1,756,900

	Principal Amount (000)		U.S. $ Value
5.375%, 3/15/20 (d)	U.S.$	494	$478,839
6.125%, 4/15/25 (d)		892	759,012
6.50%, 3/15/22 (d)		740	780,759

			18,530,254

Energy - 1.6%
Berry Petroleum Co. LLC
6.375%, 9/15/22 (e)(f)(h)		1,904	0
Bill Barrett Corp.
7.00%, 10/15/22		807	734,394
California Resources Corp.
8.00%, 12/15/22 (d)		2,860	1,823,250
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		352	349,800
Chesapeake Energy Corp.
6.625%, 8/15/20		1,345	1,364,476
Denbury Resources, Inc.
4.625%, 7/15/23		332	168,490
5.50%, 5/01/22		1,049	567,771
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/01/20		1,250	1,058,100
Golden Energy Offshore Services AS
5.00%, 12/31/17 (j)	NOK	14,977	857,128
Gulfport Energy Corp.
6.00%, 10/15/24 (d)	U.S.$	52	51,429
6.375%, 5/15/25 (d)		964	962,091
Murphy Oil USA, Inc.
5.625%, 5/01/27		67	70,681
Oasis Petroleum, Inc.
6.875%, 3/15/22		2,000	1,979,040
Paragon Offshore PLC
6.75%, 7/15/22 (d)(h)(i)		849	195,270
7.25%, 8/15/24 (d)(h)(i)		3,230	742,900
QEP Resources, Inc.
5.25%, 5/01/23		449	437,250
Range Resources Corp.
5.00%, 8/15/22-3/15/23 (d)		890	884,228
Rowan Cos., Inc.
5.40%, 12/01/42		436	318,005
SandRidge Energy, Inc.
7.50%, 2/15/23 (e)(f)(h)		1,259	0
SM Energy Co.
6.50%, 11/15/21-1/01/23		1,759	1,755,486
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22		1,586	1,688,440
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (d)		760	821,218
Transocean, Inc.
9.00%, 7/15/23 (d)		2,375	2,470,736
Vantage Drilling International
7.125%, 4/01/23 (e)(f)(h)		3,068	0
10.00%, 12/31/20 (f)		91	87,360

	Principal Amount (000)		U.S. $ Value
10.00%, 12/31/20 (j)	U.S.$	77	$73,920
Weatherford International Ltd.
7.75%, 6/15/21		1,300	1,335,113
9.875%, 2/15/24 (d)		1,346	1,447,879
Whiting Petroleum Corp.
5.00%, 3/15/19		165	162,510
WPX Energy, Inc.
8.25%, 8/01/23		250	275,550

			22,682,515

Other Industrial - 0.8%
American Tire Distributors, Inc.
10.25%, 3/01/22 (d)		2,536	2,639,139
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		1,100	1,105,335
Laureate Education, Inc.
8.25%, 5/01/25 (d)		2,096	2,270,262
Travis Perkins PLC
4.50%, 9/07/23 (d)	GBP	4,276	5,801,023

			11,815,759

Services - 0.6%
APX Group, Inc.
6.375%, 12/01/19	U.S.$	1,171	1,202,512
8.75%, 12/01/20		1,022	1,051,311
Carlson Travel, Inc.
6.75%, 12/15/23 (d)		837	849,304
Gartner, Inc.
5.125%, 4/01/25 (d)		419	443,088
GEO Group, Inc. (The)
5.875%, 1/15/22		760	791,593
KAR Auction Services, Inc.
5.125%, 6/01/25 (d)		485	505,520
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (d)		2,786	3,107,922
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)(d)		692	678,977

			8,630,227

Technology - 0.6%
Avaya, Inc.
7.00%, 4/01/19 (d)(h)(i)		1,985	1,632,662
10.50%, 3/01/21 (d)(h)(i)		720	62,100
BMC Software Finance, Inc.
8.125%, 7/15/21 (d)		2,100	2,173,563
First Data Corp.
5.375%, 8/15/23 (d)		1,550	1,623,051
Symantec Corp.
5.00%, 4/15/25 (d)		573	599,645

	Principal Amount (000)		U.S. $ Value
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (d)	U.S.$	2,366	$2,557,788

			8,648,809

Transportation - Services - 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (d)		1,121	1,093,076
5.50%, 4/01/23		1,300	1,308,944
Hertz Corp. (The)
5.50%, 10/15/24 (d)		1,478	1,205,073
5.875%, 10/15/20		524	492,141
7.625%, 6/01/22 (d)		1,501	1,482,838
Loxam SAS
6.00%, 4/15/25 (d)	EUR	4,855	6,236,048
United Rentals North America, Inc.
5.50%, 5/15/27	U.S.$	1,302	1,371,175
XPO CNW, Inc.
6.70%, 5/01/34		2,134	2,077,769

			15,267,064

			148,538,014

Financial Institutions - 2.4%
Banking - 2.0%
Barclays Bank PLC
6.86%, 6/15/32 (d)(l)		656	773,588
Citigroup, Inc.
5.95%, 1/30/23 (l)		2,055	2,223,839
Credit Agricole SA
6.50%, 6/23/21 (d)(l)	EUR	4,806	6,370,871
8.125%, 12/23/25 (d)(l)	U.S.$	2,233	2,666,984
Credit Suisse Group AG
6.25%, 12/18/24 (d)(l)		640	687,005
7.50%, 12/11/23 (d)(l)		1,428	1,625,035
Intesa Sanpaolo SpA
5.017%, 6/26/24 (d)		1,262	1,285,486
Series E
3.928%, 9/15/26 (d)	EUR	246	316,067
Lloyds Banking Group PLC
7.50%, 6/27/24 (l)	U.S.$	1,108	1,232,927
Macquarie Bank Ltd./London
6.125%, 3/08/27 (d)(l)		200	207,010
Royal Bank of Scotland Group PLC
6.10%, 6/10/23		1,819	2,025,166
Series U
7.64%, 9/30/17 (l)		2,200	2,110,460
Societe Generale SA
8.00%, 9/29/25 (d)(l)		595	691,271
Series E
8.25%, 11/29/18 (d)(l)		1,824	1,935,939
Standard Chartered PLC

	Principal Amount (000)		U.S. $ Value
2.821% (LIBOR 3 Month + 1.51%), 1/30/27 (d)(l)(m)	U.S.$	300	$258,468
7.50%, 4/02/22 (d)(l)		1,278	1,403,244
7.75%, 4/02/23 (d)(l)		265	291,301
SunTrust Banks, Inc.
Series G
5.05%, 6/15/22 (l)		838	850,788
UBS Group AG
7.125%, 8/10/21 (d)(l)		1,863	2,042,649

			28,998,098

Finance - 0.3%
CIT Group, Inc.
Series A
5.80%, 6/15/22 (l)		2,712	2,832,684
Navient Corp.
6.50%, 6/15/22		2,067	2,202,347
8.00%, 3/25/20		422	466,935

			5,501,966

Other Finance - 0.1%
Creditcorp
12.00%, 7/15/18 (j)		1,199	1,046,128
VFH Parent LLC/Orchestra
6.75%, 6/15/22		118	118,000

			1,164,128

			35,664,192

Utility - 0.2%
Electric - 0.2%
Dynegy, Inc.
7.375%, 11/01/22		1,445	1,460,750
Talen Energy Supply LLC
4.60%, 12/15/21		965	770,128

			2,230,878

Natural Gas - 0.0%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (d)		214	207,257

			2,438,135

Total Corporates - Non-Investment Grade (cost $189,731,828)			186,640,341

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.5%
Risk Share Floating Rate - 4.6%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
5.732% (LIBOR 1 Month + 4.50%), 4/25/26 (j)(m)		819	821,787

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
8.382% (LIBOR 1 Month + 7.15%), 7/25/23 (m)	U.S.$	3,250	$4,000,223
Series 2013-DN2, Class M2
5.482% (LIBOR 1 Month + 4.25%), 11/25/23 (m)		5,605	6,275,324
Series 2014-DN1, Class M3
5.732% (LIBOR 1 Month + 4.50%), 2/25/24 (m)		4,455	5,213,104
Series 2014-DN2, Class M3
4.832% (LIBOR 1 Month + 3.60%), 4/25/24 (m)		4,170	4,656,947
Series 2014-DN3, Class M3
5.232% (LIBOR 1 Month + 4.00%), 8/25/24 (m)		5,065	5,492,989
Series 2014-DN4, Class M3
5.782% (LIBOR 1 Month + 4.55%), 10/25/24 (m)		681	747,009
Series 2014-HQ2, Class M3
4.982% (LIBOR 1 Month + 3.75%), 9/25/24 (m)		1,010	1,152,304
Series 2015-DN1, Class B
12.732% (LIBOR 1 Month + 11.50%), 1/25/25 (m)		454	648,714
Series 2015-DNA2, Class B
8.782% (LIBOR 1 Month + 7.55%), 12/25/27 (m)		1,498	1,757,842
Series 2015-DNA2, Class M2
3.832% (LIBOR 1 Month + 2.60%), 12/25/27 (m)		3,362	3,445,838
Series 2015-HQA1, Class B
10.032% (LIBOR 1 Month + 8.80%), 3/25/28 (m)		1,589	1,853,899
Series 2017-DNA2, Class M2
4.682% (LIBOR 1 Month + 3.45%), 10/25/29 (m)		1,168	1,257,279
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
5.632% (LIBOR 1 Month + 4.40%), 1/25/24 (m)		1,606	1,841,466
Series 2014-C04, Class 1M2
6.132% (LIBOR 1 Month + 4.90%), 11/25/24 (m)		6,001	6,894,655
Series 2015-C01, Class 1M2
5.532% (LIBOR 1 Month + 4.30%), 2/25/25 (m)		3,823	4,148,933
Series 2015-C02, Class 2M2
5.232% (LIBOR 1 Month + 4.00%), 5/25/25 (m)		832	887,612
Series 2015-C03, Class 1M2
6.232% (LIBOR 1 Month + 5.00%), 7/25/25 (m)		1,155	1,293,453

	Principal Amount (000)		U.S. $ Value
Series 2015-C03, Class 2M2
6.232% (LIBOR 1 Month + 5.00%), 7/25/25 (m)	U.S.$	2,720	$3,011,481
Series 2016-C05, Class 2B
11.98% (LIBOR 1 Month + 10.75%), 1/25/29 (m)		2,750	3,536,904
Series 2016-C07, Class 2B
10.732% (LIBOR 1 Month + 9.50%), 5/25/29 (m)		1,193	1,447,630
Series 2017-C02, Class 2M2
4.882% (LIBOR 1 Month + 3.65%), 9/25/29 (m)		709	767,018
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.482% (LIBOR 1 Month + 4.25%), 11/25/24 (j)(m)		1,818	1,982,744
Series 2015-CH1, Class M2
6.732% (LIBOR 1 Month + 5.50%), 10/25/25 (d)(m)		2,225	2,456,238
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.482% (LIBOR 1 Month + 5.25%), 11/25/25 (j)(m)		934	1,015,870

			66,607,263

Non-Agency Fixed Rate - 1.3%
Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36		173	151,300
Series 2006-19CB, Class A24
6.00%, 8/25/36		110	96,864
Series 2006-24CB, Class A15
5.75%, 6/25/36		1,705	1,405,592
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		1,388	1,103,751
Series 2007-13, Class A2
6.00%, 6/25/47		2,116	1,795,697
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.876%, 4/26/37 (d)		771	606,149
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (d)		1,219	930,768
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		2,741	2,603,728
Series 2007-AR4, Class 1A1A
3.308%, 3/25/37		383	331,564
Series 2010-3, Class 2A2
6.00%, 8/25/37 (d)		643	563,478

	Principal Amount (000)		U.S. $ Value
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-16, Class A1
6.50%, 10/25/37	U.S.$	1,062	$945,718
Series 2007-3, Class A30
5.75%, 4/25/37		1,088	918,821
Series 2007-HY4, Class 1A1
3.184%, 9/25/47		616	572,782
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (d)		179	138,307
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (d)		938	927,363
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		764	645,292
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		681	604,939
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (d)		1,903	1,602,779
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
3.178%, 12/28/37		2,890	2,774,480

			18,719,372

Agency Fixed Rate - 0.6%
Federal National Mortgage Association REMICs
Series 2013-87, Class KI
3.00%, 12/25/37 (n)		9,372	894,687
Government National Mortgage Association
Series 2016-124, Class IO
4.00%, 9/20/46 (n)		41,935	7,878,495

			8,773,182

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
1.482% (LIBOR 1 Month + 0.25%), 4/25/37 (m)		666	361,537
Lehman XS Trust
Series 2007-10H, Class 2AIO
5.773% (7.00% - LIBOR 1 Month), 7/25/37 (m)(o)		764	216,309

			577,846

Total Collateralized Mortgage Obligations (cost $87,866,640)			94,677,663

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - PROVINCIAL BONDS - 5.9%
Canada - 5.9%
Province of Alberta Canada
3.40%, 12/01/23	CAD	16,314	$13,827,154
Province of British Columbia Canada
Series T
9.00%, 8/23/24		11,254	12,785,374
Province of Manitoba Canada
7.75%, 12/22/25		15,924	17,506,885
Province of Ontario Canada
9.50%, 6/02/25		11,092	13,266,984
Province of Quebec Canada
8.50%, 4/01/26		14,909	17,248,520
Province of Saskatchewan Canada
3.20%, 6/03/24		13,912	11,671,016

Total Local Governments - Provincial Bonds (cost $83,875,467)			86,305,933

EMERGING MARKETS - TREASURIES - 5.2%
Argentina - 1.0%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	48,330	3,042,697
16.00%, 10/17/23		75,139	4,320,738
18.20%, 10/03/21		103,390	6,052,264
21.20%, 9/19/18		12,095	684,970

			14,100,669

Brazil - 2.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/25	BRL	123,545	40,289,379

Turkey - 1.5%
Turkey Government Bond
10.60%, 2/11/26	TRY	23,586	6,797,274
11.00%, 2/24/27		52,608	15,519,938

			22,317,212

Total Emerging Markets - Treasuries (cost $75,225,186)			76,707,260

CORPORATES - INVESTMENT GRADE - 3.6%
Financial Institutions - 2.3%
Banking - 0.7%
BNP Paribas SA
7.195%, 6/25/37 (d)(l)	U.S.$	500	579,435
7.625%, 3/30/21 (d)(l)		810	899,149
Cooperatieve Rabobank UA
6.625%, 6/29/21 (d)(l)	EUR	1,000	1,335,635
11.00%, 6/30/19 (d)(l)	U.S.$	1,061	1,229,137
HSBC Holdings PLC
6.00%, 5/22/27 (l)		896	939,769

	Principal Amount (000)		U.S. $ Value
JPMorgan Chase & Co.
Series S
6.75%, 2/01/24 (l)	U.S.$	2,998	$3,433,070
Santander Holdings USA, Inc.
4.40%, 7/13/27 (d)		2,075	2,113,470

			10,529,665

Insurance - 1.6%
ACE Capital Trust II
9.70%, 4/01/30		750	1,134,893
AIG Life Holdings, Inc.
8.125%, 3/15/46 (d)		509	676,970
American International Group, Inc.
8.175%, 5/15/58		2,525	3,448,190
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	6,166,050
Great-West Life & Annuity Insurance Capital LP II
3.718% (LIBOR 3 Month + 2.54%), 5/16/46 (d)(m)		2,707	2,724,108
Hartford Financial Services Group, Inc. (The)
Series ICON
3.307% (LIBOR 3 Month + 2.13%), 2/12/47 (d)(m)		3,275	3,190,669
MetLife, Inc.
6.40%, 12/15/36		2,033	2,356,491
Pacific Life Insurance Co.
9.25%, 6/15/39 (d)		750	1,232,272
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,122	2,897,188

			23,826,831

			34,356,496

Industrial - 1.0%
Basic - 0.3%
Braskem Finance Ltd.
6.45%, 2/03/24		1,204	1,312,360
GTL Trade Finance, Inc.
5.893%, 4/29/24 (d)		2,711	2,812,662
7.25%, 4/16/44 (d)		274	274,959
Minsur SA
6.25%, 2/07/24 (d)		285	310,066

			4,710,047

Capital Goods - 0.1%
General Electric Co.
Series D
5.00%, 1/21/21 (l)		1,203	1,269,153

Communications - Media - 0.1%
Myriad International Holdings BV
5.50%, 7/21/25 (d)		683	741,909

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.2%
Qwest Corp.
6.875%, 9/15/33	U.S.$	1,275	$1,262,288
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (d)		1,215	1,230,188

			2,492,476

Energy - 0.3%
Ecopetrol SA
5.875%, 9/18/23		716	788,517
Hess Corp.
7.30%, 8/15/31		1,598	1,885,416
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		1,073	1,371,627
Nabors Industries, Inc.
5.50%, 1/15/23		845	804,127

			4,849,687

Technology - 0.0%
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (p)		336	359,456

			14,422,728

Utility - 0.3%
Electric - 0.3%
ComEd Financing III
6.35%, 3/15/33		3,462	3,746,922

Total Corporates - Investment Grade (cost $46,052,787)			52,526,146

EMERGING MARKETS - SOVEREIGNS - 3.4%
Angola - 0.2%
Angolan Government International Bond
9.50%, 11/12/25 (d)		2,615	2,781,706

Argentina - 0.8%
Argentine Republic Government International Bond
6.875%, 4/22/21-1/26/27		9,843	10,217,232
7.50%, 4/22/26		870	934,380

			11,151,612

Bahrain - 0.1%
Bahrain Government International Bond
7.00%, 10/12/28 (d)		1,288	1,323,420

Belarus - 0.0%
Republic of Belarus International Bond
6.875%, 2/28/23 (d)		275	292,317

Dominican Republic - 0.2%
Dominican Republic International Bond
5.95%, 1/25/27 (d)		1,213	1,294,878
7.45%, 4/30/44 (d)		1,873	2,186,727

			3,481,605

	Principal Amount (000)		U.S. $ Value
Ecuador - 0.2%
Ecuador Government International Bond
9.65%, 12/13/26 (d)	U.S.$	734	$750,515
10.50%, 3/24/20 (d)		1,974	2,089,972

			2,840,487

Egypt - 0.5%
Citigroup Global Markets Holdings, Inc./United States
Series E
Zero Coupon, 1/25/18 (d)	EGP	49,911	2,533,596
Egypt Government International Bond
6.125%, 1/31/22 (d)	U.S.$	4,666	4,817,645

			7,351,241

El Salvador - 0.1%
El Salvador Government International Bond
7.375%, 12/01/19 (d)		1,427	1,443,054

Honduras - 0.1%
Honduras Government International Bond
6.25%, 1/19/27 (d)		1,795	1,886,994

Ivory Coast - 0.2%
Ivory Coast Government International Bond
6.375%, 3/03/28 (d)		2,440	2,507,100

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (d)		1,252	1,281,735

Lebanon - 0.2%
Lebanon Government International Bond
8.25%, 4/12/21 (d)		2,500	2,678,125

Nigeria - 0.1%
Nigeria Government International Bond
5.625%, 6/27/22		248	248,620
6.75%, 1/28/21 (d)		501	536,070
7.875%, 2/16/32 (d)		426	470,730

			1,255,420

Senegal - 0.1%
Senegal Government International Bond
6.25%, 5/23/33 (d)		608	624,969
8.75%, 5/13/21 (d)		864	987,120

			1,612,089

	Principal Amount (000)		U.S. $ Value
Sri Lanka - 0.0%
Sri Lanka Government International Bond
6.20%, 5/11/27 (d)	U.S.$	685	$707,263

Turkey - 0.4%
Turkey Government International Bond
4.875%, 10/09/26-4/16/43		4,597	4,386,817
6.00%, 3/25/27		1,761	1,897,478

			6,284,295

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (d)		1,553	1,650,062

Total Emerging Markets - Sovereigns (cost $48,544,103)			50,528,525

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
Non-Agency Fixed Rate CMBS - 2.9%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.676%, 6/10/49		30	29,963
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.103%, 11/10/46 (d)		6,525	6,255,908
Commercial Mortgage Trust
Series 2013-CR10, Class D
4.789%, 8/10/46 (d)		3,219	2,852,213
Series 2014-LC17, Class D
3.687%, 10/10/47 (d)		3,549	2,499,640
Series 2015-DC1, Class D
4.353%, 2/10/48 (d)		2,730	2,116,672
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class D
4.21%, 6/15/57		4,091	3,087,304
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.652%, 1/10/45 (d)		2,652	2,576,190
Series 2013-GC13, Class D
4.066%, 7/10/46 (d)		9,440	8,765,801
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.213%, 6/15/45 (d)		1,863	1,882,609
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.668%, 11/15/48		1,300	1,267,882
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ
6.276%, 9/15/45		1,750	1,766,209

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D
3.25%, 12/15/47 (d)	U.S.$	603	$481,537
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D
3.957%, 12/15/47 (d)		3,781	3,121,057
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.893%, 8/15/45 (d)		4,000	3,894,367
Series 2014-C23, Class D
3.992%, 10/15/57 (d)		2,699	2,189,529

			42,786,881

Non-Agency Floating Rate CMBS - 0.3%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class C
5.176% (LIBOR 1 Month + 3.95%), 11/15/21 (d)(m)		1,613	1,619,436
CLNS Trust
Series 2017-IKPR, Class F
5.587% (LIBOR 1 Month + 4.50%), 6/11/32 (d)(m)		1,480	1,492,057
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
5.759% (LIBOR 1 Month + 4.60%), 11/15/33 (d)(m)		755	760,658

			3,872,151

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.02%, 11/16/45 (n)		450	271

Total Commercial Mortgage-Backed Securities (cost $48,392,126)			46,659,303

EMERGING MARKETS - CORPORATE BONDS - 3.0%
Industrial - 2.7%
Basic - 0.6%
Consolidated Energy Finance SA
6.875%, 6/15/25 (d)		787	826,122
Elementia SAB de CV
5.50%, 1/15/25 (d)		1,039	1,083,054
Petra Diamonds US Treasury PLC
7.25%, 5/01/22 (d)		461	471,824
Stillwater Mining Co.
6.125%, 6/27/22 (d)		1,575	1,550,241
7.125%, 6/27/25 (d)		1,116	1,095,164
Suzano Austria GmbH
5.75%, 7/14/26 (d)		1,883	1,993,626
Vedanta Resources PLC
6.375%, 7/30/22 (d)		1,474	1,527,433

	Principal Amount (000)		U.S. $ Value
VM Holding SA
5.375%, 5/04/27 (d)	U.S.$	607	$631,280

			9,178,744

Capital Goods - 0.3%
Indo Energy Finance II BV
6.375%, 1/24/23 (d)		1,390	1,323,975
Odebrecht Finance Ltd.
4.375%, 4/25/25 (d)		6,760	2,627,950
5.25%, 6/27/29 (d)		2,103	778,110

			4,730,035

Communications - Telecommunications - 0.3%
Columbus Cable Barbados Ltd.
7.375%, 3/30/21 (d)		1,932	2,059,995
Digicel Ltd.
6.00%, 4/15/21 (d)		700	680,750
6.75%, 3/01/23 (d)		385	367,194
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (d)		1,500	1,533,750

			4,641,689

Consumer Cyclical - Other - 0.1%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (d)		884	905,821

Consumer Non-Cyclical - 0.5%
Central American Bottling Corp.
5.75%, 1/31/27 (d)		718	761,532
Marfrig Holdings Europe BV
8.00%, 6/08/23 (d)		2,420	2,510,750
Minerva Luxembourg SA
6.50%, 9/20/26 (d)		3,300	3,300,000
Tonon Luxembourg SA
7.25%, 1/24/20 (g)(h)(i)(j)		2,354	258,980
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (h)(i)(j)		4,738	337,582
10.875%, 1/13/20 (h)(i)(j)		750	201,562
11.75%, 2/09/22 (h)(i)(j)		1,690	120,413

			7,490,819

Energy - 0.5%
Petrobras Global Finance BV
6.125%, 1/17/22		5,000	5,250,975
YPF SA
6.95%, 7/21/27 (d)		1,136	1,148,041
16.50%, 5/09/22 (d)	ARS	6,721	355,223

			6,754,239

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.0%
Noble Group Ltd.
6.75%, 1/29/20 (d)	U.S.$	1,362	$488,590

Technology - 0.0%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (d)		500	510,625

Transportation - Airlines - 0.2%
TAM Capital 3, Inc.
8.375%, 6/03/21 (d)		2,414	2,471,308

Transportation - Services - 0.2%
Rumo Luxembourg SARL
7.375%, 2/09/24 (d)		2,272	2,359,813

			39,531,683

Financial Institutions - 0.3%
Banking - 0.2%
Akbank TAS
7.20%, 3/16/27 (d)		530	552,875
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (d)(l)		1,431	1,477,507
Zenith Bank PLC
6.25%, 4/22/19 (d)		1,400	1,401,750

			3,432,132

Finance - 0.1%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (d)		575	566,732

			3,998,864

Total Emerging Markets - Corporate Bonds (cost $54,493,744)			43,530,547

ASSET-BACKED SECURITIES - 2.7%
Autos - Fixed Rate - 1.6%
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (d)		2,500	2,704,873
Series 2017-C, Class E
5.72%, 9/16/24 (d)		1,400	1,399,642
CPS Auto Trust
Series 2016-D, Class E
6.86%, 4/15/24 (d)		3,000	3,123,247
Series 2017-A, Class E
7.07%, 4/15/24 (d)		3,500	3,636,049
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (d)		1,220	1,299,627
Series 2016-3A, Class D
6.40%, 7/17/23 (d)		1,090	1,128,444
Series 2017-1A, Class D
6.20%, 11/15/23 (d)		2,000	2,056,424

	Principal Amount (000)		U.S. $ Value
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (d)	U.S.$	4,200	$4,537,526
Series 2017-1, Class E
6.46%, 12/15/23 (d)		1,000	1,042,625
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (d)		2,169	2,171,679

			23,100,136

Other ABS - Fixed Rate - 1.1%
Atlas Ltd.
Series 2014-1, Class B
Zero Coupon, 12/15/39		1,381	1,382,309
Marlette Funding Trust
Series 2017-1A, Class C
6.658%, 3/15/24 (d)		1,850	1,910,629
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25 (d)		12,813	4,116,114
Series 2016-5, Class R
Zero Coupon, 9/25/28 (d)		24	1,284,310
Series 2017-1, Class B
4.73%, 1/26/26 (d)(p)		2,205	2,274,159
Series 2017-2, Class R
Zero Coupon, 2/25/26 (d)		13	963,446
Series 2017-3, Class B
3.85%, 5/25/26 (d)		2,026	2,051,702
Series 2017-3, Class R
Zero Coupon, 5/25/26 (d)		10	11,312
Series 2017-4, Class R1
Zero Coupon, 5/26/26 (d)		19	1,961,739

			15,955,720

Home Equity Loans - Fixed Rate - 0.0%
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A2
6.25%, 7/25/47		973	689,487

Total Asset-Backed Securities (cost $40,226,410)			39,745,343

AGENCIES - 2.6%
Agency Debentures - 2.6%
Federal Home Loan Banks
5.50%, 7/15/36		8,695	11,727,381
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32		15,000	21,279,150
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		5,277	5,010,301

Total Agencies (cost $37,310,306)			38,016,832

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 1.0%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	2,000	$2,107,508

Mexico - 0.9%
Mexican Udibonos
Series S
4.00%, 6/13/19	MXN	121,280	6,919,753
4.50%, 12/04/25	U.S.$	96,407	5,968,529

			12,888,282

Total Inflation-Linked Securities (cost $13,554,303)			14,995,790

WHOLE LOAN TRUSTS - 0.9%
Performing Asset - 0.9%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (e)(f)		413	413,352
16.00%, 1/01/21 (e)(f)	MXN	27,737	1,558,020
AlphaCredit Capital, SA de CV
17.25% (+ 17%), 8/06/19 (e)(f)		7,971	447,770
Deutsche Bank Mexico SA
8.00%, 10/31/34 (e)(f)		23,837	856,957
8.00%, 10/31/34 (e)(f)(p)		38,116	1,370,280
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (e)(f)	U.S.$	759	456,490
Recife Funding Ltd.
Zero Coupon, 11/05/29 (e)(f)		2,884	2,431,466
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (e)(f)		2,361	1,645,612
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (e)(f)		4,065	3,745,863

Total Whole Loan Trusts (cost $16,090,109)			12,925,810

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Indonesia - 0.4%
Majapahit Holding BV
7.875%, 6/29/37 (d)		4,738	6,242,315

Mexico - 0.5%
Petroleos Mexicanos
5.50%, 1/21/21		6,025	6,466,331

Total Quasi-Sovereigns (cost $10,375,733)			12,708,646

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.8%
Canada - 0.8%
Canada Housing Trust No. 1
3.80%, 6/15/21 (d) (cost $11,303,452)	CAD	13,860	$11,916,988

COLLATERALIZED LOAN OBLIGATIONS - 0.7%
Cayman Islands - 0.4%
Apidos CLO
Series 2017-26A, Class D
7.189% (LIBOR 3 Month + 6.10%), 7/18/29 (d)(m)	U.S.$	550	544,113
BlueMountain CLO Ltd.
Series 2016-3A, Class D
4.82% (LIBOR 3 Month + 3.85%), 11/15/27 (d)(m)		2,000	2,012,596
Dryden 49 Senior Loan Fund
Series 2017-49A, Class E
Zero Coupon (LIBOR 3 Month + 6.30%), 7/18/30 (d)(m)		605	598,908
OZLM VII Ltd.
Series 2014-7A, Class CR
4.65% (LIBOR 3 Month + 3.50%), 7/17/26 (d)(m)		1,000	1,000,174
Venture XXVII CLO Ltd.
Series 2017-27A, Class D
5.181% (LIBOR 3 Month + 4.00%), 7/20/30 (d)(m)		1,591	1,592,745

			5,748,536

United States - 0.3%
CIFC Funding Ltd.
Series 2015-4A, Class D
6.53% (LIBOR 3 Month + 5.50%), 10/20/27 (d)(m)		250	247,281
OZLM VII Ltd.
Series 2014-7A, Class D
6.15% (LIBOR 3 Month + 5.00%), 7/17/26 (d)(m)		2,000	1,962,874
OZLM VIII Ltd.
Series 2014-8A, Class D
6.10% (LIBOR 3 Month + 4.95%), 10/17/26 (d)(m)		1,908	1,908,345

			4,118,500

Total Collateralized Loan Obligations (cost $9,760,325)			9,867,036

Company	Shares		U.S. $ Value
COMMON STOCKS - 0.4%
Consumer Discretionary - 0.1%
Media - 0.1%
Ion Media Networks, Inc. - Class A (e)(f)(h)		2,512	$1,000,906

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Vantage Drilling International (f)(h)		5,303	928,025
SandRidge Energy, Inc. (h)		2,859	55,207
Berry Pete Corp. (f)(h)		74,583	596,664

			1,579,896

Financials - 0.1%
Diversified Financial Services - 0.1%
Holdco, Inc. (e)(f)		1,836,868	1,175,596

Industrials - 0.1%
Consumer Cyclical - Automotive - 0.0%
Exide Technologies/Old (e)(h)(q)		45,970	181,002

Energy Other - 0.1%
Tervita Corp. (e)(f)		245,313	1,574,096

			1,755,098

Total Common Stocks (cost $8,768,606)			5,511,496

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.2%
Argentina - 0.2%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (d)	U.S.$	1,057	1,083,425
9.125%, 3/16/24 (d)		363	402,930
23.58% (BADLAR + 3.83%), 5/31/22 (d)(m)	ARS	28,600	1,655,606
Provincia de Cordoba
7.125%, 6/10/21 (d)	U.S.$	493	516,418

Total Local Governments - Regional Bonds (cost $3,752,939)			3,658,379

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.2%
United States - 0.2%
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30 (cost $2,560,000)		2,560	3,026,637

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.1%
Banking - 0.0%
Morgan Stanley
5.85%		34,450	$939,107

Services - 0.1%
Holdco, Inc.
Zero Coupon (e)(f)		11,056	1,105,600

			2,044,707

Industrial - 0.1%
Energy - 0.1%
Berry Petroleum Co. LLC
Zero Coupon (f)		62,301	685,311

Total Preferred Stocks (cost $2,589,860)			2,730,018

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Forward Contracts - 0.1%
USD/BRL
Expiration: Aug 2017, Exercise Price: $3.25 (h)(r) (premiums paid $351,512)		23,100,000	894,963

	Principal Amount (000)
BANK LOANS - 0.0%
Industrial - 0.0%
Basic - 0.0%
Foresight Energy LLC
7.047% (LIBOR 3 Month + 5.75%), 3/28/22 (s)	U.S.$	466	449,427
Magnetation LLC
12.00%, 3/07/17 (e)(f)(g)(t)		1,536	0

			449,427

Technology - 0.0%
Avaya Inc.
8.72% (LIBOR 1 Month +7.50%), 1/24/18 (h)(i)(s)		79	81,319
Avaya Inc.
8.73% (LIBOR 1 Month +7.50%), 1/24/18 (h)(i)(s)		112	115,202

			196,521

Total Bank Loans (cost $2,186,495)			645,948

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.0%
Qatar - 0.0%
Qatar Government International Bond
5.25%, 1/20/20 (d) (cost $190,928)	U.S.$	182	$193,375

MORTGAGE PASS-THROUGHS - 0.0%
Agency Fixed Rate 30-Year - 0.0%
Federal National Mortgage Association
Series 1999
7.50%, 11/01/29		18	20,699
Series 1998
8.00%, 6/01/28		13	14,866

Total Mortgage Pass-Throughs (cost $30,922)			35,565

	Shares
WARRANTS - 0.0%
Flexpath Capital, Inc., expiring 4/15/31 (e)(f)(h)		17,195	0
Flexpath Capital, Inc., expiring 7/05/31 (e)(f)(h)		12	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (h)		2,475	1,980
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (h)		1,042	677

Total Warrants (cost $0)			2,657

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (u)(v) (cost $31,848,326)		31,848,326	31,848,326

Total Investments - 118.4% (cost $1,710,438,233) (w)			1,732,740,219
Other assets less liabilities - (18.4)%			(269,273,998)

Net Assets - 100.0%			$1,463,466,221

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	172	September 2017	$23,192,060	$23,228,062	$36,002
U.S. T-Note 2 Yr (CBT) Futures	640	September 2017	138,530,641	138,460,000	(70,641)
U.S. T-Note 5 Yr (CBT) Futures	3,901	September 2017	460,703,146	460,897,057	193,911

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	275	September 2017	$34,585,992	$34,619,922	$33,930
Sold Contracts
U.S. Long Bond (CBT) Futures	1,225	September 2017	186,217,095	187,386,719	(1,169,624)

					$(976,422)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	13,494	CNY	91,931	9/15/17	$147,738
Bank of America, NA	BRL	21,686	USD	6,639	8/02/17	(315,466)
Bank of America, NA	USD	6,927	BRL	21,686	8/02/17	27,433
Bank of America, NA	USD	4,416	IDR	59,420,723	8/16/17	40,482
Bank of America, NA	TRY	3,316	USD	929	8/18/17	(8,655)
Bank of America, NA	USD	537	MYR	2,304	8/18/17	798
Bank of America, NA	USD	108	MYR	462	8/18/17	(407)
Bank of America, NA	INR	874,105	USD	13,458	8/22/17	(145,175)
Bank of America, NA	RUB	395,839	USD	6,759	9/13/17	195,206
Bank of America, NA	USD	11,222	RUB	671,508	9/13/17	(86,311)
Bank of America, NA	USD	13,980	AUD	17,588	9/15/17	82,703
Barclays Bank PLC	MXN	51,998	USD	2,962	8/03/17	41,500
Barclays Bank PLC	USD	3,199	MYR	13,737	8/17/17	9,557
Barclays Bank PLC	USD	20,615	INR	1,330,327	8/22/17	87,954
Barclays Bank PLC	USD	2,758	NOK	22,731	9/27/17	136,529
BNP Paribas SA	SGD	18,581	USD	13,415	8/17/17	(299,006)
BNP Paribas SA	GBP	27,696	USD	36,145	9/21/17	(458,617)
BNP Paribas SA	JPY	806,731	USD	7,217	9/22/17	(117,045)
Citibank, NA	BRL	22,481	USD	6,711	8/02/17	(498,112)
Citibank, NA	USD	7,181	BRL	22,481	8/02/17	28,439
Citibank, NA	MXN	159,208	USD	8,732	8/03/17	(209,656)
Citibank, NA	TRY	6,462	USD	1,815	8/18/17	(10,812)
Citibank, NA	USD	6,845	TRY	24,619	8/18/17	111,347
Citibank, NA	USD	5,533	COP	17,042,025	8/24/17	159,848
Citibank, NA	RUB	286,196	USD	4,943	9/13/17	197,054
Citibank, NA	USD	8,344	RUB	503,987	9/13/17	13,277
Citibank, NA	USD	1,055	ZAR	13,848	9/20/17	(12,511)
Citibank, NA	USD	14,121	EUR	12,093	10/04/17	244,157
Credit Suisse International	TRY	18,181	USD	5,085	8/18/17	(52,386)
Credit Suisse International	USD	1,442	TRY	5,116	8/18/17	3,848
Credit Suisse International	USD	17,127	CAD	22,628	8/24/17	1,028,328
Credit Suisse International	EUR	2,268	SEK	22,058	8/30/17	47,114
Credit Suisse International	EUR	2,258	SEK	21,940	8/31/17	44,962
Credit Suisse International	CHF	13,205	USD	13,890	9/14/17	197,756
Credit Suisse International	NZD	3,581	CAD	3,450	9/14/17	82,158
Credit Suisse International	NZD	23,876	USD	17,203	9/15/17	(713,332)
Credit Suisse International	USD	14,320	SEK	117,912	9/27/17	329,921
Credit Suisse International	USD	1,208	TRY	4,371	10/18/17	6,527
Credit Suisse International	USD	14,077	HUF	3,706,937	10/20/17	406,630
Credit Suisse International	USD	1,243	SEK	10,816	11/20/17	104,912
Credit Suisse International	AUD	3,948	CHF	2,875	12/19/17	(152,505)
Credit Suisse International	AUD	1,596	NOK	10,151	12/27/17	20,412
Deutsche Bank AG	USD	7,536	RUB	450,873	9/13/17	(59,243)
Deutsche Bank AG	USD	24,360	SEK	205,223	9/27/17	1,138,839
Deutsche Bank AG	CHF	2,875	AUD	3,948	12/19/17	152,559
Deutsche Bank AG	NOK	10,151	AUD	1,596	12/27/17	(20,403)
Goldman Sachs Bank USA	BRL	20,703	USD	6,207	8/02/17	(431,655)
Goldman Sachs Bank USA	USD	6,613	BRL	20,703	8/02/17	26,189
Goldman Sachs Bank USA	TWD	140,509	USD	4,678	8/16/17	25,031
Goldman Sachs Bank USA	USD	398	IDR	5,326,120	8/16/17	1,844

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	189	MYR	810	8/18/17	$(190)
Goldman Sachs Bank USA	USD	26,189	INR	1,694,208	8/21/17	180,056
Goldman Sachs Bank USA	SEK	21,939	EUR	2,258	8/31/17	(44,932)
Goldman Sachs Bank USA	ZAR	238,765	USD	17,586	9/20/17	(386,988)
Goldman Sachs Bank USA	USD	50,451	NOK	417,501	9/27/17	2,710,188
Goldman Sachs Bank USA	EUR	32,492	USD	37,277	10/04/17	(1,318,020)
Goldman Sachs Bank USA	MXN	29,475	USD	1,655	10/06/17	15,966
Goldman Sachs Bank USA	TRY	4,371	USD	1,208	10/18/17	(6,529)
Goldman Sachs Bank USA	PLN	9,449	EUR	2,210	10/27/17	19
HSBC Bank USA	MXN	495,800	USD	27,440	8/03/17	(405,499)
HSBC Bank USA	USD	902	MXN	16,324	8/03/17	14,485
HSBC Bank USA	SGD	23,312	USD	16,715	8/17/17	(490,906)
HSBC Bank USA	USD	4,811	TRY	17,200	8/18/17	49,882
HSBC Bank USA	CAD	128,464	USD	96,938	8/24/17	(6,137,896)
JPMorgan Chase Bank, NA	MXN	48,207	USD	2,742	8/03/17	34,419
JPMorgan Chase Bank, NA	CAD	3,150	MXN	44,247	8/08/17	(43,837)
JPMorgan Chase Bank, NA	MXN	44,247	CAD	3,150	8/08/17	43,839
JPMorgan Chase Bank, NA	TWD	586,758	USD	19,276	8/16/17	(155,729)
JPMorgan Chase Bank, NA	SGD	2,718	USD	1,966	8/17/17	(39,736)
JPMorgan Chase Bank, NA	USD	1,363	MYR	5,839	8/17/17	202
JPMorgan Chase Bank, NA	USD	1,552	TRY	5,676	8/18/17	52,341
JPMorgan Chase Bank, NA	BRL	40,370	USD	11,873	8/22/17	(1,022,880)
JPMorgan Chase Bank, NA	INR	986,411	USD	15,193	8/22/17	(157,979)
JPMorgan Chase Bank, NA	CAD	18,007	USD	14,430	8/24/17	(18,424)
JPMorgan Chase Bank, NA	SEK	22,058	EUR	2,268	8/30/17	(47,073)
JPMorgan Chase Bank, NA	CAD	3,450	NZD	3,581	9/14/17	(81,904)
JPMorgan Chase Bank, NA	USD	16,488	AUD	21,676	9/15/17	844,054
JPMorgan Chase Bank, NA	USD	4,688	TWD	140,884	9/20/17	(15,249)
JPMorgan Chase Bank, NA	JPY	737,731	USD	6,654	9/22/17	(52,858)
JPMorgan Chase Bank, NA	USD	6,970	KRW	7,764,969	10/10/17	(33,511)
JPMorgan Chase Bank, NA	CAD	4,168	NZD	4,478	10/17/17	11,891
JPMorgan Chase Bank, NA	NZD	4,478	CAD	4,168	10/17/17	(11,909)
JPMorgan Chase Bank, NA	USD	14,020	PLN	50,851	10/20/17	121,429
JPMorgan Chase Bank, NA	EUR	2,210	PLN	9,449	10/27/17	(38)
JPMorgan Chase Bank, NA	AUD	4,434	JPY	360,679	11/06/17	(256,238)
JPMorgan Chase Bank, NA	JPY	360,673	AUD	4,434	11/06/17	256,291
JPMorgan Chase Bank, NA	SEK	10,816	USD	1,243	11/20/17	(104,915)
Morgan Stanley & Co., Inc.	CAD	6,007	USD	4,783	8/24/17	(37,128)
Morgan Stanley & Co., Inc.	USD	648	ZAR	8,519	9/20/17	(6,786)
Morgan Stanley & Co., Inc.	USD	2,750	SEK	23,023	9/27/17	110,213
Royal Bank of Scotland PLC	TWD	62,855	USD	2,071	8/16/17	(10,593)
Royal Bank of Scotland PLC	USD	1,652	TRY	5,916	8/18/17	19,666
Royal Bank of Scotland PLC	USD	1,538	COP	4,682,674	8/24/17	25,941
Royal Bank of Scotland PLC	AUD	44,657	USD	33,868	9/15/17	(1,838,326)
Royal Bank of Scotland PLC	USD	10,209	AUD	13,051	9/15/17	226,498
Standard Chartered Bank	BRL	64,869	USD	20,720	8/02/17	(82,062)
Standard Chartered Bank	USD	20,431	BRL	64,869	8/02/17	371,169
Standard Chartered Bank	USD	1,916	IDR	25,593,113	8/16/17	3,997
Standard Chartered Bank	USD	2,635	INR	175,179	8/22/17	90,969
Standard Chartered Bank	BRL	64,869	USD	20,303	9/05/17	(364,190)
Standard Chartered Bank	TWD	388,298	USD	12,867	11/22/17	(45,314)
Standard Chartered Bank	USD	5,710	TWD	172,215	11/22/17	16,502
State Street Bank & Trust Co.	SGD	2,759	USD	2,007	8/17/17	(29,347)
State Street Bank & Trust Co.	TRY	12,937	USD	3,619	8/18/17	(37,389)
State Street Bank & Trust Co.	AUD	3,479	USD	2,637	9/15/17	(145,056)
UBS AG	USD	141	MYR	599	8/18/17	(693)
UBS AG	USD	22,701	MYR	97,337	8/25/17	21,021
UBS AG	CHF	6,222	USD	6,456	9/14/17	4,359

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	KRW	20,219,542	USD	18,052	10/26/17	$(13,866)

						$(6,668,838)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Call - AUD vs. CAD	AUD	1.030	October 2017	AUD	9,025	$29,734	$(33,898)
Call - AUD vs. CHF		0.832	December 2017		16,450	103,743	(373,086)
Call - AUD vs. JPY		84.800	November 2017		16,300	151,264	(569,692)
Call - AUD vs. NOK		6.700	December 2017		8,400	41,805	(21,638)
Call - AUD vs. NZD		1.150	September 2017		12,240	43,141	(1,283)
Call - CAD vs. MXN	CAD	14.680	August 2017	CAD	15,000	110,748	(4,343)
Call - CAD vs. NOK		6.670	October 2017		17,150	72,268	(20,111)
Call - EUR vs. PLN	EUR	4.379	October 2017	EUR	12,275	67,156	(69,938)
Call - EUR vs. SEK		9.920	August 2017		10,600	50,506	(2,974)
Call - EUR vs. SEK		9.918	August 2017		10,600	49,532	(3,099)
Call - EUR vs. SEK		9.934	September 2017		11,500	55,077	(12,239)
Call - EUR vs. SEK		9.728	October 2017		12,075	61,616	(64,625)
Call - EUR vs. SEK		9.800	October 2017		12,150	63,337	(47,954)
Call - NZD vs. CAD	NZD	0.990	September 2017	NZD	17,050	60,285	(7,824)
Call - NZD vs. CAD		0.990	September 2017		17,050	57,684	(8,323)
Call - NZD vs. CAD	NZD	0.958	October 2017	NZD	18,975	84,658	(96,830)
Call - USD vs. MXN	USD	21.070	November 2017	USD	5,500	85,800	(6,105)
Call - USD vs. RUB		65.000	November 2017		2,750	48,812	(27,670)
Call - USD vs. RUB		65.000	November 2017		2,750	49,225	(27,670)
Call - USD vs. SEK		9.064	November 2017		5,650	52,969	(4,430)
Call - USD vs. TRY		4.100	September 2017		4,775	87,382	(2,454)
Call - USD vs. TRY		3.787	October 2017		6,900	69,283	(46,361)
Call - USD vs. TRY		4.300	December 2017		4,850	118,825	(14,938)
Call - USD vs. TRY		4.368	July 2018		6,900	182,850	(114,395)
Put - AUD vs. NZD	AUD	1.025	September 2017	AUD	16,450	60,657	(7,843)
Put - AUD vs. NZD		1.021	September 2017		16,450	59,130	(5,935)
Put - CAD vs. JPY	CAD	76.000	September 2017	CAD	13,270	82,913	(4,130)
Put - JPY vs. KRW	JPY	9.826	October 2017	JPY	1,500,000	94,495	(59,377)

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Put - USD vs. KRW	USD	1,113.000	September 2017	USD	6,550	$37,662	$(71,893)
Put - USD vs. KRW		1,113.000	September 2017		6,550	37,793	(71,893)

						$2,170,350	$(1,802,951)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)%	2.92%	$29,598	$(2,586,764)	$(510,042)
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	(1.00)	0.57	61,160	(1,281,335)	(176,018)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	3.21	15,337	1,259,556	329,105

				$(2,608,543)	$(356,955)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$30,755	2/10/25	2.034%	3 Month LIBOR	$(33,000)
Citigroup Global Markets, Inc./(CME Group)	6,010	6/09/25	2.491%	3 Month LIBOR	(164,612)
Citigroup Global Markets, Inc./(CME Group)	10,000	1/11/27	2.285%	3 Month LIBOR	(44,653)
Citigroup Global Markets, Inc./(LCH Group)	46,860	4/02/24	2.851%	3 Month LIBOR	(2,774,900)
Morgan Stanley & Co., LLC/(CME Group)	11,920	4/26/27	2.287%	3 Month LIBOR	(104,817)

					$(3,121,982)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	9.96%	$5,000	$(942,639)	$(131,732)	$(810,907)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	5,000	(551,584)	(545,341)	(6,243)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	5,000	(551,583)	(537,452)	(14,131)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.96	4,000	(754,111)	49,274	(803,385)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	660	(74,459)	(9,154)	(65,305)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.96	5,000	(942,639)	(743,046)	(199,593)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.96	6,500	(1,225,431)	(1,016,429)	(209,002)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.96	5,000	(942,639)	(131,732)	(810,907)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	1,200	(135,380)	(126,196)	(9,184)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	1,600	(180,506)	(167,456)	(13,050)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	333	(37,568)	(23,296)	(14,272)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	5,000	(551,583)	(541,516)	(10,067)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	5,000	(564,083)	(525,916)	(38,167)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	5.69%	$5,000	$(564,084)	$(415,431)	$(148,653)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	5,000	(564,084)	(410,957)	(153,127)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	2,000	(225,633)	(27,733)	(197,900)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	2,000	(225,633)	(27,733)	(197,900)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	4,400	(496,394)	(50,922)	(445,472)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	5.69	547	(61,711)	(40,702)	(21,009)

				$(9,591,744)	$(5,423,470)	$(4,168,274)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
SPDR S&P 500 ETF Trust 8/4/17*	8.70%	$2	$42,419	$	– 0	–	$42,419

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2017
Barclays Capital, Inc.	(0.75)%*	5/01/18	$682,500
Credit Suisse Securities (USA) LLC+	(0.50)%*	—	1,138,267
HSBC Bank USA	1.14%	2/23/19	130,745,904
HSBC Bank USA	1.14%	6/26/18	28,302,707
HSBC Bank USA+	1.14%	—	46,602,548
JP Morgan Chase Bank	1.11%	5/17/18	42,114,341
JP Morgan Chase Bank	1.28%	10/11/17	42,131,434

			$291,717,701

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2017

*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $328,741,739 or 22.5% of net assets.
(e)	Fair valued by the Adviser.
(f)	Illiquid security.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2017.
(h)	Non-income producing security.
(i)	Defaulted.
(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.66% of net assets as of July 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
5.732%, 4/25/26	4/29/16	$819,466	$821,787	0.06%
Creditcorp
12.00%, 7/15/18	6/28/13	1,196,369	1,046,128	0.07%
Exide Technologies
11.00%, 4/30/22	5/23/17	2,543,507	2,587,438	0.18%
Exide Technologies
7.00%, 4/30/25	11/10/16	106,530	101,321	0.01%
Golden Energy Offshore Services AS
5.00%, 12/31/17	11/16/15	2,103,742	857,128	0.06%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
5.482%, 11/25/24	11/06/15	1,795,676	1,982,744	0.14%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15	$861,787	$14	0.00%
Tonon Luxembourg SA
7.25%, 1/24/20	7/24/15	2,347,435	258,980	0.02%
Vantage Drilling International
10.00%, 12/31/20	6/17/16	72,589	73,920	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14	3,510,948	337,582	0.02%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	745,965	201,562	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	2/03/14	916,308	120,413	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
6.482%, 11/25/25	9/06/16	947,203	1,015,870	0.07%

(k)	Convertible security.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Floating Rate Security. Stated interest/floor rate was in effect at July 31, 2017.
(n)	IO - Interest Only.
(o)	Inverse interest only security.
(p)	Variable rate coupon, rate shown as of July 31, 2017.
(q)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies/Old	4/30/15	$87,194	$181,002	0.01%

(r)	One contract relates to 1 share.
(s)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2017.
(t)	Defaulted matured security.
(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(w)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $60,305,590 and gross unrealized depreciation of investments was $(38,003,604), resulting in net unrealized appreciation of $22,301,986.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed
BADLAR	-	Argentina Deposit Rates Badlar Private Banks

CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt

Country Breakdown*

July 31, 2017 (unaudited)

71.3%	United States
6.6%	Canada
4.1%	Brazil
3.5%	Mexico
1.8%	Argentina
1.7%	Turkey
1.4%	France
1.2%	South Africa
1.1%	United Kingdom
0.7%	Russia
0.6%	Indonesia
0.4%	Egypt
0.4%	Ireland
3.4%	Other
1.8%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Angola, Australia, Bahrain, Barbados, Belarus, Cayman Islands, Colombia, Dominican Republic, Ecuador, El Salvador, Guatemala, Honduras, Hong Kong, India, Italy, Ivory Coast, Jamaica, Kenya, Lebanon, Luxembourg, Netherlands, Nigeria, Norway, Peru, Qatar, Senegal, Sri Lanka, Switzerland, Trinidad & Tobago, Uruguay and Zambia.

AB Bond Fund, Inc.

AB Income Fund

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$906,440,692		$	– 0	–	$906,440,692
Corporates - Non-Investment Grade		– 0	–	178,639,873			8,000,468	(a)	186,640,341
Collateralized Mortgage Obligations		– 0	–	94,677,663			– 0	–	94,677,663
Local Governments - Provincial Bonds		– 0	–	86,305,933			– 0	–	86,305,933
Emerging Markets - Treasuries		– 0	–	76,707,260			– 0	–	76,707,260
Corporates - Investment Grade		– 0	–	52,526,146			– 0	–	52,526,146
Emerging Markets - Sovereigns		– 0	–	50,528,525			– 0	–	50,528,525
Commercial Mortgage-Backed Securities		– 0	–	271			46,659,032		46,659,303
Emerging Markets - Corporate Bonds		– 0	–	43,271,567			258,980		43,530,547
Asset-Backed Securities		– 0	–	27,216,250			12,529,093		39,745,343
Agencies		– 0	–	38,016,832			– 0	–	38,016,832
Inflation-Linked Securities		– 0	–	14,995,790			– 0	–	14,995,790
Whole Loan Trusts		– 0	–	– 0	–		12,925,810		12,925,810
Quasi-Sovereigns		– 0	–	12,708,646			– 0	–	12,708,646
Governments - Sovereign Agencies		– 0	–	11,916,988			– 0	–	11,916,988
Collateralized Loan Obligations		– 0	–	– 0	–		9,867,036		9,867,036
Common Stocks		55,207		2,502,121			2,954,168		5,511,496
Local Governments - Regional Bonds		– 0	–	3,658,379			– 0	–	3,658,379
Local Governments - US Municipal Bonds		– 0	–	3,026,637			– 0	–	3,026,637
Preferred Stocks		939,107		– 0	–		1,790,911		2,730,018
Options Purchased - Calls		– 0	–	894,963			– 0	–	894,963
Bank Loans		– 0	–	645,948			– 0	– (a)	645,948
Governments - Sovereign Bonds		– 0	–	193,375			– 0	–	193,375
Mortgage Pass-Throughs		– 0	–	35,565			– 0	–	35,565
Warrants		2,657		– 0	–		– 0	– (a)	2,657
Short-Term Investments		31,848,326		– 0	–		– 0	–	31,848,326

Total Investments in Securities		32,845,297		1,604,909,424			94,985,498		1,732,740,219
Other Financial Instruments (b):
Assets:
Futures		263,843		– 0	–		– 0	–	263,843
Forward Currency Exchange Contracts		– 0	–	10,366,449			– 0	–	10,366,449
Centrally Cleared Credit Default Swaps		– 0	–	329,105			– 0	–	329,105
Variance Swaps		– 0	–	42,419			– 0	–	42,419
Liabilities:
Futures		(1,240,265)		– 0	–		– 0	–	(1,240,265)
Forward Currency Exchange Contracts		– 0	–	(17,035,287)			– 0	–	(17,035,287)
Currency Options Written		– 0	–	(1,802,951)			– 0	–	(1,802,951)
Centrally Cleared Credit Default Swaps		– 0	–	(686,060)			– 0	–	(686,060)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,121,982)			– 0	–	(3,121,982)
Credit Default Swaps		– 0	–	(4,168,274)			– 0	–	(4,168,274)

Total (c)		$31,868,875		$1,588,832,843			$94,985,498		$1,715,687,216

(a)	The Fund held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade(a)		Collateralized Mortgage Obligations		Commercial Mortgage-Backed Securities
Balance as of 10/31/16	$4,215,547		$3,977,389		$48,863,351
Accrued discounts/(premiums)	256,414		– 0	–	96,152
Realized gain (loss)	(378,523)		– 0	–	(598,539)
Change in unrealized appreciation/depreciation	533,848		(4,057)		1,680,485
Purchases/Payups	3,996,311		– 0	–	2,235,000
Sales/Paydowns	(2,452,180)		(927,470)		(5,617,417)
Reclassification	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	1,829,051		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(3,045,862)		– 0	–

Balance as of 7/31/17	$8,000,468		$ – 0	–	$46,659,032

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$111,313		$ – 0	–	$939,081

	Emerging Markets - Corporate Bonds		Asset-Backed Securities		Whole Loan Trusts
Balance as of 10/31/16	$447,328		$3,522,021		$20,704,736
Accrued discounts/(premiums)	(1,604)		5,382		43,855
Realized gain (loss)	– 0	–	42,180		(1,453,811)
Change in unrealized appreciation/depreciation	(186,744)		(897,586)		(814,410)
Purchases/Payups	– 0	–	13,401,373		(12,881)
Sales/Paydowns	– 0	–	(2,295,896)		(5,541,679)
Reclassification	– 0	–	(1,977,000)		– 0	–
Transfers in to Level 3	– 0	–	728,619		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 7/31/17	$258,980		$12,529,093		$12,925,810

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$(186,744)		$(897,586)		$(814,410)

	Collateralized Loan Obligations		Common Stocks		Preferred Stocks
Balance as of 10/31/16	$ – 0	–	$1,428,957		$ – 0	–
Accrued discounts/(premiums)	4,490		– 0	–	– 0	–
Realized gain (loss)	– 0	–	(205,316)		– 0	–
Change in unrealized appreciation/depreciation	106,710		(269,419)		62,301
Purchases/Payups	7,778,836		2,070,592		1,728,610
Sales/Paydowns	– 0	–	(70,646)		– 0	–
Reclassification	1,977,000		– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 7/31/17	$9,867,036		$2,954,168		$1,790,911

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$106,710		$(181,111)		$62,301

	Bank Loans(a)			Warrants(a)			Total
Balance as of 10/31/16		$227,922			$–0	–	$83,387,251
Accrued discounts/(premiums)		– 0	–		– 0	–	404,689
Realized gain (loss)		– 0	–		– 0	–	(2,594,009)
Change in unrealized appreciation/depreciation		(11,035)			– 0	–	200,093
Purchases/Payups		34,481			– 0	–	31,232,322
Sales/Paydowns		(251,368)			– 0	–	(17,156,656)
Reclassification		– 0	–		– 0	–	– 0	–
Transfers in to Level 3		– 0	–		– 0	–	2,557,670
Transfers out of Level 3		– 0	–		– 0	–	(3,045,862)

Balance as of 7/31/17	$	– 0	–	$	– 0	–	$94,985,498	(b)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$	– 0	–	$	– 0	–	$(860,446)

(a)	The Fund held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2017. Securities priced i) by third party vendors, ii) at cost, or iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/17			Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade	$	– 0	–	Qualitative Assessment		$	– 0	–
Whole Loan Trusts		$2,431,466		Market- Approach	Underlying NAV of the collateral		$84.32
		$454,545		Recovery Analysis	Projected Future Loss		12.1%
					Actual Losses to Date		22.9%
		$1,191,067		Recovery Analysis	Projected Future Loss		15.41%
					Actual Losses to Date		14.59%

		$4,077,078

Common Stocks		$1,000,906		Market- Approach	EBITDA* Projection		$237.20MM
					EBITDA* Multiples		8.1X
		$1,175,596		Market- Approach	EBITDA* Projection		$96.00MM
					EBITDA* Multiples		9.0X

		$2,176,502

*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rate, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$12,471	$471,554	$452,177	$31,848	$58

AB Bond Fund, Inc.

Intermediate Bond Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)			U.S. $ Value
MORTGAGE PASS-THROUGHS - 20.3%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
3.532% (LIBOR 12 Month + 2.00%), 1/01/37 (a)	U.S.$	30		$31,387

Agency Fixed Rate 15-Year - 1.7%
Federal National Mortgage Association
Series 2016
2.50%, 11/01/31-12/01/31		3,843		3,877,026
2.50%, 8/01/31-2/01/32		2,189		2,208,405

				6,085,431

Agency Fixed Rate 30-Year - 18.5%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		256		284,817
Series 2007
5.50%, 7/01/35		35		38,391
Series 2017
4.00%, 7/01/44		1,384		1,465,993
4.00%, 2/01/46		1,734		1,835,916
Federal National Mortgage Association
5.50%, 1/01/35		674		749,734
Series 2007
5.50%, 8/01/37		469		520,445
Series 2005
5.50%, 2/01/35		105		116,368
Series 2004
5.50%, 4/01/34-11/01/34		142		158,338
Series 2003
5.50%, 4/01/33-7/01/33		251		278,328
4.00%, 12/01/40-10/01/43		2,795		2,964,607
3.50%, 8/01/47, TBA		21,686		22,326,414
4.50%, 8/25/47, TBA		13,172		14,141,378
4.00%, 8/01/47, TBA		12,320		12,971,612
Government National Mortgage Association
Series 1999
8.15%, 9/15/20		24		24,488
Series 1990
9.00%, 12/15/19		0	**	5
3.00%, 4/20/46-5/20/46		1,366		1,387,924
3.50%, 8/01/47, TBA		6,990		7,263,047

				66,527,805

Other Agency Fixed Rate Programs - 0.1%
Federal National Mortgage Association
2.50%, 5/01/22		197		199,624

Total Mortgage Pass-Throughs (cost $72,377,591)				72,844,247

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 19.8%
Financial Institutions - 9.7%
Banking - 8.5%
ABN AMRO Bank NV
4.75%, 7/28/25 (b)	U.S.$	200	$213,544
Banco Santander SA
3.50%, 4/11/22		400	411,408
Bank of America Corp.
2.881%, 4/24/23		900	904,896
3.824%, 1/20/28		905	923,399
Series G
3.593%, 7/21/28		890	891,735
Barclays Bank PLC
Series E
6.625%, 3/30/22 (b)	EUR	333	494,602
Barclays PLC
3.65%, 3/16/25	U.S.$	389	389,980
BNP Paribas SA
3.80%, 1/10/24 (b)		347	360,502
Series E
2.25%, 1/11/27 (b)	EUR	345	421,652
BPCE SA
5.70%, 10/22/23 (b)	U.S.$	230	258,007
Citigroup, Inc.
3.668%, 7/24/28		1,240	1,245,258
3.70%, 1/12/26		1,000	1,019,550
Compass Bank
2.875%, 6/29/22		895	895,349
5.50%, 4/01/20		1,339	1,421,161
Cooperatieve Rabobank UA
4.375%, 8/04/25		1,373	1,451,893
Credit Agricole SA/London
4.125%, 1/10/27 (b)		387	403,513
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		600	625,338
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		710	703,638
3.75%, 5/22/25		254	260,998
3.85%, 7/08/24		905	942,313
Series D
6.00%, 6/15/20		1,282	1,415,174
HSBC Holdings PLC
4.041%, 3/13/28		1,965	2,059,261
JPMorgan Chase & Co.
3.22%, 3/01/25		890	899,470
3.54%, 5/01/28		1,615	1,627,613
Lloyds Banking Group PLC
3.75%, 1/11/27		920	933,818
4.65%, 3/24/26		366	385,222
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		234	245,047
Morgan Stanley
3.591%, 7/22/28		1,500	1,501,950
5.625%, 9/23/19		478	513,659

	Principal Amount (000)		U.S. $ Value
Series G
5.50%, 7/24/20	U.S.$	590	$644,422
Nationwide Building Society
4.00%, 9/14/26 (b)		950	951,596
Santander Holdings USA, Inc.
4.40%, 7/13/27 (b)		692	704,830
Santander Issuances SAU
3.25%, 4/04/26 (b)	EUR	300	384,851
5.179%, 11/19/25	U.S.$	600	650,790
Santander UK PLC
5.00%, 11/07/23 (b)		500	542,435
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		515	515,299
UBS AG/Stamford CT
7.625%, 8/17/22		620	739,753
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (b)		436	460,800
US Bancorp
Series J
5.30%, 4/15/27 (c)		380	408,808
Wells Fargo & Co.
3.069%, 1/24/23		712	724,602

			30,548,136

Insurance - 1.1%
American International Group, Inc.
8.175%, 5/15/58		940	1,283,683
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (b)		542	771,391
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		110	119,301
Lincoln National Corp.
8.75%, 7/01/19		111	124,818
MetLife Capital Trust IV
7.875%, 12/15/37 (b)		699	941,043
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		246	412,259
XLIT Ltd.
3.25%, 6/29/47	EUR	199	235,930

			3,888,425

REITS - 0.1%
Trust F/1401
5.25%, 1/30/26 (b)	U.S.$	565	591,131

			35,027,692

Industrial - 9.6%
Basic - 1.1%
Eastman Chemical Co.
3.80%, 3/15/25		220	226,919
Glencore Funding LLC
4.125%, 5/30/23 (b)		516	538,730

	Principal Amount (000)		U.S. $ Value
Minsur SA
6.25%, 2/07/24 (b)	U.S.$	335	$364,463
Mosaic Co. (The)
5.625%, 11/15/43		244	250,849
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (b)		1,607	1,600,974
Vale Overseas Ltd.
6.875%, 11/21/36		495	550,848
Yamana Gold, Inc.
4.95%, 7/15/24		339	344,526

			3,877,309

Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27		540	563,220
General Electric Co.
Series D
5.00%, 1/21/21 (c)		187	197,283

			760,503

Communications - Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		740	795,500
Cox Communications, Inc.
2.95%, 6/30/23 (b)		233	230,162
Time Warner Cable LLC
4.50%, 9/15/42		230	217,814
5.00%, 2/01/20		740	789,151

			2,032,627

Communications - Telecommunications - 2.0%
AT&T, Inc.
3.40%, 5/15/25		1,610	1,590,181
4.125%, 2/17/26		1,161	1,190,942
5.15%, 2/14/50		395	392,914
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	130	110,885
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (b)	U.S.$	400	405,000
Verizon Communications, Inc.
2.625%, 8/15/26		988	913,930
3.50%, 11/01/24		2,015	2,034,888
5.50%, 3/16/47		485	519,033

			7,157,773

Consumer Cyclical - Automotive - 0.9%
Ford Motor Credit Co. LLC
3.664%, 9/08/24		603	605,997
5.875%, 8/02/21		1,291	1,441,479
General Motors Co.
3.50%, 10/02/18		340	345,980

	Principal Amount (000)		U.S. $ Value
General Motors Financial Co., Inc.
3.10%, 1/15/19	U.S.$	560	$568,310
3.25%, 5/15/18		43	43,463
4.00%, 1/15/25		106	107,196
4.30%, 7/13/25		135	138,513

			3,250,938

Consumer Non-Cyclical - 0.8%
Becton Dickinson and Co.
3.734%, 12/15/24		180	185,832
Biogen, Inc.
4.05%, 9/15/25		683	729,553
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		6	6,691
Mylan NV
3.95%, 6/15/26		225	229,900
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		680	667,277
3.15%, 10/01/26		452	430,015
Tyson Foods, Inc.
2.65%, 8/15/19		164	166,270
3.95%, 8/15/24		541	573,887

			2,989,425

Energy - 2.2%
Cenovus Energy, Inc.
3.00%, 8/15/22		42	40,883
5.70%, 10/15/19		169	178,821
Ecopetrol SA
5.875%, 5/28/45		245	228,389
Encana Corp.
3.90%, 11/15/21		415	425,421
Energy Transfer LP
6.70%, 7/01/18		411	428,566
7.50%, 7/01/38		772	946,279
Enterprise Products Operating LLC
5.20%, 9/01/20		235	255,873
Hess Corp.
4.30%, 4/01/27		648	643,127
Nabors Industries, Inc.
5.50%, 1/15/23		721	686,125
Noble Energy, Inc.
3.90%, 11/15/24		463	477,121
8.25%, 3/01/19		1,232	1,346,477
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		594	582,631
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		135	141,238
5.75%, 9/01/20		420	453,109
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		482	516,068
Williams Partners LP
4.125%, 11/15/20		403	423,102

			7,773,230

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.2%
Alfa SAB de CV
5.25%, 3/25/24 (b)	U.S.$	530	$574,387

Services - 0.2%
S&P Global, Inc.
4.40%, 2/15/26		584	631,252
Total System Services, Inc.
3.75%, 6/01/23		116	120,510

			751,762

Technology - 1.3%
Agilent Technologies, Inc.
5.00%, 7/15/20		217	233,260
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (b)		181	186,311
3.875%, 1/15/27 (b)		395	405,487
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (b)		865	953,377
6.02%, 6/15/26 (b)		145	161,679
HP, Inc.
4.65%, 12/09/21		266	287,684
KLA-Tencor Corp.
4.65%, 11/01/24		614	666,368
Lam Research Corp.
2.80%, 6/15/21		269	274,789
Motorola Solutions, Inc.
3.50%, 3/01/23		400	404,696
7.50%, 5/15/25		228	274,783
Seagate HDD Cayman
4.75%, 1/01/25		336	325,863
Western Digital Corp.
7.375%, 4/01/23 (b)		508	558,262

			4,732,559

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (b)		545	559,306

			34,459,819

Utility - 0.5%
Electric - 0.5%
Dominion Energy, Inc.
4.70%, 12/01/44		750	812,025
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (b)		580	623,500
TECO Finance, Inc.
5.15%, 3/15/20		380	404,084

			1,839,609

Total Corporates - Investment Grade (cost $69,359,993)			71,327,120

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 18.0%
United States - 18.0%
U.S. Treasury Bonds
2.50%, 2/15/45-5/15/46	U.S.$	1,484	$1,370,100
2.875%, 8/15/45-11/15/46		1,556	1,548,129
3.00%, 5/15/45-5/15/47		2,876	2,933,292
3.125%, 8/15/44		10,677	11,170,497
4.375%, 2/15/38		960	1,214,250
4.50%, 2/15/36		416	533,328
5.375%, 2/15/31		1,444	1,935,637
U.S. Treasury Notes
0.625%, 9/30/17		14,000	13,986,875
1.00%, 12/31/17		4,261	4,258,337
1.50%, 8/15/26		900	843,422
1.625%, 2/15/26 (d)		418	398,240
1.625%, 5/15/26		3,306	3,141,353
1.75%, 11/30/21		7,129	7,126,472
1.875%, 1/31/22-4/30/22		7,985	8,011,226
2.25%, 11/15/24		1,187	1,196,072
2.25%, 11/15/25 (d)		3,979	3,988,627
2.375%, 8/15/24		1,040	1,058,668

Total Governments - Treasuries (cost $65,009,124)			64,714,525

ASSET-BACKED SECURITIES - 11.8%
Autos - Fixed Rate - 7.5%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		557	556,981
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		1,226	1,226,466
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		555	554,456
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (b)		1,005	1,006,330
Series 2016-1A, Class A
2.99%, 6/20/22 (b)		418	420,703
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (b)		640	639,218
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		281	281,037
Series 2015-2, Class A3
1.31%, 8/15/19		155	154,481
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		100	99,606
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		497	496,891

	Principal Amount (000)		U.S. $ Value
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (b)	U.S.$	624	$625,198
Series 2016-AA, Class A3
1.77%, 10/15/20 (b)		913	914,144
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (b)		113	113,215
Series 2016-C, Class E
8.39%, 9/15/23 (b)		600	649,170
CPS Auto Trust
Series 2017-A, Class E
7.07%, 4/15/24 (b)		550	571,379
Drive Auto Receivables Trust
Series 2016-CA, Class A3
1.67%, 11/15/19 (b)		547	547,013
Series 2017-BA, Class A1
1.20%, 4/16/18 (b)		205	204,724
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (b)		283	282,366
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (b)		270	287,622
Series 2016-3A, Class A
1.84%, 11/16/20 (b)		218	216,918
Series 2016-3A, Class D
6.40%, 7/17/23 (b)		350	362,344
Series 2017-2A, Class A
2.11%, 6/15/21 (b)		541	540,855
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		721	720,796
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (b)		372	371,188
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (b)		350	378,127
Series 2016-3, Class A1
1.61%, 12/15/19 (b)		304	303,476
Series 2016-4, Class E
6.44%, 1/16/24 (b)		565	561,170
Series 2017-2, Class A
1.85%, 7/15/21 (b)		666	665,920
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (b)		322	325,268
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		906	908,525
Series 2016-1, Class A1
1.76%, 2/15/21		682	682,277
Series 2017-1, Class A1
2.07%, 5/15/22		710	711,882

	Principal Amount (000)		U.S. $ Value
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18	U.S.$	866	$866,642
Series 2015-3, Class A3
1.69%, 3/20/19		1,155	1,155,836
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (b)		575	574,733
Series 2016-1, Class A1
1.96%, 5/17/21 (b)		860	861,839
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		355	354,878
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (b)		386	387,149
Series 2015-3A, Class A
2.67%, 9/25/21 (b)		180	179,494
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (b)		2,370	2,363,807
Series 2016-1A, Class A
2.32%, 3/25/20 (b)		678	677,209
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (b)		289	289,378
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		397	396,500
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		33	33,164
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (b)		894	896,890
Series 2016-3, Class A2
1.34%, 11/15/19		424	424,057
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.57%, 6/17/19 (b)		255	254,952
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (b)		950	945,345

			27,041,619

Other ABS - Fixed Rate - 1.9%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (b)		109	109,294
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		616	617,252
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (b)		294	295,579

	Principal Amount (000)		U.S. $ Value
Series 2017-1A, Class A
2.827%, 3/15/24 (b)	U.S.$	367	$369,058
Series 2017-1A, Class C
6.658%, 3/15/24 (b)		750	774,579
Series 2017-2A, Class A
2.39%, 7/15/24 (b)		640	640,783
Series 2017-2A, Class C
4.58%, 7/15/24 (b)		600	600,398
SBA Tower Trust
3.156%, 10/08/20 (b)		688	701,444
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (b)		469	473,436
Series 2016-3, Class A
3.05%, 12/26/25 (b)		524	529,541
Series 2017-1, Class A
3.28%, 1/26/26 (b)		434	439,886
Series 2017-2, Class A
3.28%, 2/25/26 (b)		602	610,639
Series 2017-3, Class A
2.77%, 5/25/26 (b)		497	501,766

			6,663,655

Credit Cards - Fixed Rate - 1.3%
Barclays Dryrock Issuance Trust
Series 2015-2, Class A
1.56%, 3/15/21		703	703,308
Series 2015-4, Class A
1.72%, 8/16/21		630	630,589
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,050	1,057,709
Series 2015-3, Class A
1.74%, 9/15/21		859	859,618
Series 2016-1, Class A
2.04%, 3/15/22		544	546,556
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		570	570,095
Series 2016-B, Class A
1.44%, 6/15/22		416	415,001

			4,782,876

Autos - Floating Rate - 0.6%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.726% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(b)		997	1,000,377

	Principal Amount (000)		U.S. $ Value
Wells Fargo Dealer Floorplan Master Note Trust
Series 2015-1, Class A
1.728% (LIBOR 1 Month + 0.50%), 1/20/20 (a)	U.S.$	1,073	$1,074,832

			2,075,209

Credit Cards - Floating Rate - 0.5%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.576% (LIBOR 1 Month + 0.35%), 8/17/20 (a)		964	965,538
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.706% (LIBOR 1 Month + 0.48%), 2/15/22 (a)		681	682,543

			1,648,081

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		80	80,303

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
2.357% (LIBOR 1 Month + 1.13%), 12/25/32 (a)		40	39,389

Total Asset-Backed Securities (cost $42,110,510)			42,331,132

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%
Non-Agency Fixed Rate CMBS - 7.4%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		411	412,739
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (b)		890	902,941
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (b)		1,305	1,352,936
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
4.855%, 9/10/45 (b)		633	587,450
Series 2013-GC17, Class D
5.103%, 11/10/46 (b)		565	541,699
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,223	1,234,166
Series 2015-GC35, Class A4
3.818%, 11/10/48		340	358,164

	Principal Amount (000)		U.S. $ Value
Series 2016-C1, Class A4
3.209%, 5/10/49	U.S.$	1,359	$1,377,771
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (b)		410	403,814
Series 2015-CR25, Class A4
3.759%, 8/10/48		1,045	1,099,860
Series 2015-PC1, Class A5
3.902%, 7/10/50		685	724,116
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		573	600,428
Series 2015-C4, Class A4
3.808%, 11/15/48		1,040	1,091,095
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (b)		1,177	1,191,269
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (b)		766	767,815
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (b)		272	271,189
Series 2006-LDP9, Class AM
5.372%, 5/15/47		200	199,872
Series 2007-CB19, Class AM
5.794%, 2/12/49		50	49,737
Series 2007-LD12, Class AM
6.025%, 2/15/51		104	104,842
Series 2011-C5, Class D
5.407%, 8/15/46 (b)		127	129,624
Series 2012-C6, Class D
5.136%, 5/15/45		690	713,605
Series 2012-C6, Class E
5.136%, 5/15/45 (b)		389	352,457
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		620	654,973
Series 2015-C32, Class C
4.668%, 11/15/48		540	526,171
Series 2015-C33, Class A4
3.77%, 12/15/48		1,050	1,107,407
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		219	175,444
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (b)		308	307,682
Series 2015-3, Class A2
2.729%, 4/20/48 (b)		615	618,694
Series 2016-4, Class A2
2.579%, 3/10/49 (b)		615	601,552
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49		573	572,924

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56	U.S.$	365	$364,918
Series 2016-UB12, Class A4
3.596%, 12/15/49		660	687,114
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.385%, 11/01/31 (e)(f)		595	1,442
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		1,098	1,111,751
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48		1,040	1,073,382
Series 2015-SG1, Class C
4.47%, 9/15/48		516	508,012
Series 2016-LC25, Class C
4.437%, 12/15/59		545	541,176
Series 2016-NXS6, Class A4
2.918%, 11/15/49		900	887,594
Series 2016-NXS6, Class C
4.31%, 11/15/49		600	608,198
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.303%, 3/15/45 (b)(f)		9,473	452,605
Series 2013-C14, Class A5
3.337%, 6/15/46		655	678,503
Series 2014-C20, Class A2
3.036%, 5/15/47		546	555,957

			26,503,088

Non-Agency Floating Rate CMBS - 1.4%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A
3.126% (LIBOR 1 Month + 1.90%), 11/15/21 (a)(b)		725	724,990
Series 2016-IMC, Class C
5.176% (LIBOR 1 Month + 3.95%), 11/15/21 (a)(b)		465	466,948
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
5.759% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(b)		450	453,372
Great Wolf Trust
Series 2015-WOLF, Class A
2.676% (LIBOR 1 Month + 1.45%), 5/15/34 (a)(b)		700	699,575
H/2 Asset Funding NRE
Series 2015-1A
2.42% (LIBOR 1 Month + 0.92%), 6/24/49 (a)(e)		335	334,972

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
2.926% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(b)	U.S.$	825	$826,315
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
3.096% (LIBOR 1 Month + 1.87%), 8/15/26 (a)(b)		202	202,088
Series 2015-XLF2, Class SNMA
3.176% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(b)		229	226,948
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
2.276% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(b)		22	21,623
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.446% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(b)		1,179	1,176,270

			5,133,101

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39, Class IO
Zero Coupon, 7/16/46 (f)(g)		872	9

Total Commercial Mortgage-Backed Securities (cost $31,638,340)			31,636,198

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.1%
Risk Share Floating Rate - 4.7%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
5.732% (LIBOR 1 Month + 4.50%), 4/25/26 (a)(e)		353	354,034
Series 2016-1A, Class M2B
7.732% (LIBOR 1 Month + 6.50%), 4/25/26 (a)(e)		288	298,452
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
5.482% (LIBOR 1 Month + 4.25%), 11/25/23 (a)		1,040	1,164,378
Series 2014-DN3, Class M3
5.232% (LIBOR 1 Month + 4.00%), 8/25/24 (a)		870	943,514
Series 2014-DN4, Class M3
5.782% (LIBOR 1 Month + 4.55%), 10/25/24 (a)		292	320,147
Series 2014-HQ3, Class M3
5.982% (LIBOR 1 Month + 4.75%), 10/25/24 (a)		820	913,442

	Principal Amount (000)		U.S. $ Value
Series 2015-DNA1, Class M3
4.532% (LIBOR 1 Month + 3.30%), 10/25/27 (a)	U.S.$	265	$296,233
Series 2015-DNA2, Class M2
3.832% (LIBOR 1 Month + 2.60%), 12/25/27 (a)		704	721,760
Series 2015-DNA3, Class M3
5.932% (LIBOR 1 Month + 4.70%), 4/25/28 (a)		280	326,311
Series 2015-HQA1, Class M2
3.882% (LIBOR 1 Month + 2.65%), 3/25/28 (a)		515	529,854
Series 2015-HQA2, Class M3
6.032% (LIBOR 1 Month + 4.80%), 5/25/28 (a)		500	580,152
Series 2016-DNA1, Class M3
6.782% (LIBOR 1 Month + 5.55%), 7/25/28 (a)		330	391,641
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
2.432% (LIBOR 1 Month + 1.20%), 7/25/24 (a)		35	35,226
Series 2014-C04, Class 1M2
6.132% (LIBOR 1 Month + 4.90%), 11/25/24 (a)		503	577,569
Series 2014-C04, Class 2M2
6.232% (LIBOR 1 Month + 5.00%), 11/25/24 (a)		171	194,177
Series 2015-C01, Class 1M2
5.532% (LIBOR 1 Month + 4.30%), 2/25/25 (a)		300	325,856
Series 2015-C01, Class 2M2
5.782% (LIBOR 1 Month + 4.55%), 2/25/25 (a)		398	430,603
Series 2015-C02, Class 1M2
5.232% (LIBOR 1 Month + 4.00%), 5/25/25 (a)		539	583,028
Series 2015-C02, Class 2M2
5.232% (LIBOR 1 Month + 4.00%), 5/25/25 (a)		390	416,658
Series 2015-C03, Class 1M2
6.232% (LIBOR 1 Month + 5.00%), 7/25/25 (a)		666	745,569
Series 2015-C03, Class 2M2
6.232% (LIBOR 1 Month + 5.00%), 7/25/25 (a)		675	747,667
Series 2015-C04, Class 1M2
6.932% (LIBOR 1 Month + 5.70%), 4/25/28 (a)		878	1,007,346
Series 2015-C04, Class 2M2
6.782% (LIBOR 1 Month + 5.55%), 4/25/28 (a)		631	711,441

	Principal Amount (000)		U.S. $ Value
Series 2016-C01, Class 1M2
7.982% (LIBOR 1 Month + 6.75%), 8/25/28 (a)	U.S.$	982	$1,195,523
Series 2016-C01, Class 2M2
8.182% (LIBOR 1 Month + 6.95%), 8/25/28 (a)		478	580,927
Series 2016-C02, Class 1M2
7.232% (LIBOR 1 Month + 6.00%), 9/25/28 (a)		539	638,408
Series 2016-C03, Class 2M2
7.132% (LIBOR 1 Month + 5.90%), 10/25/28 (a)		881	1,039,630
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.482% (LIBOR 1 Month + 4.25%), 11/25/24 (a)(e)		102	111,104
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.482% (LIBOR 1 Month + 5.25%), 11/25/25 (a)(e)		393	427,669
Series 2015-WF1, Class 2M2
6.732% (LIBOR 1 Month + 5.50%), 11/25/25 (a)(e)		104	118,891

			16,727,210

Non-Agency Fixed Rate - 1.1%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		211	192,800
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		128	123,811
Series 2006-24CB, Class A16
5.75%, 6/25/36		372	306,480
Series 2006-28CB, Class A14
6.25%, 10/25/36		256	223,033
Series 2006-J1, Class 1A13
5.50%, 2/25/36		217	195,947
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.24%, 5/25/35		401	401,568
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		105	89,477
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (b)		381	310,601
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		352	289,747
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.566%, 7/25/36		688	581,761

	Principal Amount (000)		U.S. $ Value
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (b)	U.S.$	531	$461,790
Series 2010-9, Class 7A6
6.00%, 5/26/37 (b)(g)		471	370,748
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-3, Class B3
6.50%, 3/25/32		452	394,775

			3,942,538

Agency Floating Rate - 1.0%
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
5.308% (6.54% - LIBOR 1 Month), 12/25/41 (a)(h)		1,267	278,363
Series 2012-70, Class SA
5.318% (6.55% - LIBOR 1 Month), 7/25/42 (a)(h)		2,321	537,347
Series 2015-90, Class SL
4.918% (6.15% - LIBOR 1 Month), 12/25/45 (a)(h)		2,613	523,796
Series 2016-77, Class DS
4.768% (6.00% - LIBOR 1 Month), 10/25/46 (a)(h)		2,571	527,121
Series 2017-16, Class SG
4.818% (6.05% - LIBOR 1 Month), 3/25/47 (a)(h)		2,513	543,907
Series 2017-26, Class TS
4.718% (5.95% - LIBOR 1 Month), 4/25/47 (a)(h)		2,327	527,953
Series 2017-62, Class AS
4.926% (6.15% - LIBOR 1 Month), 8/25/47 (a)(h)		2,352	500,106

			3,438,593

Non-Agency Floating Rate - 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.422% (LIBOR 1 Month + 0.19%), 12/25/36 (a)		786	470,207
HomeBanc Mortgage Trust
Series 2005-1, Class A1
1.482% (LIBOR 1 Month + 0.25%), 3/25/35 (a)		291	254,620
Impac Secured Assets CMN Owner Trust
Series 2005-2, Class A2D
1.662% (LIBOR 1 Month + 0.43%), 3/25/36 (a)		403	312,627

	Principal Amount (000)		U.S. $ Value
Residential Accredit Loans, Inc. Trust
Series 2007-QS4, Class 2A4
1.572% (LIBOR 1 Month + 0.34%), 3/25/37 (a)	U.S.$	759	$226,519

			1,263,973

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
1.698%, 5/28/35		65	58,489

Total Collateralized Mortgage Obligations (cost $24,337,200)			25,430,803

INFLATION-LINKED SECURITIES - 5.5%
Japan - 1.0%
Japanese Government CPI Linked Bond
Series 2022
0.10%, 3/10/27	JPY	373,521	3,527,388

United States - 4.5%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	7,471	7,483,519
0.25%, 1/15/25 (TIPS)		3,672	3,627,955
0.375%, 7/15/25 (TIPS)		4,998	4,990,802

			16,102,276

Total Inflation-Linked Securities (cost $19,819,491)			19,629,664

CORPORATES - NON-INVESTMENT GRADE - 3.8%
Industrial - 2.6%
Basic - 0.2%
Anglo American Capital PLC
3.75%, 4/10/22 (b)		200	204,500
NOVA Chemicals Corp.
5.25%, 8/01/23 (b)		331	341,304
SPCM SA
4.875%, 9/15/25 (b)		286	293,931

			839,735

Communications - Media - 0.1%
CSC Holdings LLC
6.75%, 11/15/21		120	133,349
SFR Group SA
5.375%, 5/15/22 (b)	EUR	222	274,443

			407,792

Communications - Telecommunications - 0.8%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (b)	GBP	300	420,998
CenturyLink, Inc.
Series Y
7.50%, 4/01/24	U.S.$	243	264,258

	Principal Amount (000)		U.S. $ Value
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	970	$1,033,263
Wind Acquisition Finance SA
6.50%, 4/30/20 (b)		700	723,863
Windstream Services LLC
6.375%, 8/01/23		750	614,250

			3,056,632

Consumer Cyclical - Automotive - 0.2%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (b)		379	384,492
Allison Transmission, Inc.
5.00%, 10/01/24 (b)		216	223,296

			607,788

Consumer Cyclical - Other - 0.3%
International Game Technology PLC
6.25%, 2/15/22 (b)		360	393,811
6.50%, 2/15/25 (b)		520	574,070
KB Home
4.75%, 5/15/19		286	294,889

			1,262,770

Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc.
4.625%, 5/15/24 (b)		212	216,993

Consumer Non-Cyclical - 0.3%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (b)		475	483,232
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (b)		95	98,809
4.875%, 11/01/26 (b)		95	98,590
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (b)		375	319,091

			999,722

Energy - 0.1%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		567	374,929
SM Energy Co.
6.50%, 1/01/23		35	34,814

			409,743

Other Industrial - 0.3%
General Cable Corp.
5.75%, 10/01/22		655	672,259
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		361	362,751

			1,035,010

	Principal Amount (000)		U.S. $ Value
Technology - 0.1%
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (b)	U.S.$	186	$206,744

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (b)		309	301,303

			9,344,232

Financial Institutions - 1.2%
Banking - 1.1%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (c)		213	240,398
Barclays Bank PLC
6.86%, 6/15/32 (b)(c)		129	152,123
Credit Suisse Group AG
7.50%, 12/11/23 (b)(c)		363	413,087
Intesa Sanpaolo SpA
5.017%, 6/26/24 (b)		369	375,867
Series E
3.928%, 9/15/26 (b)	EUR	141	181,160
Lloyds Banking Group PLC
7.50%, 6/27/24 (c)	U.S.$	402	447,326
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (c)		570	629,195
Series U
7.64%, 9/30/17 (c)		700	671,510
Standard Chartered PLC
2.821% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(c)		400	344,624
7.50%, 4/02/22 (b)(c)		363	398,574

			3,853,864

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		440	471,935
7.25%, 1/25/22		99	108,816

			580,751

			4,434,615

Total Corporates - Non-Investment Grade (cost $13,697,494)			13,778,847

EMERGING MARKETS - TREASURIES - 0.8%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27	BRL	7,235	2,338,306

	Principal Amount (000)		U.S. $ Value
Turkey - 0.1%
Turkey Government Bond
11.00%, 2/24/27	TRY	1,401	$413,323

Total Emerging Markets - Treasuries (cost $2,145,134)			2,751,629

EMERGING MARKETS - CORPORATE BONDS - 0.6%
Industrial - 0.6%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (b)	U.S.$	541	200,170
7.125%, 6/26/42 (b)		394	163,993

			364,163

Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (b)		377	385,482

Consumer Non-Cyclical - 0.2%
Marfrig Holdings Europe BV
8.00%, 6/08/23 (b)		350	363,125
Minerva Luxembourg SA
6.50%, 9/20/26 (b)		233	233,000
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(i)(j)		660	47,025

			643,150

Energy - 0.2%
Petrobras Global Finance BV
6.125%, 1/17/22		415	435,831
Ultrapar International SA
5.25%, 10/06/26 (b)		379	385,803

			821,634

Total Emerging Markets - Corporate Bonds (cost $2,802,743)			2,214,429

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Chile - 0.2%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (b)		313	310,640
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (b)		358	388,877

			699,517

Mexico - 0.3%
Petroleos Mexicanos
4.625%, 9/21/23		756	778,302
6.50%, 3/13/27 (b)		335	368,835

			1,147,137

Total Quasi-Sovereigns (cost $1,777,931)			1,846,654

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $1,420,179)	U.S.$	970	$1,496,109

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Mexico - 0.2%
Mexico Government International Bond
4.125%, 1/21/26		551	576,897

Qatar - 0.2%
Qatar Government International Bond
2.375%, 6/02/21 (b)		593	585,587
5.25%, 1/20/20 (b)		100	106,250

			691,837

Total Governments - Sovereign Bonds (cost $1,270,278)			1,268,734

	Shares
COMMON STOCKS - 0.2%
Financials - 0.2%
Insurance - 0.2%
Mt Logan Re Ltd. (Preference Shares) (j)(k)(l) (cost $626,000)		626	648,472

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (b) (cost $235,000)	U.S.$	235	242,638

SHORT-TERM INVESTMENTS - 18.3%
Agency Discount Note - 6.9%
Federal Home Loan Bank Discount Notes
Zero Coupon, 10/25/17-1/24/18 (cost $24,922,297)		25,035	24,922,297

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 6.8%
Japan - 6.8%
Japan Treasury Discount Bill
Series 687
Zero Coupon, 12/11/17 (cost $24,259,755)	JPY	2,709,000	$24,582,900

COMMERCIAL PAPER - 2.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
Series CP
Zero Coupon, 8/11/17	U.S.$	5,260	5,258,334
Mizuho Bank Ltd./NY
Series CP
Zero Coupon, 10/04/17 (b)		5,300	5,288,175

Total Commercial Paper (cost $10,546,509)			10,546,509

	Shares
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (m)(n) (cost $6,168,676)		6,168,676	6,168,676

Total Short-Term Investments (cost $65,897,237)			66,220,382

Total Investments - 116.4% (cost $414,524,245) (o)			418,381,583
Other assets less liabilities - (16.4)% (p)			(58,796,775)

Net Assets - 100.0%			$359,584,808

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	491	September 2017	$57,998,819	$58,010,883	$12,064
U.S. Ultra Bond (CBT) Futures	75	September 2017	12,191,698	12,337,500	145,802
Sold Contracts
10 Yr Japan Bond (OSE) Futures	3	September 2017	4,084,793	4,086,172	(1,379)
Euro-BOBL Futures	114	September 2017	17,940,043	17,821,926	118,117
U.S. T-Note 2 Yr (CBT) Futures	110	September 2017	23,781,678	23,797,813	(16,135)
U.S. T-Note 10 Yr (CBT) Futures	214	September 2017	26,936,486	26,940,594	(4,108)

					$254,361

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	2,620	USD	803	8/02/17	$(37,617)
Bank of America, NA	USD	837	BRL	2,620	8/02/17	3,315
Bank of America, NA	USD	390	MYR	1,665	8/18/17	(1,467)
Barclays Bank PLC	USD	894	CNY	6,097	8/16/17	12,230
BNP Paribas SA	GBP	1,661	USD	2,168	9/21/17	(27,509)
Citibank, NA	BRL	11,896	USD	3,639	8/02/17	(175,724)
Citibank, NA	USD	3,788	BRL	11,896	8/02/17	27,081
Citibank, NA	USD	506	MYR	2,156	8/18/17	(2,613)
Citibank, NA	USD	896	TRY	3,221	8/18/17	14,569
Citibank, NA	USD	2,166	INR	140,162	8/21/17	15,104
Citibank, NA	INR	139,538	USD	2,149	8/22/17	(22,142)
Citibank, NA	BRL	4,205	USD	1,323	9/05/17	(16,983)
Citibank, NA	EUR	533	USD	611	10/04/17	(22,400)
Citibank, NA	KRW	1,494,072	USD	1,337	10/26/17	1,601
Credit Suisse International	USD	1,338	CAD	1,768	8/24/17	80,357
Credit Suisse International	NZD	1,719	USD	1,238	9/15/17	(51,346)
Deutsche Bank AG	JPY	3,160,000	USD	28,008	9/22/17	(721,313)
Goldman Sachs Bank USA	BRL	6,106	USD	1,950	8/02/17	(7,724)
Goldman Sachs Bank USA	USD	1,927	BRL	6,106	8/02/17	31,563
Goldman Sachs Bank USA	USD	1,475	NOK	12,204	9/27/17	79,224
Goldman Sachs Bank USA	TWD	38,223	USD	1,262	11/22/17	(8,894)
HSBC Bank USA	CAD	3,555	USD	2,682	8/24/17	(169,844)
JPMorgan Chase Bank, NA	TWD	40,665	USD	1,353	8/16/17	6,118
JPMorgan Chase Bank, NA	USD	712	RUB	42,882	9/13/17	(875)
JPMorgan Chase Bank, NA	USD	1,254	AUD	1,648	9/15/17	64,185
JPMorgan Chase Bank, NA	USD	1,357	TWD	40,774	9/20/17	(4,413)
Royal Bank of Scotland PLC	AUD	3,770	USD	2,859	9/15/17	(155,177)
State Street Bank & Trust Co.	TRY	1,514	USD	425	8/18/17	(2,544)
State Street Bank & Trust Co.	USD	1,256	SEK	10,519	9/27/17	51,124
State Street Bank & Trust Co.	EUR	783	USD	898	10/04/17	(31,947)

						$(1,074,061)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	MXN	14,267	6/22/20	4 Week TIIE	6.770%	$(1,912)
Morgan Stanley & Co., LLC/(CME Group)		$1,315	8/31/21	1.256%	3 Month LIBOR	25,290
Morgan Stanley & Co., LLC/(CME Group)	SEK	30,420	3/31/22	3 Month STIBOR	0.341%	61
Morgan Stanley & Co., LLC/(CME Group)	NZD	12,290	3/31/22	3 Month BKBM	2.936%	160,491
Morgan Stanley & Co., LLC/(CME Group)		$2,630	1/14/24	2.980%	3 Month LIBOR	(153,242)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$	2,300	2/14/24	2.889%	3 Month LIBOR	$(144,405)
Morgan Stanley & Co., LLC/(CME Group)		3,600	11/10/25	2.256%	3 Month LIBOR	(33,458)
Morgan Stanley & Co., LLC/(CME Group)		456	6/28/26	1.460%	3 Month LIBOR	28,019
Morgan Stanley & Co., LLC/(CME Group)		1,240	12/21/26	3 Month LIBOR	2.497%	29,626
Morgan Stanley & Co., LLC/(CME Group)		595	4/26/27	2.287%	3 Month LIBOR	(5,232)
Morgan Stanley & Co., LLC/(CME Group)	MXN	5,198	6/14/27	7.090%	4 Week TIIE	961
Morgan Stanley & Co., LLC/(CME Group)	$	1,670	7/12/27	2.355%	3 Month LIBOR	(14,653)
Morgan Stanley & Co., LLC/(LCH Group)		985	11/08/26	1.657%	3 Month LIBOR	45,155
Morgan Stanley & Co., LLC/(LCH Group)		1,240	11/09/26	1.672%	3 Month LIBOR	55,288

						$(8,011)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)%	0.75%	$452	$(38,478)	$(10,471)	$(28,007)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	0.75	518	(44,095)	(12,442)	(31,653)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	57	473	737	(264)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	20	185	187	(2)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	0.61%	$2,085	$17,311	$26,764	$(9,453)
CDX-CMBX.NA.BBB Series 7, 1/17/47*	(3.00)	4.74	2,150	189,235	142,467	46,768
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	777	6,452	8,365	(1,913)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	695	5,770	9,618	(3,848)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	2,592	21,521	28,144	(6,623)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	169	1,410	1,644	(234)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.61	762	6,327	10,460	(4,133)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	201	(22,676)	(28,129)	5,453
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	85	(9,618)	(12,178)	2,560
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	155	(17,486)	(11,308)	(6,178)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	509	(57,424)	(34,746)	(22,678)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	2,150	(242,556)	(131,296)	(111,260)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	1,882	(212,300)	(81,187)	(131,113)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	2.59	850	(23,724)	(17,545)	(6,179)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	5.69%	$322	$(36,380)	$(42,815)	$6,435
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	181	(20,420)	(21,838)	1,418
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	179	(20,194)	(21,605)	1,411
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	52	(5,866)	(6,432)	566
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	530	(59,793)	(60,250)	457
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	46	(5,189)	(2,786)	(2,403)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	531	(59,906)	(46,088)	(13,818)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	745	(84,048)	(55,096)	(28,952)
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	574	(64,996)	(80,302)	15,306
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	260	(29,332)	(37,338)	8,006
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	104	(11,733)	(11,847)	114
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	356	(40,162)	(40,022)	(140)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	52	(5,867)	(5,420)	(447)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	26	(2,934)	(2,459)	(475)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	52	(5,866)	(5,008)	(858)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	311	(35,086)	(28,358)	(6,728)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	5.69%	$219	$(24,706)	$(15,320)	$(9,386)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	760	(85,741)	(63,844)	(21,897)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	1,125	(126,918)	(90,752)	(36,166)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	1,469	(165,728)	(75,808)	(89,920)

				$(1,310,538)	$(824,304)	$(486,234)

*	Termination date

**	Principal amount less than 500.
(a)	Floating Rate Security. Stated interest/floor rate was in effect at July 31, 2017.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $70,408,193 or 19.6% of net assets.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.46% of net assets as of July 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
5.732%, 4/25/26	7/17/17	$354,133	$354,034	0.10%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.732%, 4/25/26	4/29/16	288,308	298,452	0.08%
H/2 Asset Funding NRE Series 2015-1A
2.42%, 6/24/49	6/19/15	334,972	334,972	0.09%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
5.482%, 11/25/24	11/06/15	100,621	111,104	0.03%
Prudential Securities Secured Financing Corp. Series 1999-NRF1, Class AEC
1.385%, 11/01/31	11/02/07	7	1,442	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/24/14-1/27/14	365,927	47,025	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
6.482%, 11/25/25	9/28/15	393,322	427,669	0.12%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
6.732%, 11/25/25	9/28/15	104,273	118,891	0.03%

(f)	IO - Interest Only.
(g)	Variable rate coupon, rate shown as of July 31, 2017.
(h)	Inverse interest only security.
(i)	Defaulted.
(j)	Non-income producing security.
(k)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$626,000	$648,472	0.18%

(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,974,571 and gross unrealized depreciation of investments was $(3,117,233), resulting in net unrealized appreciation of $3,857,338.
(p)	An amount of U.S. $621,917 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
LCH	-	London Clearing House

LIBOR	-	London Interbank Offered Rates
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

Intermediate Bond Portfolio

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Mortgage Pass-Throughs	$	– 0	–	$72,844,247	$	– 0	–	$72,844,247
Corporates - Investment Grade		– 0	–	71,327,120		– 0	–	71,327,120
Governments - Treasuries		– 0	–	64,714,525		– 0	–	64,714,525
Asset-Backed Securities		– 0	–	36,274,331		6,056,801		42,331,132
Commercial Mortgage-Backed Securities		– 0	–	24,563,520		7,072,678		31,636,198
Collateralized Mortgage Obligations		– 0	–	24,872,208		558,595		25,430,803
Inflation-Linked Securities		– 0	–	19,629,664		– 0	–	19,629,664
Corporates - Non-Investment Grade		– 0	–	13,778,847		– 0	–	13,778,847
Emerging Markets - Treasuries		– 0	–	2,751,629		– 0	–	2,751,629
Emerging Markets - Corporate Bonds		– 0	–	2,214,429		– 0	–	2,214,429
Quasi-Sovereigns		– 0	–	1,846,654		– 0	–	1,846,654
Local Governments - US Municipal Bonds		– 0	–	1,496,109		– 0	–	1,496,109
Governments - Sovereign Bonds		– 0	–	1,268,734		– 0	–	1,268,734

Investments in Securities:	Level 1			Level 2			Level 3		Total
Common Stocks	$	– 0	–	$	– 0	–	$648,472		$648,472
Emerging Markets - Sovereigns		– 0	–		242,638		– 0	–	242,638
Short-Term Investments:
Agency Discount Notes		– 0	–		24,922,297		– 0	–	24,922,297
Governments - Treasuries		– 0	–		24,582,900		– 0	–	24,582,900
Commercial Paper		– 0	–		10,546,509		– 0	–	10,546,509
Investment Companies		6,168,676			– 0	–	– 0	–	6,168,676

Total Investments in Securities		6,168,676			397,876,361		14,336,546		418,381,583
Other Financial Instruments (a):
Assets:
Futures		275,983			– 0	–	– 0	–	275,983
Forward Currency Exchange Contracts		– 0	–		386,471		– 0	–	386,471
Centrally Cleared Interest Rate Swaps		– 0	–		344,891		– 0	–	344,891
Credit Default Swaps		– 0	–		88,494		– 0	–	88,494
Liabilities:
Futures		(21,622)			– 0	–	– 0	–	(21,622)
Forward Currency Exchange Contracts		– 0	–		(1,460,532)		– 0	–	(1,460,532)
Centrally Cleared Interest Rate Swaps		– 0	–		(352,902)		– 0	–	(352,902)
Credit Default Swaps		– 0	–		(574,728)		– 0	–	(574,728)

Total (b)		$6,423,037			$396,308,055		$14,336,546		$417,067,638

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/16	$3,445,583		$11,234,132		$831,988
Accrued discounts/(premiums)	111		(1,943)		– 0	–
Realized gain (loss)	(3,159)		(283,875)		10,432
Change in unrealized appreciation/depreciation	64,209		218,093		351
Purchases/Payups	4,243,698		1,686,416		500,106
Sales/Paydowns	(1,693,641)		(5,780,145)		(550,310)
Transfers in to Level 3	– 0	–	– 0	–	57,760
Transfers out of Level 3	– 0	–	– 0	–	(291,732)

Balance as of 7/31/17	$6,056,801		$7,072,678		$558,595

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$53,699		$81,184		$729

	Common Stocks		Total
Balance as of 10/31/16	$1,032,105		$16,543,808
Accrued discounts/(premiums)	– 0	–	(1,832)
Realized gain (loss)	– 0	–	(276,602)
Change in unrealized appreciation/depreciation	(12,633)		270,020
Purchases/Payups	– 0	–	6,430,220
Sales/Paydowns	(371,000)		(8,395,096)
Transfers in to Level 3	– 0	–	57,760
Transfers out of Level 3	– 0	–	(291,732)

Balance as of 7/31/17	$648,472		$14,336,546	(a)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$(12,633)		$122,979

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of July 31, 2017, all Level 3 securities were priced i) NAV equivalent, ii) by third party vendors, or iii) using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$8,129	$149,433	$151,393	$6,169	$18

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.6%
Long-Term Municipal Bonds - 98.4%
Alabama - 2.5%
Alabama Special Care Facilities Financing Authority-Birmingham AL
(Children’s Hospital of Alabama Obligated Group (The))
Series 2015
5.00%, 6/01/28	$3,905	$4,561,782
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/18	1,825	1,889,404
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/25	2,110	2,496,953
Special Care Facilities Financing Authority of the City of Pell City Alabama
(Noland Obligated Group)
Series 2016A
5.00%, 12/01/31	11,235	12,341,198

		21,289,337

Arizona - 2.2%
Arizona State University COP
Series 2013A
5.00%, 9/01/19-9/01/22	8,345	9,497,990
City of Phoenix Civic Improvement Corp.
Series 2011
5.00%, 7/01/26	3,330	3,798,331
County of Pima AZ Sewer System Revenue
AGM Series 2010
5.00%, 7/01/21	1,135	1,261,462
5.00%, 7/01/21 (Pre-refunded/ETM)	630	700,390
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	3,140	3,661,931

		18,920,104

California - 2.6%
San Francisco City & County Airport Comm-San Francisco International Airport
(San Francisco Intl Airport)
Series 2010C
5.00%, 5/01/19	450	481,451
NATL Series 2006-32F
5.25%, 5/01/18	290	299,402
State of California
Series 2011
5.00%, 10/01/20	5,000	5,617,400
Series 2012
5.00%, 9/01/20	9,305	10,427,276
Series 2014
5.00%, 8/01/22-5/01/25	4,250	5,095,676

		21,921,205

	Principal Amount (000)	U.S. $ Value
Colorado - 3.7%
Centerra Metropolitan District No 1
Series 2017
5.00%, 12/01/29	$1,510	$1,644,405
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	375	419,576
Series 2012A
5.00%, 11/15/24-11/15/25 (a)	13,395	15,405,547
Denver City & County School District No 1
Series 2014B
5.00%, 12/01/23 (a)	4,730	5,741,653
Denver Urban Renewal Authority
(Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/19-12/01/22	5,655	6,279,507
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/20 (b)	1,310	1,406,102
Regional Transportation District
(Denver Transit Partners LLC)
Series 2010
5.25%, 7/15/24	440	475,112

		31,371,902

Connecticut - 2.4%
State of Connecticut
Series 2013A
5.00%, 10/15/24	5,035	5,831,940
Series 2014A
5.00%, 3/01/28	2,230	2,507,144
Series 2014F
5.00%, 11/15/26	1,275	1,464,937
Series 2015B
5.00%, 6/15/25	4,330	5,061,510
State of Connecticut
(State of Connecticut SRF)
Series 2013A
5.00%, 3/01/24	4,360	5,181,250

		20,046,781

Florida - 7.8%
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	7,315	8,536,312
City of Jacksonville FL
(City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/20	1,720	1,924,972
City of Jacksonville FL
(City of Jacksonville FL Transit Sales Tax)
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	11,881,001

	Principal Amount (000)	U.S. $ Value
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	$1,565	$1,796,730
County of Miami-Dade FL
(County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/23-6/01/27	18,500	21,926,535
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/23	1,500	1,741,155
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	3,775	4,195,611
Series 2013A
5.00%, 7/01/18-7/01/19	3,905	4,129,019
Florida Municipal Power Agency
Series 2011B
5.00%, 10/01/23	2,890	3,291,479
Series 2015B
5.00%, 10/01/23	1,500	1,794,165
Florida State Board of Education
(State of Florida)
Series 2015B
5.00%, 6/01/21	1,725	1,971,572
Martin County Industrial Development Authority
(Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	1,900	1,949,495
Mid-Bay Bridge Authority
Series 2015A
5.00%, 10/01/28	1,000	1,156,320

		66,294,366

Georgia - 0.4%
Cherokee County Board of Education
Series 2014B
5.00%, 8/01/20	1,000	1,114,570
City of Atlanta Department of Aviation
(Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/18	2,500	2,541,725

		3,656,295

Illinois - 4.8%
Chicago O’Hare International Airport
Series 2015B
5.00%, 1/01/29	5,000	5,892,600
Series 2016C
5.00%, 1/01/33	5,000	5,802,900
Series 2017B
5.00%, 1/01/35	1,475	1,706,118
Chicago O’Hare International Airport
(Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.25%, 1/01/23	2,500	2,932,900
5.50%, 1/01/25	2,250	2,610,585

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority
(Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/20-2/15/24	$6,355	$6,861,993
Springfield Metropolitan Sanitation District
Series 2011A
5.00%, 1/01/21	2,170	2,391,882
State of Illinois
Series 2006A
5.00%, 6/01/19	1,040	1,086,894
Series 2010
5.00%, 1/01/18	500	506,430
Series 2013
5.00%, 7/01/23	1,670	1,828,800
Series 2013A
5.00%, 4/01/20	4,080	4,322,474
Series 2014
5.00%, 5/01/30	4,180	4,407,016

		40,350,592

Indiana - 1.3%
Indiana Finance Authority
(I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/29-9/01/34 (c)	5,235	5,537,970
Indiana Municipal Power Agency
Series 2011A
5.00%, 1/01/20-1/01/23	4,965	5,495,442

		11,033,412

Kentucky - 1.0%
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/22-9/01/23	4,875	5,670,165
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/25	2,275	2,640,069

		8,310,234

Louisiana - 1.5%
Jefferson Sales Tax District
AGM Series 2017B
5.00%, 12/01/34	1,800	2,138,742
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2012A
5.00%, 5/01/27	9,085	10,499,625

		12,638,367

Maryland - 4.9%
State of Maryland
Series 2014B
5.00%, 8/01/20	10,165	11,351,967
5.00%, 8/01/21 (a)	26,600	30,598,246

		41,950,213

	Principal Amount (000)	U.S. $ Value
Massachusetts - 4.4%
Commonwealth of Massachusetts
AGM Series 2006C
2.755%, 11/01/19 (d)	$9,575	$9,695,741
NATL Series 2000D
1.635%, 12/01/30 (e)	500	469,273
NATL Series 2000E
1.62%, 12/01/30 (e)	4,525	4,249,405
NATL Series 2000F
1.68%, 12/01/30 (e)	1,000	938,536
Commonwealth of Massachusetts
(Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
3.33%, 6/01/20 (d)	3,450	3,577,684
Massachusetts Bay Transportation Authority
(Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	3,330	3,849,280
Series 2004C
2.405%, 7/01/20 (d)	2,650	2,696,137
Massachusetts Clean Water Trust (The)
(Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2006
3.00%, 8/01/22 (d)	3,240	3,316,399
Massachusetts School Building Authority
(Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/23	2,475	2,915,798
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/22-7/01/25	5,025	5,714,455

		37,422,708

Michigan - 3.2%
City of Detroit MI Sewage Disposal System Revenue
(Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.00%, 7/01/21	3,750	4,211,737
Michigan Finance Authority
(City of Detroit MI)
Series 2016C
5.00%, 4/01/26-4/01/27	2,735	3,202,263
Michigan Finance Authority
(Great Lakes Water Authority Water Supply System)
AGM Series 2014D2
5.00%, 7/01/24	10,545	12,457,863
Michigan Finance Authority
(Henry Ford Health System Obligated Group)
Series 2016
5.00%, 11/15/31	1,785	2,067,619
University of Michigan

	Principal Amount (000)	U.S. $ Value
Series 2017A
5.00%, 4/01/24	$4,000	$4,878,560

		26,818,042

Minnesota - 2.0%
City of Minneapolis MN
Series 2017
4.00%, 12/01/18	8,205	8,540,995
Minnesota Higher Education Facilities Authority
(Gustavus Adolphus College)
Series 2010B
5.00%, 10/01/21	1,295	1,392,721
State of Minnesota
Series 2015D
5.00%, 8/01/18	6,715	6,991,053

		16,924,769

Mississippi - 0.5%
Mississippi Development Bank
(State of Mississippi DOT Lease)
Series 2013
5.00%, 1/01/19	1,500	1,582,980
Series 2013A
5.00%, 1/01/19	1,000	1,055,320
Mississippi Hospital Equipment & Facilities Authority
(Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/36	1,500	1,697,325

		4,335,625

Missouri - 0.4%
City of Springfield MO Public Utility Revenue
Series 2012
5.00%, 12/01/17	1,390	1,409,140
Lees Summit Industrial Development Authority
(John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36	1,675	1,729,036

		3,138,176

Montana - 0.4%
Montana Facility Finance Authority
(Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/31-2/15/33	3,275	3,792,821

Nevada - 1.3%
City of Reno NV
Series 2013A
5.00%, 6/01/19	1,000	1,069,800
Series 2013B
5.00%, 6/01/19	2,210	2,364,258
County of Clark Department of Aviation
(Las Vegas-McCarran International Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	775	847,394

	Principal Amount (000)	U.S. $ Value
Las Vegas Valley Water District
Series 2015A
5.00%, 6/01/20	$1,500	$1,662,855
Series 2015B
5.00%, 12/01/20	4,250	4,785,627

		10,729,934

New Jersey - 4.4%
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/17	2,340	2,340,000
New Jersey Economic Development Authority
Series 2010DD-1
5.00%, 12/15/17 (Pre-refunded/ETM)	20	20,303
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2017B
5.00%, 11/01/20	1,000	1,070,630
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	4,390	4,735,186
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
Series 2012A
5.00%, 6/15/21	10,000	10,781,600
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/23	1,800	2,126,232
Series 2014A
5.00%, 1/01/28	4,785	5,686,829
Series 2014C
5.00%, 1/01/23	1,590	1,878,171
Series 2017A
5.00%, 1/01/33	7,300	8,587,428

		37,226,379

New York - 15.1%
City of New York NY
Series 2011A
5.00%, 8/01/23	4,250	4,860,172
Series 2014J
5.00%, 8/01/21	6,100	6,996,273
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/24-11/15/25	9,065	10,685,208
Series 2012F
5.00%, 11/15/26	3,635	4,272,761
Series 2013A
5.00%, 11/15/26	2,300	2,696,957
Series 2013E
5.00%, 11/15/25	8,510	10,126,389
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	3,875	4,418,624

	Principal Amount (000)	U.S. $ Value
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	$6,830	$8,042,462
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,398,850
Series 2012A
5.00%, 12/15/22 (a)	14,610	17,378,157
Series 2012B
5.00%, 3/15/20	7,900	8,709,750
Series 2014A
5.00%, 2/15/28	6,565	7,783,201
New York State Energy Research & Development Authority
(Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
1.593%, 5/01/34 (e)	3,500	3,133,956
New York State Environmental Facilities Corp.
(New York City Municipal Water Finance Authority)
Series 2011
5.00%, 6/15/25	3,000	3,429,420
New York State Thruway Authority
(New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21	17,025	19,374,620
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/19	4,360	4,754,754
Series 2013B
5.00%, 11/15/20	4,100	4,615,616
Series 2017B
5.00%, 11/15/32	3,250	3,907,378

		128,584,548

North Carolina - 1.8%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	6,700	7,567,583
State of North Carolina
(State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/26	6,710	8,139,834

		15,707,417

Ohio - 1.8%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/36	5,000	5,715,500
City of Cleveland OH Airport System Revenue
AGM Series 2016B
5.00%, 1/01/23-1/01/24	2,585	3,056,040
City of Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	707,847

	Principal Amount (000)	U.S. $ Value
County of Cuyahoga OH
(MetroHealth System (The))
Series 2017
5.00%, 2/15/37	$5,600	$6,086,472

		15,565,859

Oregon - 1.4%
Deschutes County Administrative School District No 1 Bend-La Pine
Series 2013
5.00%, 6/15/20	5,180	5,748,505
Deschutes County Hospital Facilities Authority
(St Charles Health Systems, Inc.)
Series 2016A
4.00%, 1/01/33	1,000	1,047,280
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/25 (Pre-refunded/ETM)	4,605	5,313,111

		12,108,896

Pennsylvania - 6.6%
Allegheny County Sanitary Authority
AGM Series 2011
5.00%, 6/01/19	2,250	2,409,165
City of Philadelphia PA
Series 2017
5.00%, 8/01/28	12,990	15,416,532
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/32-10/01/33	2,135	2,536,052
AGM Series 2010A
5.00%, 6/15/18	550	569,173
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 8/01/19 (Pre-refunded/ETM)	475	511,936
Moon Industrial Development Authority
(Baptist Home Society Obligated Group)
Series 2015
5.125%, 7/01/25	2,060	2,133,727
Pennsylvania Economic Development Financing Authority
(Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 1/01/19	3,085	3,263,745
Series 2012B
5.00%, 7/01/21	7,550	7,695,639
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/34-6/01/36	7,580	8,617,022
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/22	1,800	1,964,736
Series 2016F
5.00%, 9/01/34	5,000	5,541,900

	Principal Amount (000)	U.S. $ Value
State Public School Building Authority
(School District of Philadelphia (The))
Series 2012
5.00%, 4/01/23-4/01/26	$5,150	$5,663,936

		56,323,563

Puerto Rico - 0.4%
Puerto Rico Electric Power Authority
NATL Series 2002
5.00%, 7/01/19	3,400	3,531,716

South Carolina - 0.8%
Renewable Water Resources
Series 2012
5.00%, 1/01/24	2,570	2,957,273
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/34-12/01/36	2,535	2,822,270
Series 2016C
5.00%, 12/01/35	930	1,040,940

		6,820,483

Tennessee - 0.3%
Metropolitan Government of Nashville & Davidson County TN
Series 2012
5.00%, 7/01/23	1,930	2,265,646
5.00%, 7/01/23 (Pre-refunded/ETM)	455	535,549

		2,801,195

Texas - 6.8%
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/19	1,000	1,077,550
Birdville Independent School District
Series 2015B
5.00%, 2/15/22	3,825	4,446,065
Central Texas Regional Mobility Authority
Series 2015B
5.00%, 1/01/45	2,085	2,293,333
City of Corpus Christi TX Utility System Revenue
Series 2012
5.00%, 7/15/21	5,675	6,462,066
City of Garland TX
Series 2010
5.00%, 2/15/26	500	547,135
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	2,105	2,251,929
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/27 (Pre-refunded/ETM)	2,735	3,167,595

	Principal Amount (000)	U.S. $ Value
City of Lubbock TX
Series 2013
5.00%, 2/15/19	$1,740	$1,845,914
Conroe Independent School District
Series 2011
5.00%, 2/15/24-2/15/26	4,955	5,425,246
5.00%, 2/15/24 (Pre-refunded/ETM)	255	279,845
5.00%, 2/15/26 (Pre-refunded/ETM)	1,030	1,130,353
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/21	4,220	4,826,667
New Hope Cultural Education Facilities Finance Corp.
(MRC Crestview)
Series 2016
5.00%, 11/15/36	1,000	1,038,300
New Hope Cultural Education Facilities Finance Corp.
(The Langford at College Station)
Series 2016B2
3.00%, 11/15/21	800	789,520
New Hope Cultural Education Facilities Finance Corp.
(Westminster Manor)
Series 2016
5.00%, 11/01/31	1,000	1,109,390
North Texas Tollway Authority
(North Texas Tollway Authority Special Projects System)
Series 2011D
5.25%, 9/01/26	3,625	4,191,841
Rockwall Independent School District
Series 2013
5.00%, 2/15/19 (a)	3,280	3,481,195
San Antonio Independent School District/TX
Series 2011
5.00%, 8/15/26	1,710	1,927,170
Spring Branch Independent School District
Series 2014B
5.00%, 2/01/21	3,485	3,936,865
Tarrant County Cultural Education Facilities Finance Corp.
(Buckingham Senior Living Community, Inc.)
Series 2015I
5.25%, 11/15/35	900	932,949
Tarrant County Cultural Education Facilities Finance Corp.
(Buckner Senior Living, Inc.)
Series 2017B-3
3.875%, 11/15/22	1,550	1,549,566
Texas Transportation Commission State Highway Fund
Series 2016A
5.00%, 10/01/25	2,865	3,552,972
University of Texas System (The)
Series 2010A
5.00%, 8/15/22 (Pre-refunded/ETM)	1,070	1,175,663

		57,439,129

	Principal Amount (000)	U.S. $ Value
Virginia - 0.8%
Fairfax County Economic Development Authority
Series 2011
5.00%, 4/01/25 (Pre-refunded/ETM)	$2,000	$2,206,200
5.00%, 4/01/26 (Pre-refunded/ETM)	4,000	4,412,400

		6,618,600

Washington - 8.7%
Central Puget Sound Regional Transit Authority
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	9,084,771
Chelan County Public Utility District No 1
Series 2011B
5.50%, 7/01/25	3,305	3,786,340
City of Seattle WA
Series 2015A
5.00%, 6/01/19	9,770	10,488,877
City of Seattle WA Municipal Light & Power Revenue
Series 2015A
5.00%, 5/01/18	2,070	2,133,591
City of Seattle WA Water System Revenue
Series 2017
5.00%, 8/01/23	4,020	4,839,075
City of Tacoma WA Electric System Revenue
Series 2013A
5.00%, 1/01/19-1/01/20	4,000	4,317,130
Energy Northwest
(Bonneville Power Administration)
Series 2011A
5.00%, 7/01/18	680	705,554
Series 2012A
5.00%, 7/01/19	4,200	4,521,342
Port of Seattle WA
Series 2013
5.00%, 7/01/24	4,820	5,598,960
State of Washington
Series 2009-2010B
5.00%, 1/01/22	710	776,058
Series 2015R
5.00%, 7/01/26	13,325	16,157,495
Series 2017D
5.00%, 2/01/21	9,985	11,305,317

		73,714,510

Wisconsin - 2.2%
Milwaukee County Metropolitan Sewer District
Series 2017A
3.00%, 10/01/18	4,295	4,399,927
Wisconsin Department of Transportation
Series 2013-1
5.00%, 7/01/23	5,500	6,616,005
Series 20131
5.00%, 7/01/24	4,020	4,825,568

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/24 (Pre-refunded/ETM)	$2,480	$2,983,217

		18,824,717

Total Long-Term Municipal Bonds (cost $804,481,903)		836,211,895

Short-Term Municipal Notes - 1.2%
Missouri - 0.8%
St Joseph Industrial Development Authority
(Heartland Regional Medical Center/MO)
Series 2009A
0.74%, 11/15/43 (f)	7,000	7,000,000

Texas - 0.4%
Lower Neches Valley Authority Industrial Development Corp.
(Exxon Capital Ventures, Inc.)
Series 2010
0.73%, 11/01/38 (f)	3,000	3,000,000

Total Short-Term Municipal Notes (cost $10,000,000)		10,000,000

Total Municipal Obligations (cost $814,481,903)		846,211,895

Governments - Treasuries - 4.7%
United States - 4.7%
U.S. Treasury Notes
0.625%, 8/31/17 (a)	6,200	6,197,094
1.625%, 11/30/20 (a)	6,632	6,639,254
2.125%, 11/30/23 (a)	26,650	26,808,234

Total Governments - Treasuries (cost $39,295,770)		39,644,582

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.86% (g)(h) (cost $1,476,275)	1,476,275	1,476,275

U.S. $ Value
Total Investments - 104.5% (cost $855,253,948) (i)	$887,332,752
Other assets less liabilities - (4.5)%	(37,958,947)

Net Assets - 100.0%	$849,373,805

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$25,000	9/02/20	1.548%	CPI	#	$200,995
Bank of America, NA	25,000	2/02/32	2.403%	CPI	#	(942,160)
Barclays Bank PLC	37,000	8/07/17	2.124%	CPI	#	(1,352,089)
Barclays Bank PLC	5,500	6/02/19	2.580%	CPI	#	(523,955)
Barclays Bank PLC	4,000	6/15/20	2.480%	CPI	#	(361,836)
Barclays Bank PLC	35,000	7/02/20	2.256%	CPI	#	(1,972,359)
Barclays Bank PLC	1,500	8/04/20	2.308%	CPI	#	(98,531)
Barclays Bank PLC	2,000	11/10/20	2.500%	CPI	#	(167,754)
Barclays Bank PLC	1,000	5/04/21	2.845%	CPI	#	(135,279)
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI	#	(398,791)
Barclays Bank PLC	14,000	4/03/22	2.663%	CPI	#	(1,671,347)
Barclays Bank PLC	16,700	10/05/22	2.765%	CPI	#	(2,039,538)
Barclays Bank PLC	25,000	8/07/24	2.573%	CPI	#	(2,316,521)
Barclays Bank PLC	19,000	5/05/25	2.125%	CPI	#	(349,463)
Barclays Bank PLC	5,400	3/06/27	2.695%	CPI	#	(802,951)
Barclays Bank PLC	20,000	6/06/32	2.145%	CPI	#	49,906
Citibank, NA	22,000	7/02/18	2.084%	CPI	#	(920,938)
Citibank, NA	15,600	12/14/20	1.548%	CPI	#	232,591
Citibank, NA	9,000	6/29/22	2.398%	CPI	#	(818,791)
Citibank, NA	5,400	7/19/22	2.400%	CPI	#	(476,801)
Citibank, NA	4,000	8/10/22	2.550%	CPI	#	(408,037)
Citibank, NA	15,500	12/07/22	2.748%	CPI	#	(1,947,867)
Citibank, NA	47,000	5/24/23	2.533%	CPI	#	(4,603,955)
Citibank, NA	30,000	10/29/23	2.524%	CPI	#	(2,668,452)
Citibank, NA	15,800	2/08/28	2.940%	CPI	#	(2,903,880)
Deutsche Bank AG	11,000	6/20/21	2.655%	CPI	#	(1,313,119)
Deutsche Bank AG	9,800	9/07/21	2.400%	CPI	#	(862,209)
Deutsche Bank AG	25,000	9/02/25	1.880%	CPI	#	119,015
JPMorgan Chase Bank, NA	1,000	7/29/20	2.305%	CPI	#	(66,094)
JPMorgan Chase Bank, NA	19,000	8/17/22	2.523%	CPI	#	(1,857,806)
JPMorgan Chase Bank, NA	1,400	6/30/26	2.890%	CPI	#	(268,578)
JPMorgan Chase Bank, NA	3,300	7/21/26	2.935%	CPI	#	(663,236)
JPMorgan Chase Bank, NA	2,400	10/03/26	2.485%	CPI	#	(274,346)
JPMorgan Chase Bank, NA	5,400	11/14/26	2.488%	CPI	#	(620,166)
JPMorgan Chase Bank, NA	4,850	12/23/26	2.484%	CPI	#	(542,639)
JPMorgan Chase Bank, NA	13,000	3/01/27	2.279%	CPI	#	(294,698)
JPMorgan Chase Bank, NA	21,350	2/20/28	2.899%	CPI	#	(3,751,358)
JPMorgan Chase Bank, NA	12,000	3/26/28	2.880%	CPI	#	(2,056,936)
Morgan Stanley Capital Services LLC	50,000	4/16/18	2.395%	CPI	#	(3,151,764)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	$2,000	10/14/20	2.370%	CPI	#	$(138,502)
Morgan Stanley Capital Services LLC	13,000	5/23/21	2.680%	CPI	#	(1,537,386)
Morgan Stanley Capital Services LLC	10,000	4/16/23	2.690%	CPI	#	(1,162,216)
Morgan Stanley Capital Services LLC	5,000	8/15/26	2.885%	CPI	#	(947,188)

						$(46,787,029)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $3,355,597 or 0.4% of net assets.
(c)	Illiquid security.
(d)	Variable rate coupon, rate shown as of July 31, 2017.
(e)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2017 and the aggregate market value of these securities amounted to $8,791,170 or 1.04% of net assets.
(f)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,902,156 and gross unrealized depreciation of investments was $(823,352), resulting in net unrealized appreciation of $32,078,804.

As of July 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.7% and 0.1%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

July 31,2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$824,657,873		$11,554,022		$836,211,895
Short-Term Municipal Notes		– 0	–	10,000,000		– 0	–	10,000,000
Governments - Treasuries		– 0	–	39,644,582		– 0	–	39,644,582
Short-Term Investments		1,476,275		– 0	–	– 0	–	1,476,275

Total Investments in Securities		1,476,275		874,302,455		11,554,022		887,332,752
Other Financial Instruments(a):
Assets:
Inflation (CPI) Swaps		– 0	–	602,507		– 0	–	602,507
Liabilities:
Inflation (CPI) Swaps		– 0	–	(47,389,536)		– 0	–	(47,389,536)

Total(b)		$1,476,275		$827,515,426		$11,554,022		$840,545,723

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 10/31/16	$6,068,785	$6,068,785
Accrued discounts/(premiums)	(35,062)	(35,062)
Realized gain (loss)	10,312	10,312

	Long-Term Municipal Bonds		Total
Change in unrealized appreciation/depreciation	$(33,123)		$(33,123)
Purchases	6,020,406		6,020,406
Sales	(477,296)		(477,296)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/17	$11,554,022		$11,554,022

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$(19,802)		$(19,802)

As of July 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$14,945	$197,942	$211,411	$1,476	$66

AB Bond Fund, Inc.

All Market Real Return Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 58.2%
Real Estate - 23.1%
Diversified Real Estate Activities - 1.6%
Ayala Land, Inc.	2,040,960	$1,698,603
City Developments Ltd.	373,800	3,102,786
Leopalace21 Corp.	210,100	1,498,243
Mitsubishi Estate Co., Ltd.	76,200	1,385,541
Mitsui Fudosan Co., Ltd.	310,200	7,119,162
Pakuwon Jati Tbk PT	3,983,000	212,165
Shenzhen Investment Ltd.	516,000	236,861
Sumitomo Realty & Development Co., Ltd.	109,000	3,299,685
Wharf Holdings Ltd. (The)	295,000	2,507,394
Wheelock & Co., Ltd.	165,000	1,243,356

		22,303,796

Diversified REITs - 3.1%
Armada Hoffler Properties, Inc.	215,600	2,858,856
Empire State Realty Trust, Inc.-Class A	189,500	3,958,655
Fibra Uno Administracion SA de CV	451,847	841,891
GPT Group (The)	767,171	2,941,386
Gramercy Property Trust	156,552	4,731,002
Growthpoint Properties Ltd.	1,054,032	1,983,107
H&R Real Estate Investment Trust	105,640	1,787,852
Heiwa Real Estate REIT, Inc.	1,244	1,027,028
Hispania Activos Inmobiliarios SOCIMI SA	102,540	1,849,936
Hulic Reit, Inc.	854	1,345,547
ICADE	47,710	4,096,394
KLCCP Stapled Group	76,000	138,659
Liberty Property Trust	83,800	3,521,276
Mapletree Greater China Commercial Trust (a)	319,200	261,401
Merlin Properties Socimi SA	153,769	2,069,376
Mirvac Group	2,025,690	3,518,534
Redefine Properties Ltd.	840,341	686,747
SA Corporate Real Estate Ltd.	1,499,301	637,093
Washington Real Estate Investment Trust	111,050	3,712,402

		41,967,142

Health Care REITs - 1.2%
Healthcare Realty Trust, Inc.	93,280	3,106,224
Medical Properties Trust, Inc.	239,570	3,109,619
Sabra Health Care REIT, Inc. (b)	97,580	2,263,856
Welltower, Inc.	100,850	7,401,381

		15,881,080

Hotel & Resort REITs - 0.7%
MGM Growth Properties LLC-Class A	103,720	3,104,340
Park Hotels & Resorts, Inc.	100,070	2,694,885
RLJ Lodging Trust	91,170	1,929,157
Summit Hotel Properties, Inc.	106,379	1,907,375

		9,635,757

Industrial REITs - 1.8%
Goodman Group	229,392	1,461,855
LaSalle Logiport REIT	1,558	1,566,804
Macquarie Mexico Real Estate Management SA de CV (c)	135,401	166,870
Mapletree Logistics Trust	2,419,500	2,141,554

Company	Shares	U.S. $ Value
Monmouth Real Estate Investment Corp.-Class A	143,220	$2,207,020
PLA Administradora Industrial S de RL de CV (c)	1,486,000	2,590,118
Prologis, Inc.	20,870	1,269,105
Pure Industrial Real Estate Trust	278,360	1,422,220
Rexford Industrial Realty, Inc.	143,120	4,081,782
Segro PLC	390,932	2,720,767
STAG Industrial, Inc.	152,830	4,170,731

		23,798,826

Office REITs - 2.9%
Alexandria Real Estate Equities, Inc.	36,202	4,389,493
Allied Properties Real Estate Investment Trust	67,194	2,056,107
Axiare Patrimonio SOCIMI SA	99,700	1,861,843
Beni Stabili SpA SIIQ	2,102,800	1,680,274
Boston Properties, Inc.	44,242	5,349,300
Brandywine Realty Trust	123,410	2,074,522
Columbia Property Trust, Inc.	170,710	3,712,943
Corporate Office Properties Trust	64,900	2,160,521
Daiwa Office Investment Corp.	324	1,595,757
Derwent London PLC	83,550	3,139,189
Hudson Pacific Properties, Inc.	123,910	4,054,335
Investa Office Fund	513,250	1,864,782
Japan Real Estate Investment Corp.	327	1,717,384
MCUBS MidCity Investment Corp.	484	1,470,724
Workspace Group PLC	229,180	2,766,779

		39,893,953

Real Estate Development - 2.2%
AP Thailand PCL	177,400	41,049
AP Thailand PCL	575,900	133,323
Bumi Serpong Damai Tbk PT	1,266,100	170,059
Cheung Kong Property Holdings Ltd.	990,500	8,009,997
China Evergrande Group (c)	586,000	1,629,775
China Jinmao Holdings Group Ltd.	824,000	382,484
China Overseas Land & Investment Ltd.	2,124,790	7,198,339
China Resources Land Ltd.	986,874	3,166,787
China Vanke Co., Ltd.-Class H	232,300	684,456
CIFI Holdings Group Co., Ltd.	2,050,000	1,166,502
Ciputra Development Tbk PT	1,789,887	139,037
Country Garden Holdings Co., Ltd.	1,275,000	1,780,090
Guangzhou R&F Properties Co., Ltd.-Class H	159,600	284,951
IOI Properties Group Bhd	301,000	147,635
Longfor Properties Co., Ltd.	239,650	601,425
Mah Sing Group Bhd	262,850	97,021
Quality Houses PCL	1,104,400	80,961
Quality Houses PCL	379,566	27,832
Shimao Property Holdings Ltd.	206,500	411,356
Sino-Ocean Group Holding Ltd.	494,930	276,563
Summarecon Agung Tbk PT	1,752,800	128,870
Sunac China Holdings Ltd. (b)	302,000	803,382
Supalai PCL	171,200	122,446
TAG Immobilien AG	108,090	1,773,636
UEM Sunrise Bhd (c)	266,100	71,442

		29,329,418

Real Estate Operating Companies - 2.1%
Ascendas India Trust	116,900	99,203
BR Malls Participacoes SA	96,615	408,972

Company	Shares	U.S. $ Value
BUWOG AG (c)	68,797	$2,022,610
CA Immobilien Anlagen AG	101,109	2,609,305
Central Pattana PCL	432,251	902,783
Deutsche Wohnen AG	71,590	2,837,001
Entra ASA (a)	185,178	2,461,080
Fabege AB	142,620	2,816,937
Hongkong Land Holdings Ltd.	415,300	3,120,766
Iguatemi Empresa de Shopping Centers SA	80,600	948,585
Inmobiliaria Colonial SA	301,667	2,813,784
Multiplan Empreendimentos Imobiliarios SA	13,580	313,028
Parque Arauco SA	353,110	928,219
SM Prime Holdings, Inc.	1,699,300	1,175,832
Vonovia SE	119,203	4,830,683

		28,288,788

Residential REITs - 2.8%
American Homes 4 Rent-Class A	128,350	2,953,334
AvalonBay Communities, Inc.	11,141	2,142,971
Camden Property Trust	45,130	4,048,161
Education Realty Trust, Inc.	57,174	2,146,884
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (c)	333,875	302,002
Essex Property Trust, Inc.	24,360	6,375,012
Independence Realty Trust, Inc.	242,046	2,447,085
Japan Rental Housing Investments, Inc.	2,497	1,859,528
Killam Apartment Real Estate Investment Trust	163,160	1,604,445
Mid-America Apartment Communities, Inc.	67,750	7,014,158
Sun Communities, Inc.	48,447	4,312,267
UNITE Group PLC (The)	300,985	2,665,276

		37,871,123

Retail REITs - 3.6%
Brixmor Property Group, Inc.	184,150	3,607,498
Eurocommercial Properties NV	49,900	2,019,364
Frontier Real Estate Investment Corp.	416	1,779,165
Fukuoka REIT Corp.	1,196	1,844,256
GGP, Inc.	239,200	5,408,312
Hyprop Investments Ltd.	98,915	887,167
IGB Real Estate Investment Trust	273,500	109,873
Kenedix Retail REIT Corp.	724	1,588,567
Klepierre	70,466	2,867,792
Link REIT	776,901	6,307,379
Lippo Malls Indonesia Retail Trust	329,100	111,712
National Retail Properties, Inc. (b)	66,630	2,663,867
Realty Income Corp.	95,680	5,459,501
Resilient REIT Ltd. (b)	44,634	443,258
Retail Opportunity Investments Corp.	131,200	2,660,736
Scentre Group	446,210	1,475,494
Simon Property Group, Inc.	35,222	5,582,687
Urban Edge Properties	142,780	3,588,061

		48,404,689

Specialized REITs - 1.1%
Digital Realty Trust, Inc.	50,620	5,838,511
Equinix, Inc.	6,710	3,024,398
National Storage Affiliates Trust	151,160	3,470,633

Company	Shares	U.S. $ Value
Public Storage	11,880	$2,442,172

		14,775,714

		312,150,286

Energy - 16.1%
Integrated Oil & Gas - 9.3%
BP PLC	2,590,448	15,215,649
Chevron Corp.	92,090	10,055,307
Eni SpA	635,030	10,054,519
Exxon Mobil Corp.	255,344	20,437,734
Galp Energia SGPS SA	173,830	2,784,846
LUKOIL PJSC (Sponsored ADR)	101,290	4,773,743
PetroChina Co., Ltd.-Class H	7,880,000	5,069,671
Petroleo Brasileiro SA (Preference Shares) (c)	641,800	2,735,268
Petroleo Brasileiro SA (Sponsored ADR) (c)	12,440	105,740
Repsol SA	258,110	4,322,799
Royal Dutch Shell PLC-Class A	199,574	5,645,926
Royal Dutch Shell PLC-Class B	1,234,586	35,170,524
TOTAL SA	110,356	5,612,008
YPF SA (Sponsored ADR)	211,700	4,276,340

		126,260,074

Oil & Gas Drilling - 0.2%
Helmerich & Payne, Inc. (b)	50,290	2,545,680

Oil & Gas Equipment & Services - 0.6%
Aker Solutions ASA (a)(c)	335,670	1,678,824
Halliburton Co.	59,710	2,534,092
Petrofac Ltd.	160,371	947,595
Petroleum Geo-Services ASA (b)(c)	640,915	1,405,663
RPC, Inc. (b)	62,150	1,287,127
TMK PJSC (GDR) (a)	145,743	762,236

		8,615,537

Oil & Gas Exploration & Production - 5.1%
Aker BP ASA	151,141	2,855,042
Anadarko Petroleum Corp.	137,788	6,292,778
Canadian Natural Resources Ltd. (Toronto)	205,837	6,295,219
CNOOC Ltd.	3,025,000	3,385,775
Concho Resources, Inc. (c)	27,120	3,532,651
Continental Resources, Inc./OK (c)	109,723	3,668,040
Devon Energy Corp.	167,670	5,585,088
EOG Resources, Inc.	142,183	13,527,291
Gran Tierra Energy, Inc. (c)	566,550	1,331,455
Hess Corp.	188,832	8,410,577
Inpex Corp.	207,500	2,019,293
Occidental Petroleum Corp.	126,230	7,817,424
SM Energy Co.	207,102	3,601,504

		68,322,137

Oil & Gas Refining & Marketing - 0.9%
Cosan SA Industria e Comercio	132,000	1,528,116
HollyFrontier Corp.	98,940	2,853,430
JXTG Holdings, Inc.	951,900	4,231,218

Company	Shares	U.S. $ Value
Tupras Turkiye Petrol Rafinerileri AS	90,210	$2,780,074

		11,392,838

		217,136,266

Materials - 6.5%
Aluminum - 0.2%
Alcoa Corp.	78,930	2,873,052

Commodity Chemicals - 0.1%
FUCHS PETROLUB SE	18,000	946,845

Construction Materials - 0.6%
Anhui Conch Cement Co., Ltd.-Class H	691,000	2,552,764
CRH PLC	69,815	2,450,566
Fletcher Building Ltd.	262,470	1,575,592
Grupo Cementos de Chihuahua SAB de CV	407,947	2,130,422

		8,709,344

Copper - 0.5%
Antofagasta PLC	247,240	3,087,540
First Quantum Minerals Ltd.	235,430	2,602,146
Lundin Mining Corp.	202,160	1,454,482

		7,144,168

Diversified Chemicals - 0.1%
Huntsman Corp.	35,075	933,697

Diversified Metals & Mining - 1.9%
Boliden AB	159,370	5,003,267
Glencore PLC (c)	2,286,006	10,084,474
MMC Norilsk Nickel PJSC (ADR) (London)	290,430	4,361,492
Orocobre Ltd. (b)(c)	251,940	644,317
Rio Tinto PLC	73,890	3,463,003
Syrah Resources Ltd. (b)(c)	517,010	1,191,648
Vedanta Resources PLC	133,870	1,359,674

		26,107,875

Fertilizers & Agricultural Chemicals - 0.9%
Agrium, Inc. (Toronto)	7,163	716,788
Monsanto Co.	48,295	5,641,822
Mosaic Co. (The)	18,154	438,238
Potash Corp. of Saskatchewan, Inc.	45,786	818,952
Syngenta AG (REG)	5,051	2,325,345
UPL Ltd.	203,570	2,775,085

		12,716,230

Forest Products - 0.0%
West Fraser Timber Co., Ltd.	3,582	190,341

Gold - 0.9%
Agnico Eagle Mines Ltd.	93,074	4,345,569
Barrick Gold Corp.	261,870	4,428,222
Detour Gold Corp. (c)	109,720	1,379,915
Polyus PJSC (a)	39,920	1,297,156
Polyus PJSC (GDR) (a)	5,500	179,300

Company	Shares	U.S. $ Value
Real Gold Mining Ltd. (c)(d)(e)	811,000	$0

		11,630,162

Metal & Glass Containers - 0.1%
CCL Industries, Inc.-Class B	26,484	1,269,660
Toyo Seikan Group Holdings Ltd.	9,600	157,366

		1,427,026

Paper Packaging - 0.1%
Smurfit Kappa Group PLC	42,178	1,254,250

Paper Products - 0.2%
Mondi PLC	20,054	528,211
Oji Holdings Corp.	44,000	225,652
Stora Enso Oyj-Class R	30,089	402,285
UPM-Kymmene Oyj	29,133	793,090

		1,949,238

Precious Metals & Minerals - 0.1%
Industrias Penoles SAB de CV	63,590	1,560,951

Specialty Chemicals - 0.4%
Ecolab, Inc.	9,010	1,186,347
Johnson Matthey PLC	56,539	2,095,471
JSR Corp.	33,900	597,386
Sika AG	120	826,951

		4,706,155

Steel - 0.4%
APERAM SA	30,550	1,484,827
Fortescue Metals Group Ltd.	304,540	1,399,730
POSCO	9,850	2,943,326

		5,827,883

		87,977,217

Pharmaceuticals & Biotechnology - 1.3%
Biotechnology - 0.4%
Actelion Ltd. (REG) (c)	7,063	1,968,485
Alexion Pharmaceuticals, Inc. (c)	1,254	172,225
Amgen, Inc.	18,928	3,303,125

		5,443,835

Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.	2,680	160,237

Pharmaceuticals - 0.9%
Astellas Pharma, Inc.	143,700	1,830,095
Hisamitsu Pharmaceutical Co., Inc.	10,800	506,306
Ipsen SA	1,252	160,249
Johnson & Johnson	32,064	4,255,534
Mitsubishi Tanabe Pharma Corp.	44,200	1,052,211
Novo Nordisk A/S-Class B	72,215	3,071,262
Roche Holding AG	4,910	1,243,061

Company	Shares	U.S. $ Value
Zoetis, Inc.	4,242	$265,210

		12,383,928

		17,988,000

Capital Goods - 1.2%
Aerospace & Defense - 0.2%
United Technologies Corp.	25,961	3,078,196

Agricultural & Farm Machinery - 0.2%
Deere & Co.	17,229	2,210,136

Electrical Components & Equipment - 0.3%
Acuity Brands, Inc.	1,753	355,246
Emerson Electric Co.	8,003	477,059
Legrand SA	39,515	2,729,601
OSRAM Licht AG	2,005	167,085

		3,728,991

Industrial Conglomerates - 0.3%
3M Co.	5,757	1,158,136
Jardine Matheson Holdings Ltd.	2,500	159,472
Jardine Strategic Holdings Ltd.	43,600	1,777,868
Siemens AG (REG)	3,253	441,437
Smiths Group PLC	7,851	159,021

		3,695,934

Industrial Machinery - 0.1%
Atlas Copco AB-Class A	15,481	559,913
Atlas Copco AB-Class B	13,764	445,759
Haitian International Holdings Ltd.	223,000	638,837
Sandvik AB	9,919	156,309

		1,800,818

Trading Companies & Distributors - 0.1%
Mitsui & Co., Ltd.	92,100	1,339,206
Wolseley PLC	11,450	683,655

		2,022,861

		16,536,936

Software & Services - 1.2%
Application Software - 0.3%
ANSYS, Inc. (c)	1,345	174,245
Dassault Systemes SE	5,106	500,886
Intuit, Inc.	21,886	3,002,978

		3,678,109

Data Processing & Outsourced Services - 0.1%
Computershare Ltd.	14,412	162,157
Wirecard AG	7,456	570,597

		732,754

Internet Software & Services - 0.2%
Alphabet, Inc.-Class C (c)	2,458	2,287,169
United Internet AG	14,841	903,520

		3,190,689

Company	Shares	U.S. $ Value
IT Consulting & Other Services - 0.3%
Capgemini SE	4,430	$482,292
Fujitsu Ltd.	309,000	2,301,039
Gartner, Inc. (c)	1,297	166,431
Otsuka Corp.	16,000	1,048,112

		3,997,874

Systems Software - 0.3%
Check Point Software Technologies Ltd. (c)	9,894	1,046,588
Red Hat, Inc. (c)	10,668	1,054,745
Symantec Corp.	31,604	979,408
Trend Micro, Inc./Japan	23,900	1,195,293

		4,276,034

		15,875,460

Food Beverage & Tobacco - 1.1%
Agricultural Products - 0.4%
Archer-Daniels-Midland Co.	96,054	4,051,558
Bunge Ltd.	7,615	596,940
Ingredion, Inc.	3,942	486,127

		5,134,625

Packaged Foods & Meats - 0.3%
Danone SA	2,181	162,746
Mondelez International, Inc.-Class A	40,687	1,791,042
Nestle SA (REG)	15,103	1,274,837
Tyson Foods, Inc.-Class A	24,760	1,568,794

		4,797,419

Soft Drinks - 0.3%
PepsiCo, Inc.	30,681	3,577,711

Tobacco - 0.1%
Altria Group, Inc.	15,525	1,008,659

		14,518,414

Diversified Financials - 0.9%
Asset Management & Custody Banks - 0.4%
China Cinda Asset Management Co., Ltd.-Class H	3,864,000	1,605,518
Intermediate Capital Group PLC	113,931	1,362,274
Northern Trust Corp.	13,752	1,203,438
State Street Corp.	14,621	1,363,116

		5,534,346

Consumer Finance - 0.0%
Hitachi Capital Corp.	19,300	459,139

Diversified Capital Markets - 0.2%
Investec PLC	106,676	809,990
Macquarie Group Ltd.	16,651	1,143,148

		1,953,138

Financial Exchanges & Data - 0.2%
CME Group, Inc.-Class A	21,418	2,626,275

Company	Shares	U.S. $ Value
FactSet Research Systems, Inc.	1,009	$168,725

		2,795,000

Investment Banking & Brokerage - 0.1%
Charles Schwab Corp. (The)	39,122	1,678,334

		12,419,957

Retailing - 0.9%
Apparel Retail - 0.3%
Burlington Stores, Inc. (c)	6,276	546,200
Ross Stores, Inc.	52,092	2,881,729
Shimamura Co., Ltd.	3,800	472,504
TJX Cos., Inc. (The)	6,437	452,586

		4,353,019

Automotive Retail - 0.1%
AutoZone, Inc. (c)	804	434,015
O’Reilly Automotive, Inc. (c)	2,097	428,417

		862,432

Distributors - 0.0%
Genuine Parts Co.	5,296	449,789

General Merchandise Stores - 0.1%
Dollarama, Inc.	13,281	1,298,220

Internet & Direct Marketing Retail - 0.3%
Expedia, Inc.	8,575	1,341,730
Liberty Interactive Corp. QVC Group-Class A (c)	112,269	2,687,720

		4,029,450

Specialty Stores - 0.1%
JD Sports Fashion PLC	35,850	169,459
Staples, Inc.	61,301	622,205
Tractor Supply Co.	3,167	177,732

		969,396

		11,962,306

Banks - 0.8%
Diversified Banks - 0.5%
Credicorp Ltd.	3,374	624,662
JPMorgan Chase & Co.	47,043	4,318,547
Komercni banka as	17,001	733,256
Svenska Handelsbanken AB-Class A	65,180	970,146
Toronto-Dominion Bank (The)	7,763	400,183

		7,046,794

Regional Banks - 0.1%
Cullen/Frost Bankers, Inc.	6,205	563,290
SVB Financial Group (c)	7,577	1,352,040

		1,915,330

Thrifts & Mortgage Finance - 0.2%
Aareal Bank AG	53,150	2,216,807

		11,178,931

Company	Shares	U.S. $ Value
Transportation - 0.7%
Airlines - 0.0%
International Consolidated Airlines Group SA	19,574	$149,380

Airport Services - 0.1%
Sydney Airport	275,960	1,487,485

Highways & Railtracks - 0.2%
Transurban Group	273,000	2,493,177

Railroads - 0.4%
Canadian National Railway Co. (Toronto)	12,210	964,852
CSX Corp.	37,576	1,854,000
East Japan Railway Co.	19,600	1,838,133
Norfolk Southern Corp.	10,382	1,168,806

		9,955,833

Semiconductors & Semiconductor Equipment - 0.6%
Semiconductor Equipment - 0.4%
Advantest Corp.	52,000	951,627
Applied Materials, Inc.	21,663	959,887
ASML Holding NV	1,197	180,509
KLA-Tencor Corp.	13,013	1,205,394
Lam Research Corp.	13,423	2,140,432

		5,437,849

Semiconductors - 0.2%
Maxim Integrated Products, Inc.	10,092	458,580
STMicroelectronics NV	102,528	1,738,609

		2,197,189

		7,635,038

Health Care Equipment & Services - 0.6%
Health Care Equipment - 0.6%
Cochlear Ltd.	20,852	2,382,002
Stryker Corp.	16,654	2,449,803
Varian Medical Systems, Inc. (c)	26,353	2,559,403

		7,391,208

Health Care Facilities - 0.0%
VCA, Inc. (c)	1,744	161,460

		7,552,668

Household & Personal Products - 0.6%
Household Products - 0.6%
Colgate-Palmolive Co.	42,005	3,032,761
Henkel AG & Co. KGaA	4,155	522,737
Procter & Gamble Co. (The)	43,774	3,975,555

		7,531,053

Consumer Services - 0.4%
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	98,778	1,601,827

Company	Shares	U.S. $ Value
Hotels, Resorts & Cruise Lines - 0.0%
Wyndham Worldwide Corp.	6,422	$670,264

Restaurants - 0.3%
McDonald’s Corp.	21,667	3,361,418
Sodexo SA	4,241	500,988

		3,862,406

		6,134,497

Technology Hardware & Equipment - 0.4%
Communications Equipment - 0.3%
Cisco Systems, Inc.	111,147	3,495,573

Technology Distributors - 0.1%
Avnet, Inc.	32,913	1,263,201
CDW Corp./DE	12,088	766,742

		2,029,943

		5,525,516

Insurance - 0.3%
Life & Health Insurance - 0.2%
CNP Assurances	75,420	1,820,765
Principal Financial Group, Inc.	24,697	1,648,525

		3,469,290

Multi-line Insurance - 0.0%
Topdanmark A/S (c)	4,955	169,306

Property & Casualty Insurance - 0.1%
CNA Financial Corp.	17,003	883,306
Suncorp Group Ltd.	14,409	164,690

		1,047,996

		4,686,592

Food & Staples Retailing - 0.3%
Food Distributors - 0.0%
Sysco Corp.	8,397	441,850

Hypermarkets & Super Centers - 0.3%
Carrefour SA	6,669	160,191
Costco Wholesale Corp.	10,575	1,676,243
Wal-Mart Stores, Inc.	29,679	2,374,023

		4,210,457

		4,652,307

Automobiles & Components - 0.3%
Auto Parts & Equipment - 0.2%
Aisin Seiki Co., Ltd.	9,200	478,298
Magna International, Inc. (Toronto)-Class A	33,397	1,592,770

		2,071,068

Automobile Manufacturers - 0.1%
Suzuki Motor Corp.	37,000	1,753,849

		3,824,917

Company	Shares	U.S. $ Value
Consumer Durables & Apparel - 0.3%
Apparel, Accessories & Luxury Goods - 0.1%
adidas AG	2,249	$513,658
LVMH Moet Hennessy Louis Vuitton SE	1,776	446,111

		959,769

Consumer Electronics - 0.0%
Panasonic Corp.	38,100	524,762

Home Furnishings - 0.0%
Mohawk Industries, Inc. (c)	659	164,085

Homebuilding - 0.1%
Construtora Tenda SA (c)	152,600	768,297
Corp. GEO SAB de CV Series B (c)	1,321	142
Cyrela Brazil Realty SA Empreendimentos e Participacoes	47,500	186,445
Desarrolladora Homex SAB de CV (c)	1,590	95
MRV Engenharia e Participacoes SA	48,050	220,808
Urbi Desarrollos Urbanos SAB de CV (c)	172	78

		1,175,865

Leisure Products - 0.1%
BRP, Inc./CA	26,448	847,482

		3,671,963

Utilities - 0.2%
Electric Utilities - 0.0%
Xcel Energy, Inc.	14,057	665,037

Gas Utilities - 0.2%
China Gas Holdings Ltd.	192,000	464,587
Rubis SCA	25,976	1,653,426

		2,118,013

Multi-Utilities - 0.0%
Consolidated Edison, Inc.	5,986	496,000

		3,279,050

Media - 0.2%
Broadcasting - 0.0%
Nippon Television Holdings, Inc.	10,000	170,969

Cable & Satellite - 0.1%
Eutelsat Communications SA	28,088	760,180

Movies & Entertainment - 0.1%
Regal Entertainment Group-Class A	75,970	1,444,949

		2,376,098

Commercial & Professional Services - 0.1%
Diversified Support Services - 0.0%
Cintas Corp.	1,510	203,623

Research & Consulting Services - 0.0%
Dun & Bradstreet Corp. (The)	1,517	168,023

Company	Shares		U.S. $ Value
Security & Alarm Services - 0.1%
Prosegur Cia de Seguridad SA		166,886	$1,140,645

			1,512,291

Telecommunication Services - 0.1%
Integrated Telecommunication Services - 0.1%
AT&T, Inc.		20,296	791,544

Total Common Stocks (cost $750,310,118)			786,873,140

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 24.9%
Japan - 9.3%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	13,425,505	126,073,949

United States - 15.6%
U.S. Treasury Inflation Index
0.125%, 4/15/18-4/15/19 (TIPS)		$56,377	56,282,564
1.125%, 1/15/21 (TIPS) (f)		48,821	50,766,592
1.375%, 7/15/18 (TIPS)		20,941	21,261,923
1.625%, 1/15/18 (TIPS)		41,817	42,012,756
1.875%, 7/15/19 (TIPS)		15,228	15,860,791
2.125%, 1/15/19 (TIPS)		24,020	24,770,215

			210,954,841

Total Inflation-Linked Securities (cost $342,914,771)			337,028,790

	Shares
INVESTMENT COMPANIES - 12.7%
Funds and Investment Trusts - 12.7%
BB Progressivo II FII		18,657	810,753
iShares Global Financials ETF (b)		209,064	13,672,786
iShares MSCI Europe Financials ETF		1,185,066	27,517,233
iShares MSCI Global Gold Miners ETF		39,330	730,358
iShares MSCI Global Metals & Mining Producers ETF (b)		1,427,810	43,476,814
SPDR S&P Dividend ETF (b)		197,269	17,734,483
SPDR S&P Oil & Gas Exploration & Production ETF (b)		205,470	6,681,884
VanEck Vectors Oil Services ET		226,241	5,617,564
Vanguard Dividend Appreciation ETF (b)		186,492	17,409,028
Vanguard Global ex-U.S. Real Estate ETF		451,418	26,430,524
Vanguard REIT ETF		139,458	11,750,731

Total Investment Companies (cost $163,054,266)			171,832,158

Company	Shares	U.S. $ Value
WARRANTS - 0.0%
Real Estate - 0.0%
Diversified Real Estate Activities - 0.0%
Eastern & Oriental Bhd, expiring 7/21/19 (c) (cost $0)	12,100	$537

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (g)(h) (cost $24,068,027)	24,068,027	24,068,027

Total Investments Before Security Lending Collateral for Securities Loaned - 97.6% (cost $1,280,347,182)		1,319,802,652

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (g)(h) (cost $40,156,494)	40,156,494	40,156,494

Total Investments - 100.6% (cost $1,320,503,676) (i)		1,359,959,146
Other assets less liabilities - (0.6)% (j)		(7,443,734)

Net Assets - 100.0%		$1,352,515,412

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	374	October 2017	$19,868,119	$19,829,480	$(38,639)
Cattle Feeder Futures	33	January 2018	2,277,854	2,354,550	76,696
Copper Futures	111	September 2017	7,383,636	8,023,913	640,277
Gasoline RBOB Futures	110	August 2017	7,080,006	7,745,892	665,886
Gold 100 OZ Futures	132	December 2017	16,642,001	16,808,880	166,879
LME Lead Futures	124	August 2017	6,503,850	7,178,050	674,200
LME Nickel Futures	86	September 2017	4,721,628	5,259,330	537,702
LME Primary Aluminum Futures	220	September 2017	10,522,723	10,496,750	(25,973)
Natural Gas Futures	903	September 2017	30,049,833	25,591,020	(4,458,813)
Palladium Futures	42	September 2017	3,628,052	3,718,680	90,628
Platinum Futures	142	October 2017	6,593,583	6,678,970	85,387
WTI Crude Futures	393	November 2017	19,795,169	19,830,780	35,611
Sold Contracts
10 Yr Mini Japan Government Bond Futures	149	September 2017	20,326,962	20,291,950	35,012
Lean Hogs Futures	103	August 2017	3,378,354	3,308,360	69,994
LME Lead Futures	124	August 2017	6,883,222	7,178,050	(294,828)

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
LME Lead Futures	40	October 2017	$2,227,175	$2,331,500	$(104,325)
LME Nickel Futures	86	September 2017	5,034,900	5,259,330	(224,430)
LME Primary Aluminum Futures	100	September 2017	4,676,610	4,771,250	(94,640)
Soybean Meal Futures	139	December 2017	4,505,249	4,523,060	(17,811)
U.S. T-Note 5 Yr (CBT) Futures	213	September 2017	25,147,457	25,165,617	(18,160)
Wheat (CBT) Futures	101	September 2017	2,307,162	2,396,225	(89,063)

					$(2,288,410)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	43,652	USD	13,744	9/05/17	$(163,551)
Bank of America, NA	CAD	55,112	USD	40,911	9/15/17	(3,322,062)
Bank of America, NA	CNY	121,401	USD	17,848	9/15/17	(167,261)
Bank of America, NA	INR	990,908	USD	15,367	9/15/17	(16,347)
Bank of America, NA	RUB	430,652	USD	7,309	9/15/17	171,978
Bank of America, NA	USD	58,025	INR	3,768,130	9/15/17	474,864
Bank of America, NA	USD	1,671	PEN	5,476	9/15/17	12,100
Bank of America, NA	USD	70,148	PHP	3,552,998	9/15/17	82,168
Bank of America, NA	USD	27,745	RUB	1,664,627	9/15/17	(155,840)
Barclays Bank PLC	CAD	5,191	USD	3,852	9/15/17	(314,227)
Barclays Bank PLC	CNY	50,742	USD	7,426	9/15/17	(103,727)
Barclays Bank PLC	GBP	2,159	USD	2,825	9/15/17	(27,332)
Barclays Bank PLC	IDR	299,804,017	USD	22,402	9/15/17	(15,634)
Barclays Bank PLC	TWD	1,596,606	USD	53,107	9/15/17	160,913
Barclays Bank PLC	USD	12,799	AUD	16,958	9/15/17	760,464
Barclays Bank PLC	USD	10,893	CNY	74,389	9/15/17	145,588
Barclays Bank PLC	USD	37,683	IDR	506,643,545	9/15/17	200,995
Barclays Bank PLC	USD	5,027	TWD	151,257	9/15/17	(11,538)
BNP Paribas SA	CAD	47,622	USD	35,267	9/15/17	(2,954,142)
BNP Paribas SA	EUR	4,545	USD	4,970	9/15/17	(422,430)
BNP Paribas SA	GBP	14,200	USD	18,451	9/15/17	(312,196)
BNP Paribas SA	JPY	274,131	USD	2,427	9/15/17	(64,670)
BNP Paribas SA	SEK	51,289	USD	6,271	9/15/17	(96,719)
BNP Paribas SA	TRY	77,528	USD	21,535	9/15/17	(191,266)
BNP Paribas SA	USD	22,973	AUD	29,788	9/15/17	844,621
BNP Paribas SA	USD	56,138	CAD	71,563	9/15/17	1,298,369
BNP Paribas SA	USD	71,206	EUR	62,912	9/15/17	3,442,345
BNP Paribas SA	USD	33,583	NZD	44,688	9/15/17	(49,591)
Citibank, NA	CHF	4,918	USD	5,105	9/15/17	5,004
Citibank, NA	CLP	3,102,187	USD	4,669	9/15/17	(100,433)
Citibank, NA	COP	2,069,554	USD	675	9/15/17	(14,587)
Citibank, NA	EUR	9,650	USD	10,860	9/15/17	(590,308)
Citibank, NA	GBP	7,186	USD	9,315	9/15/17	(179,766)
Citibank, NA	HUF	3,548,594	USD	12,951	9/15/17	(891,813)
Citibank, NA	INR	1,402,260	USD	21,543	9/15/17	(226,476)
Citibank, NA	JPY	13,436,424	USD	123,293	9/15/17	1,178,347
Citibank, NA	KRW	3,908,069	USD	3,511	9/15/17	20,759
Citibank, NA	KRW	41,833,462	USD	37,143	9/15/17	(217,185)
Citibank, NA	NOK	138,088	USD	17,223	9/15/17	(355,648)
Citibank, NA	PEN	33,554	USD	10,179	9/15/17	(133,155)
Citibank, NA	RUB	1,556,477	USD	25,847	9/15/17	49,945
Citibank, NA	SEK	12,553	USD	1,448	9/15/17	(110,694)
Citibank, NA	USD	12,736	COP	38,476,765	9/15/17	84,257
Citibank, NA	USD	8,366	CZK	185,674	9/15/17	88,174
Citibank, NA	USD	31,082	JPY	3,387,255	9/15/17	(297,055)
Citibank, NA	USD	3,150	KRW	3,587,127	9/15/17	53,343

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	6,567	NOK	55,151	9/15/17	$453,350
Citibank, NA	USD	29,009	PHP	1,447,088	9/15/17	(404,814)
Citibank, NA	USD	9,289	PLN	34,554	9/15/17	320,323
Citibank, NA	USD	8,888	SEK	77,060	9/15/17	679,527
Citibank, NA	ZAR	418,303	USD	32,008	9/15/17	494,748
Credit Suisse International	AUD	58,474	USD	43,169	9/15/17	(3,585,035)
Credit Suisse International	CLP	13,787,648	USD	20,588	9/15/17	(609,989)
Credit Suisse International	COP	36,407,212	USD	12,321	9/15/17	189,443
Credit Suisse International	CZK	214,051	USD	9,359	9/15/17	(386,576)
Credit Suisse International	USD	198	COP	584,763	9/15/17	(3,043)
Credit Suisse International	USD	14,089	GBP	10,927	9/15/17	349,352
Credit Suisse International	USD	7,587	NOK	63,956	9/15/17	554,954
Deutsche Bank AG	USD	18,488	BRL	62,650	9/05/17	1,472,574
Deutsche Bank AG	CHF	36,395	USD	37,984	9/15/17	241,934
Deutsche Bank AG	CLP	920,236	USD	1,421	9/15/17	6,358
Deutsche Bank AG	GBP	16,420	USD	21,288	9/15/17	(408,595)
Deutsche Bank AG	NOK	598,443	USD	72,444	9/15/17	(3,738,651)
Deutsche Bank AG	PLN	22,600	USD	6,212	9/15/17	(73,405)
Deutsche Bank AG	USD	11,815	CHF	11,365	9/15/17	(30,082)
Deutsche Bank AG	USD	43,353	GBP	32,931	9/15/17	160,436
Deutsche Bank AG	USD	576	HUF	155,731	9/15/17	31,241
Deutsche Bank AG	USD	3,009	TRY	10,777	9/15/17	10,827
Goldman Sachs Bank USA	USD	3,603	ZAR	47,265	9/15/17	(42,347)
JPMorgan Chase Bank, NA	ARS	64,871	USD	3,882	8/23/17	251,222
JPMorgan Chase Bank, NA	USD	10,073	BRL	33,585	9/05/17	626,804
JPMorgan Chase Bank, NA	CAD	19,809	USD	14,949	9/15/17	(949,228)
JPMorgan Chase Bank, NA	EUR	64,185	USD	72,365	9/15/17	(3,794,413)
JPMorgan Chase Bank, NA	TWD	272,631	USD	8,950	9/15/17	(91,299)
JPMorgan Chase Bank, NA	USD	73,672	CAD	98,611	9/15/17	5,473,585
JPMorgan Chase Bank, NA	USD	10,394	CNY	71,072	9/15/17	152,132
JPMorgan Chase Bank, NA	USD	17,843	NOK	149,847	9/15/17	1,232,891
Morgan Stanley & Co., Inc.	AUD	24,136	USD	19,305	9/15/17	6,138
Morgan Stanley & Co., Inc.	CAD	34,880	USD	27,969	9/15/17	(25,747)
Morgan Stanley & Co., Inc.	CHF	16,645	USD	17,429	9/15/17	168,557
Morgan Stanley & Co., Inc.	CZK	944,048	USD	40,528	9/15/17	(2,456,156)
Morgan Stanley & Co., Inc.	EUR	49,228	USD	57,643	9/15/17	(769,166)
Morgan Stanley & Co., Inc.	GBP	4,943	USD	6,452	9/15/17	(79,706)
Morgan Stanley & Co., Inc.	MXN	139,863	USD	7,671	9/15/17	(129,918)
Morgan Stanley & Co., Inc.	SEK	368,520	USD	43,820	9/15/17	(1,935,521)
Morgan Stanley & Co., Inc.	TRY	5,127	USD	1,409	9/15/17	(27,325)
Morgan Stanley & Co., Inc.	USD	8,407	CAD	10,939	9/15/17	372,527
Morgan Stanley & Co., Inc.	USD	11,383	EUR	9,951	9/15/17	424,601
Morgan Stanley & Co., Inc.	USD	21,062	JPY	2,338,821	9/15/17	194,036
Morgan Stanley & Co., Inc.	USD	37,119	NOK	304,024	9/15/17	1,583,658
Morgan Stanley & Co., Inc.	USD	27,616	NZD	37,811	9/15/17	757,671
Morgan Stanley & Co., Inc.	USD	52,987	PLN	197,923	9/15/17	2,054,967
Morgan Stanley & Co., Inc.	USD	36,327	TRY	132,143	9/15/17	704,270
Morgan Stanley & Co., Inc.	ZAR	63,241	USD	4,805	9/15/17	40,161
Nomura Global Financial Products, Inc.	USD	15,973	JPY	1,780,476	9/15/17	208,152
Royal Bank of Scotland PLC	CAD	4,018	USD	3,216	9/15/17	(8,873)
Royal Bank of Scotland PLC	DKK	17,920	USD	2,813	9/15/17	(46,542)
Royal Bank of Scotland PLC	USD	63,143	EUR	55,675	9/15/17	2,918,140
Royal Bank of Scotland PLC	USD	1,483	HKD	11,530	9/15/17	(4,970)
State Street Bank & Trust Co.	AUD	5,935	USD	4,724	9/15/17	(21,815)
State Street Bank & Trust Co.	CHF	8,917	USD	9,292	9/15/17	45,202
State Street Bank & Trust Co.	NZD	74,347	USD	53,366	9/15/17	(2,424,288)
State Street Bank & Trust Co.	THB	1,745,676	USD	51,565	9/15/17	(907,886)
State Street Bank & Trust Co.	USD	5,815	CHF	5,580	9/15/17	(28,287)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	2,814	HKD	21,936	9/15/17	$(2,219)
State Street Bank & Trust Co.	USD	7,575	SGD	10,455	9/15/17	144,357
State Street Bank & Trust Co.	USD	1,460	THB	49,675	9/15/17	33,246
State Street Bank & Trust Co.	USD	162	ZAR	2,134	9/15/17	(1,722)
State Street Bank & Trust Co.	ZAR	2,134	USD	163	9/15/17	2,399
UBS AG	MXN	85,390	USD	4,618	9/15/17	(144,430)
UBS AG	PHP	2,230,872	USD	43,776	9/15/17	(320,384)
UBS AG	USD	6,406	EUR	5,491	9/15/17	109,775
UBS AG	USD	24,947	IDR	334,605,368	9/15/17	72,440
UBS AG	USD	25,832	INR	1,678,942	9/15/17	233,460
UBS AG	USD	25,874	MXN	478,391	9/15/17	809,161

						$(2,299,232)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$57,600	10/16/20	1.780%	CPI	#	$337,071
Citibank, NA	8,000	3/08/21	2.200%	CPI	#	(44,731)
Deutsche Bank AG	66,990	3/20/21	2.221%	CPI	#	(399,080)
Deutsche Bank AG	13,512	3/25/25	2.205%	CPI	#	(48,227)
Deutsche Bank AG	12,679	3/25/25	2.205%	CPI	#	(45,254)
Deutsche Bank AG	31,194	3/26/25	2.170%	CPI	#	(59,469)
Deutsche Bank AG	18,987	3/26/25	2.195%	CPI	#	(58,671)
Deutsche Bank AG	54,500	7/30/25	2.278%	CPI	#	(351,772)
Deutsche Bank AG	16,640	2/28/27	2.376%	CPI	#	(101,274)
JPMorgan Chase Bank, NA	76,719	3/30/25	2.170%	CPI	#	(137,988)
JPMorgan Chase Bank, NA	76,719	4/01/25	2.170%	CPI	#	(143,840)
JPMorgan Chase Bank, NA	48,740	3/21/27	2.403%	CPI	#	(347,054)

						$(1,400,289)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Bloomberg Industrial Metals Subindex 3 Month Forward	367,959	0.12%	USD	62,887	9/15/17	$6,070,291
Bloomberg Industrial Metals Subindex 3 Month Forward	22,173	0.12%		4,000	9/15/17	155,688
Bloomberg Petroleum Subindex 3 Month Forward	188,903	0.11%		59,193	9/15/17	6,696,207

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Bloomberg Precious Metals Subindex 3 Month Forward	278,075	0.11%	USD	49,484	9/15/17	$336,432
Bloomberg Softs Subindex 3 Month Forward	241,216	0.17%		19,580	9/15/17	1,225,992
Bloomberg Softs Subindex 3 Month Forward	44,952	0.17%		3,800	9/15/17	77,909
JPMorgan F3R Congestion Index	7,049	0.15%		1,460	12/15/17	(2,605)
JPMorgan F3R Congestion Index	313,206	0.15%		64,865	12/15/17	(115,727)
Morgan Stanley Capital Services LLC
Bloomberg Grains Subindex 3 Month Forward	1,015,649	0.15%		68,106	9/15/17	571,966
Bloomberg Grains Subindex 3 Month Forward	178,670	0.15%		12,400	9/15/17	(316,659)
Bloomberg Livestock Subindex 3 Month Forward	78,910	0.16%		11,658	9/15/17	(244,013)

						$14,455,481

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $6,639,997 or 0.5% of net assets.
(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $60,557,642 and gross unrealized depreciation of investments was $(21,102,172), resulting in net unrealized appreciation of $39,455,470.
(j)	An amount of U.S. $7,364,049 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2017.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso

NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security
WTI	-	West Texas Intermediate

Country Breakdown*

July 31, 2017 (unaudited)

52.8%	United States
13.5%	Japan
6.6%	United Kingdom
3.2%	Luxembourg
2.8%	Canada
2.4%	China
1.8%	Australia
1.8%	France
1.8%	Hong Kong
1.2%	Germany
1.1%	Spain
0.9%	Italy
0.9%	Russia
7.4%	Other
1.8%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Argentina, Austria, Brazil, Chile, Czech Republic, Denmark, Finland, India, Indonesia, Ireland, Israel, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Portugal, Singapore, South Africa, South Korea, Sweden, Switzerland, Thailand and Turkey.

AB Bond Fund, Inc.

AB All Market Real Return Portfolio

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Real Estate	$196,129,597	$116,020,689	$	– 0	–	$312,150,286
Energy	113,865,513	103,270,753		– 0	–	217,136,266
Materials	37,523,278	50,453,939		– 0	– (a)	87,977,217
Pharmaceuticals & Biotechnology	8,156,331	9,831,669		– 0	–	17,988,000
Capital Goods	7,278,773	9,258,163		– 0	–	16,536,936
Software & Services	8,711,564	7,163,896		– 0	–	15,875,460
Food Beverage & Tobacco	13,080,831	1,437,583		– 0	–	14,518,414
Diversified Financials	7,039,888	5,380,069		– 0	–	12,419,957
Retailing	11,320,343	641,963		– 0	–	11,962,306
Banks	7,991,978	3,186,953		– 0	–	11,178,931
Transportation	3,987,658	5,968,175		– 0	–	9,955,833
Semiconductors & Semiconductor Equipment	4,764,293	2,870,745		– 0	–	7,635,038
Health Care Equipment & Services	5,170,666	2,382,002		– 0	–	7,552,668
Household & Personal Products	7,008,316	522,737		– 0	–	7,531,053

Investments in Securities:	Level 1		Level 2		Level 3			Total
Consumer Services	$4,031,682		$2,102,815		$	– 0	–	$6,134,497
Technology Hardware & Equipment	5,525,516		– 0	–		– 0	–	5,525,516
Insurance	2,531,831		2,154,761			– 0	–	4,686,592
Food & Staples Retailing	4,492,116		160,191			– 0	–	4,652,307
Automobiles & Components	1,592,770		2,232,147			– 0	–	3,824,917
Consumer Durables & Apparel	2,187,432		1,484,531			– 0	–	3,671,963
Utilities	1,625,624		1,653,426			– 0	–	3,279,050
Media	1,444,949		931,149			– 0	–	2,376,098
Commercial & Professional Services	371,646		1,140,645			– 0	–	1,512,291
Telecommunication Services	791,544		– 0	–		– 0	–	791,544
Inflation-Linked Securities	– 0	–	337,028,790			– 0	–	337,028,790
Investment Companies	171,832,158		– 0	–		– 0	–	171,832,158
Warrants	537		– 0	–		– 0	–	537
Short-Term Investments	24,068,027		– 0	–		– 0	–	24,068,027
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	40,156,494		– 0	–		– 0	–	40,156,494

Total Investments in Securities	692,681,355		667,277,791			– 0	–	1,359,959,146
Other Financial Instruments (b):
Assets:
Futures	3,078,272		– 0	–		– 0	–	3,078,272
Forward Currency Exchange Contracts	– 0	–	32,658,853			– 0	–	32,658,853
Inflation (CPI) Swaps	– 0	–	337,071			– 0	–	337,071
Total Return Swaps	– 0	–	15,134,485			– 0	–	15,134,485
Liabilities:
Futures	(5,366,682)		– 0	–		– 0	–	(5,366,682)
Forward Currency Exchange Contracts	– 0	–	(34,958,085)			– 0	–	(34,958,085)
Inflation (CPI) Swaps	– 0	–	(1,737,360)			– 0	–	(1,737,360)
Total Return Swaps	– 0	–	(679,004)			– 0	–	(679,004)

Total (c)	$690,392,945		$678,033,751		$	– 0	–	$1,368,426,696

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Materials (a)			Common Stocks - Real Estate			Total
Balance as of 10/31/16	$	– 0	–		$146,353			$146,353
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		(29,321)			(29,321)
Change in unrealized appreciation/depreciation		(1,565)			166,363			164,798
Purchases		1,565			313,672			315,237
Sales		– 0	–		(597,067)			(597,067)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 7/31/17	$	– 0	–	$	– 0	–		– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$	– 0	–	$	– 0	–	$	– 0	–

(a)	The Portfolio held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$26,406	$660,838	$663,176	$24,068	$91

A summary of the Portfolio’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio
Market Value 4/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$0	$167,988	$127,832	$40,156	$60

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 79.6%
Long-Term Municipal Bonds - 79.6%
Alabama - 1.5%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$110	$129,082
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/33	680	800,537

		929,619

Arizona - 0.5%
Arizona Health Facilities Authority
(Beatitudes Campus (The))
Series 2007
5.20%, 10/01/37	110	109,993
Industrial Development Authority of the City of Phoenix (The)
(GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	100	105,983
Salt Verde Financial Corp.
(Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	100	119,572

		335,548

California - 0.7%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/37	175	198,053
California Pollution Control Financing Authority
(Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	250	266,662

		464,715

Colorado - 0.7%
Colorado Health Facilities Authority
(Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	170	179,988
Colorado Health Facilities Authority
(Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	200	231,452

		411,440

Connecticut - 2.9%
Connecticut State Health & Educational Facility Authority
(Seabury Retirement Community)
Series 2016A
5.00%, 9/01/53 (a)	100	100,431

	Principal Amount (000)	U.S. $ Value
State of Connecticut
Series 2015F
5.00%, 11/15/26	$1,000	$1,164,010
Series 2016G
5.00%, 11/01/20	500	551,690

		1,816,131

Delaware - 1.2%
State of Delaware
Series 2016D
5.00%, 7/01/22	650	767,793

District of Columbia - 0.4%
District of Columbia
5.00%, 7/01/52	165	161,787
District of Columbia
(Friendship Public Charter School, Inc.)
Series 2016A
5.00%, 6/01/41	100	107,371

		269,158

Florida - 8.3%
Bexley Community Development District
Series 2016
4.875%, 5/01/47	100	96,419
Brevard County School District COP
Series 2015B
5.00%, 7/01/25	290	348,658
Citizens Property Insurance Corp.
Series 2015A
5.00%, 6/01/20-6/01/22	560	629,426
County of Miami-Dade FL
(County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/28	780	913,598
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/31	265	305,590
County of Orange FL Tourist Development Tax Revenue
Series 2015
5.00%, 10/01/21	435	500,172
Florida Development Finance Corp.
(Tuscan Isle ChampionsGate Obligated Group)
Series 2016A
6.375%, 6/01/46 (a)	100	94,048
Florida Development Finance Corp.
(Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35 (a)	100	77,637
Florida’s Turnpike Enterprise
Series 2016B
5.00%, 7/01/20	1,605	1,784,808
School District of Broward County/FL
Series 2015
5.00%, 7/01/25	365	448,643

		5,198,999

	Principal Amount (000)	U.S. $ Value
Georgia - 2.3%
City of Atlanta Department of Aviation
(Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	$310	$352,445
Clarke County Board of Education/GA
Series 2017
5.00%, 9/01/19	1,000	1,082,260

		1,434,705

Illinois - 6.8%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	240	206,424
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	335	377,793
Series 2017B
5.00%, 1/01/35	725	838,600
City of Chicago IL
Series 2015A
5.00%, 1/01/19	100	101,796
Illinois Finance Authority
(Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40 (b)(c)(d)	50	27,000
Illinois Finance Authority
(Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/46	150	162,449
Illinois Finance Authority
(Park Place of Elmhurst)
Series 2016A
6.33%, 5/15/48	85	82,309
Series 2016C
2.00%, 5/15/55 (b)(c)(e)	15	641
Illinois Finance Authority
(Plymouth Place, Inc.)
Series 2015
5.25%, 5/15/50	100	104,006
Illinois Finance Authority
(Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	250	273,130
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	465	532,648
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	600	610,638
State of Illinois
Series 2012
5.00%, 3/01/31	100	103,550
Series 2013
5.50%, 7/01/25	270	298,145
Series 2014
5.00%, 5/01/35	130	134,807

	Principal Amount (000)	U.S. $ Value
Series 2016
5.00%, 2/01/24	$375	$412,451

		4,266,387

Indiana - 1.6%
Indiana Finance Authority
(Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40	160	170,080
Indiana Finance Authority
(I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/34 (e)	490	516,294
Indiana Finance Authority
(Marquette Manor)
Series 2015A
5.00%, 3/01/30	190	204,626
Indiana Finance Authority
(WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40	100	107,944

		998,944

Kentucky - 1.6%
Kentucky Economic Development Finance Authority
(Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/37	175	192,075
Kentucky Economic Development Finance Authority
(Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	65	65,395
Kentucky Economic Development Finance Authority
(Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	425	466,102
Louisville/Jefferson County Metropolitan Government
(Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/33	225	260,804

		984,376

Louisiana - 1.8%
City of New Orleans LA Water Revenue
Series 2014
5.00%, 12/01/34	100	113,628
Louisiana Local Government Environmental Facilities & Community Development Auth
(Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/36	675	772,727
Louisiana Public Facilities Authority
(Louisiana Pellets, Inc.)

	Principal Amount (000)	U.S. $ Value
Series 2014A
7.50%, 7/01/23 (c)(d)	$250	$2,500
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/43	215	244,169

		1,133,024

Maine - 0.5%
Finance Authority of Maine
(Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (a)	100	104,550
Maine Health & Higher Educational Facilities Authority
(MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	165	189,116

		293,666

Maryland - 4.2%
City of Baltimore MD
(Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/34	120	135,935
City of Baltimore MD
(East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38	150	158,887
University System of Maryland
Series 2009A
5.00%, 4/01/18	365	375,107
Series 2017A
5.00%, 4/01/23	1,635	1,954,250

		2,624,179

Massachusetts - 0.6%
Commonwealth of Massachusetts
NATL Series 2000E
1.65%, 12/01/30 (f)	125	117,387
NATL Series 2000G
1.62%, 12/01/30 (f)	300	281,608

		398,995

Michigan - 1.8%
City of Detroit MI Sewage Disposal System Revenue
(Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.00%, 7/01/22	115	132,104
Michigan Finance Authority
(State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/21	735	762,548

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority
(Trinity Health Credit Group)
Series 2015
5.00%, 12/01/32	$235	$262,803

		1,157,455

Minnesota - 0.4%
City of Minneapolis MN
(Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	200	229,294

Missouri - 0.2%
Kansas City Industrial Development Authority
(Kingswood Senior Living Community)
Series 2016
5.75%, 11/15/36 (a)	100	97,713

Nebraska - 0.2%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/42	100	108,128

Nevada - 2.4%
Clark County Water Reclamation District
Series 2016
5.00%, 7/01/22	1,305	1,534,667

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act
(Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	115	125,527

New Jersey - 3.9%
New Jersey Economic Development Authority
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM)	30	32,925
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/20	260	274,789
New Jersey Economic Development Authority
(United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	85	92,807
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	550	593,246
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
Series 2011B
5.00%, 6/15/20	240	254,916
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/32	315	358,672

	Principal Amount (000)	U.S. $ Value
Series 2017B
5.00%, 1/01/32 (g)	$540	$643,939
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	200	190,362

		2,441,656

New York - 3.8%
City of New York NY
Series 2013J
5.00%, 8/01/21	340	389,956
Metropolitan Transportation Authority
Series 2013A
5.00%, 11/15/29	315	367,482
New York State Dormitory Authority
(Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/34 (a)	200	219,382
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2014A
5.00%, 2/15/28	425	503,863
New York State Energy Research & Development Authority
(Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.523%, 1/01/39 (f)	200	178,425
New York State Thruway Authority
(New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/26	365	422,655
New York Transportation Development Corp.
(Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41	175	190,481
Ulster County Industrial Development Agency
(Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	120	120,169

		2,392,413

North Carolina - 1.5%
County of New Hanover NC
(New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/35	330	386,479
North Carolina Turnpike Authority
Series 2017
5.00%, 1/01/32	500	577,900

		964,379

Ohio – 3.0%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	200	188,098

	Principal Amount (000)	U.S. $ Value
City of Akron OH
(City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	$445	$514,567
City of Chillicothe OH
(Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	175	198,228
City of Columbus OH
Series 2014A
5.00%, 2/15/21	110	124,744
County of Cuyahoga OH
(County of Cuyahoga OH Lease)
Series 2014
5.00%, 12/01/28	365	423,926
County of Cuyahoga OH
(MetroHealth System (The))
Series 2017
5.00%, 2/15/42	175	186,751
Dayton-Montgomery County Port Authority
(StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	100	101,849
Ohio Air Quality Development Authority
(FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	145	138,816

		1,876,979

Pennsylvania - 7.0%
City of Philadelphia PA
Series 2017
5.00%, 8/01/31	1,000	1,164,090
Delaware River Joint Toll Bridge Commission
Series 2017
5.00%, 7/01/33	1,500	1,769,610
Montour School District
AGM Series 2015B
5.00%, 4/01/35	450	514,706
Moon Industrial Development Authority
(Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	100	104,580
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP)
Series 2015
5.00%, 12/31/38	100	110,988
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/36	200	226,536
Philadelphia Gas Works Co.
Series 2016
5.00%, 10/01/34	415	471,423

		4,361,933

Puerto Rico - 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
(AES Puerto Rico LP)

	Principal Amount (000)	U.S. $ Value
Series 2000
6.625%, 6/01/26	$100	$92,875

South Carolina - 0.9%
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/36	265	294,526
Spartanburg County School District No 1/SC
Series 2014D
5.00%, 3/01/22	250	290,615

		585,141

Tennessee - 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
(Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/35	215	245,330

Texas - 13.5%
Austin Convention Enterprises, Inc.
Series 2017A
5.00%, 1/01/34	500	568,270
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	100	110,286
City of Houston TX
(City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	260	295,953
Series 2015
5.00%, 9/01/31	160	182,565
City of San Antonio TX Electric & Gas Systems Revenue
Series 2016
5.00%, 2/01/20	1,155	1,267,635
Dallas Area Rapid Transit
(Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/25	580	707,757
Dallas County Flood Control District No 1
Series 2015
5.00%, 4/01/28 (a)	100	105,327
Love Field Airport Modernization Corp.
Series 2015
5.00%, 11/01/32	500	574,900
New Hope Cultural Education Facilities Finance Corp.
(Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	100	104,065
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	250	286,392
Tarrant County Cultural Education Facilities Finance Corp.
(Stayton at Museum Way)
Series 2009A
8.25%, 11/15/44	100	105,922

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp.
(Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	$100	$105,849
Texas Transportation Commission State Highway Fund
Series 2014A
5.00%, 4/01/20	1,300	1,434,394
Travis County Cultural Education Facilities Finance Corp.
(Wayside Schools)
Series 2012A
5.25%, 8/15/42	160	162,082
Travis County Health Facilities Development Corp.
(Longhorn Village)
Series 2012A
7.125%, 1/01/46	55	59,461
Trinity River Authority Central Regional Wastewater System Revenue
Series 2014
5.00%, 8/01/20-8/01/22	795	900,389
Trinity River Authority LLC
Series 2015
5.00%, 2/01/21	335	378,684
University of Houston
Series 2017A
5.00%, 2/15/21	1,000	1,129,960

		8,479,891

Virginia - 0.3%
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	165	156,428

Washington - 2.8%
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	510	582,328
State of Washington
Series 2017R
5.00%, 8/01/22	830	978,919
Washington State Housing Finance Commission
(Mirabella)
Series 2012A
6.75%, 10/01/47 (a)	100	109,242
Washington State Housing Finance Commission
(Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	100	113,412

		1,783,901

West Virginia - 0.4%
West Virginia Economic Development Authority
(Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	155	151,153

	Principal Amount (000)	U.S. $ Value
West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group)
AGM Series 2004C
1.54%, 2/15/34 (f)	$100	$89,677

		240,830

Wisconsin - 1.2%
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)	100	109,541
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	100	101,968
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017A
5.25%, 5/15/42 (a)	130	139,555
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group)
Series 2017B
7.125%, 6/01/41 (a)	165	161,646
Wisconsin Public Finance Authority (Natgasoline LLC)
Series 2016
10.00%, 6/30/21 (a)	263	263,127

		775,837

Total Municipal Obligations (cost $48,607,621)		49,978,056

GOVERNMENTS - TREASURIES - 12.0%
United States - 12.0%
U.S. Treasury Notes
2.125%, 11/30/23	1,150	1,156,828
2.25%, 12/31/23	6,290	6,368,625

Total Governments - Treasuries (cost $7,463,013)		7,525,453

CORPORATES - INVESTMENT GRADE - 3.5%
Industrial - 1.8%
Capital Goods - 0.5%
John Deere Capital Corp.
1.95%, 6/22/20	300	301,107

Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
2.425%, 6/12/20	200	200,524
General Motors Financial Co., Inc.
3.10%, 1/15/19	150	152,226

		352,750

Consumer Cyclical - Entertainment - 0.2%
Mattel, Inc.
2.35%, 5/06/19	150	150,425

	Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical - 0.5%
Allergan Funding SCS
3.00%, 3/12/20	$150	$153,406
Amgen, Inc.
2.20%, 5/11/20	150	151,319

		304,725

		1,109,007

Financial Institutions - 1.5%
Banking - 1.0%
Bank of America Corp.
Series G
2.369%, 7/21/21	305	305,866
Morgan Stanley
2.80%, 6/16/20	300	305,454

		611,320

Finance - 0.3%
AIG Global Funding
2.15%, 7/02/20 (a)	150	150,283

Insurance - 0.2%
Metropolitan Life Global Funding I
2.05%, 6/12/20 (a)	150	150,050

Total Financial Institutions (cost $909,050)		911,653

Corporate Bonds - 0.2%
Communications - Telecommunications - 0.2%
AT&T, Inc.
2.45%, 6/30/20	150	151,164

Total Corporates - Investment Grade (cost $2,165,588)		2,171,824

ASSET-BACKED SECURITIES - 1.0%
Autos - Fixed Rate - 0.8%
Ally Auto Receivables Trust
Series 2016-2, Class A4
1.60%, 1/15/21	100	99,484
CarMax Auto Owner Trust
Series 2017-3, Class A2A
1.64%, 9/15/20	110	109,966
GM Financial Automobile Leasing Trust
Series 2016-2, Class A3
1.62%, 9/20/19	100	99,989
Hertz Vehicle Financing LLC
Series 2016-1A, Class A
2.32%, 3/25/20 (a)	100	99,883
Mercedes-Benz Auto Lease Trust
Series 2017-A, Class A3
1.79%, 4/15/20	100	100,099

	Principal Amount (000)	U.S. $ Value
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	$2	$2,085

Total Autos-Fixed Rate (cost $512,128)		511,506

Credit Cards - Fixed Rate - 0.2%
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22	100	100,470

Total Asset-Backed Securities (cost $612,112)		611,976

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48 (cost $102,745)	100	101,280

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
Risk Share Floating Rate - 0.0%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 2M1
2.182% (LIBOR 1 Month + 0.95%), 5/25/24 (h) (cost $7,607)	8	7,659

	Shares
SHORT-TERM INVESTMENTS - 4.8%
Investment Companies - 4.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (i)(j) (cost $3,014,822)	3,014,822	3,014,822

Total Investments - 101.1% (cost $61,973,508) (k)		63,411,070
Other assets less liabilities - (1.1)%		(665,613)

Net Assets - 100.0%		$62,745,457

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	$7,500	8/20/42	3 Month LIBOR	2.584%	$(63,720)
Morgan Stanley & Co. LLC/(CME Group)	6,550	8/20/47	2.589%	3 Month LIBOR	65,245

					$1,525

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $2,362,489 or 3.8% of net assets.
(b)	Non-income producing security.
(c)	Defaulted.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Finance Authority (Greenfields of Geneva) Series 2010A
8.125%, 02/15/40	12/18/13	$48,112	$27,000	0.04%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A
7.50%, 07/01/23	7/31/14	173,772	2,500	0.00%

(e)	Illiquid security.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2017 and the aggregate market value of these securities amounted to $667,097 or 1.06% of net assets.
(g)	When-Issued or delayed delivery security.
(h)	Floating Rate Security. Stated interest/floor rate was in effect at July 31, 2017.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,704,167 and gross unrealized depreciation of investments was $(266,605), resulting in net unrealized appreciation of $1,437,562.

As of July 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Portfolio

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$47,512,461		$2,465,595		$49,978,056
Governments - Treasuries		– 0	–	7,525,453		– 0	–	7,525,453
Corporates - Investment Grade		– 0	–	2,171,824		– 0	–	2,171,824
Asset-Backed Securities		– 0	–	611,976		– 0	–	611,976
Commercial Mortgage-Backed Securities		– 0	–	101,280		– 0	–	101,280
Collateralized Mortgage Obligations		– 0	–	7,659		– 0	–	7,659
Short-Term Investments		3,014,822		– 0	–	– 0	–	3,014,822

Total Investments in Securities		3,014,822		57,930,653		2,465,595		63,411,070

Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	65,245		– 0	–	65,245
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(63,720)		– 0	–	(63,720)

Total(b)		$3,014,822		$57,932,178		$2,465,595		$63,412,595

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/16	$2,401,063		$2,401,063
Accrued discounts/(premiums)	(2,561)		(2,561)
Realized gain (loss)	21,253		21,253
Change in unrealized appreciation/depreciation	(147,253)		(147,253)
Purchases	618,663		618,663
Sales	(425,570)		(425,570)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/17	$2,465,595		$2,465,595

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$(116,000)		$(116,000)

As of July 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$1,026	$30,787	$28,798	$3,015	$13

AB Bond Fund, Inc.

AB High-Yield Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 63.9%
Industrial - 55.2%
Basic - 5.2%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	13	$13,382
Aleris International, Inc.
7.875%, 11/01/20		17	16,884
Anglo American Capital PLC
3.75%, 4/10/22 (a)		64	65,848
ArcelorMittal
6.00%, 3/01/21		22	24,045
6.125%, 6/01/18		36	37,620
7.25%, 3/01/41		41	47,195
7.50%, 10/15/39		96	113,301
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (b)(c)		72	716
CF Industries, Inc.
3.45%, 6/01/23		33	31,378
5.375%, 3/15/44		22	19,657
7.125%, 5/01/20		28	30,862
Cliffs Natural Resources, Inc.
5.75%, 3/01/25 (a)		28	27,486
8.25%, 3/31/20 (a)		65	72,514
ERP Iron Ore, LLC
9.039%, 12/31/19 (c)(d)(e)		10	9,834
Freeport-McMoRan, Inc.
2.375%, 3/15/18		30	30,276
3.10%, 3/15/20		28	27,814
3.55%, 3/01/22		143	139,345
3.875%, 3/15/23		31	30,330
6.75%, 2/01/22		32	34,039
Graphic Packaging International, Inc.
4.75%, 4/15/21		26	27,429
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		31	33,911
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)		74	84,018
Lecta SA
6.50%, 8/01/23 (a)	EUR	35	42,825
Lundin Mining Corp.
7.50% LUNCN, 11/01/20 (a)	U.S.$	26	27,265
7.875%, 11/01/22 (a)		10	11,131
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (b)(f)(g)		60	1
Momentive Performance Materials, Inc.
3.88%, 10/24/21		47	47,028
8.875%, 10/15/20 (e)(f)(h)		47	0
Novelis Corp.
6.25%, 8/15/24 (a)		39	41,782
Pactiv LLC
7.95%, 12/15/25		41	46,144
Peabody Energy Corp.
6.00%, 11/15/18 (d)(e)(f)		93	0
6.00%, 3/31/22 (a)		5	5,343

	Principal Amount (000)		U.S. $ Value
Sealed Air Corp.
4.875%, 12/01/22 (a)	U.S.$	39	$41,477
6.875%, 7/15/33 (a)		70	81,199
SPCM SA
4.875%, 9/15/25 (a)		58	59,895
Steel Dynamics, Inc.
5.125%, 10/01/21		4	4,505
Teck Resources Ltd.
5.20%, 3/01/42		36	35,058
5.40%, 2/01/43		32	31,577
6.25%, 7/15/41		6	6,961
8.50%, 6/01/24 (a)		4	4,730
United States Steel Corp.
8.375%, 7/01/21 (a)		21	23,216
Valvoline, Inc.
5.50%, 7/15/24 (a)		7	7,425
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (a)		9	10,058

			1,445,504

Capital Goods - 3.5%
Apex Tool Group LLC
7.00%, 2/01/21 (a)		34	32,356
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (c)	EUR	57	71,491
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (a)	U.S.$	79	80,818
4.625%, 5/15/23 (a)		17	18,005
7.25%, 5/15/24 (a)		3	3,225
B456 Systems, Inc.
3.75%, 4/15/16 (d)(f)(i)		21	1,603
Ball Corp.
4.375%, 12/15/20		36	37,848
5.00%, 3/15/22		59	63,004
Bombardier, Inc.
5.75%, 3/15/22 (a)		183	186,219
6.00%, 10/15/22 (a)		3	3,048
8.75%, 12/01/21 (a)		7	8,067
BWAY Holding Co.
5.50%, 4/15/24 (a)		64	67,509
Clean Harbors, Inc.
5.125%, 6/01/21		70	70,896
5.25%, 8/01/20		4	4,301
CNH Industrial Capital LLC
3.375%, 7/15/19		26	26,030
3.625%, 4/15/18		17	17,656
3.875%, 7/16/18		29	29,225
4.375%, 4/05/22		38	40,037
EnPro Industries, Inc.
5.875%, 9/15/22		25	26,225
Exide Technologies
11.00%, 4/30/22 (h)		43	35,976

	Principal Amount (000)		U.S. $ Value
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)	U.S.$	18	$18,163
GFL Environmental, Inc.
5.625%, 5/01/22 (a)		13	13,409
9.875%, 2/01/21 (a)		28	30,536
Jefferson Smurfit Corp./US
8.25%, 10/01/12 (d)(e)		48	0
KLX, Inc.
5.875%, 12/01/22 (a)		25	26,025
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (a)		20	20,608
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (d)(e)		50	0
TA MFG. Ltd.
3.625%, 4/15/23 (a)	EUR	29	35,526
TransDigm, Inc.
6.375%, 6/15/26	U.S.$	21	21,787

			989,593

Communications - Media - 7.9%
Altice Financing SA
6.625%, 2/15/23 (a)		67	70,778
Altice Luxembourg SA
7.25%, 5/15/22 (a)	EUR	24	29,696
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23	U.S.$	159	164,587
5.125%, 5/01/27 (a)		40	41,556
5.25%, 9/30/22		6	6,306
5.375%, 5/01/25 (a)		12	12,992
5.875%, 5/01/27 (a)		20	21,278
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		41	41,795
Series B
6.50%, 11/15/22		99	103,033
CSC Holdings LLC
6.625%, 10/15/25 (a)		3	2,907
7.625%, 7/15/18		50	52,591
10.125%, 1/15/23 (a)		97	112,915
DISH DBS Corp.
5.00%, 3/15/23		12	12,103
5.125%, 5/01/20		12	12,537
5.875%, 7/15/22		129	140,539
6.75%, 6/01/21		20	22,204
7.875%, 9/01/19		43	47,461
iHeartCommunications, Inc.
6.875%, 6/15/18		50	29,832
9.00%, 12/15/19-9/15/22		87	67,657
11.25%, 3/01/21 (a)		10	7,632
Lamar Media Corp.
5.00%, 5/01/23		30	31,183
5.875%, 2/01/22		6	6,018

	Principal Amount (000)		U.S. $ Value
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (a)	U.S.$	40	$38,322
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		47	49,377
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		7	7,288
Netflix, Inc.
4.375%, 11/15/26 (a)		34	34,215
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		17	17,517
RR Donnelley & Sons Co.
7.875%, 3/15/21		29	31,154
SFR Group SA
6.00%, 5/15/22 (a)		68	71,015
7.375%, 5/01/26 (a)		185	200,354
Sinclair Television Group, Inc.
6.125%, 10/01/22		17	17,538
Sirius XM Radio, Inc.
6.00%, 7/15/24 (a)		125	134,704
TEGNA, Inc.
4.875%, 9/15/21 (a)		45	46,734
5.125%, 7/15/20		25	25,895
5.50%, 9/15/24 (a)		5	5,140
6.375%, 10/15/23		38	40,313
Time, Inc.
5.75%, 4/15/22 (a)		13	13,130
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		7	6,758
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		28	29,173
Univision Communications, Inc.
5.125%, 2/15/25 (a)		68	67,717
Urban One, Inc.
7.375%, 4/15/22 (a)		37	38,088
9.25%, 2/15/20 (a)		47	45,870
Videotron Ltd.
5.00%, 7/15/22		19	19,948
Virgin Media Finance PLC
4.875%, 2/15/22		2	2,186
Virgin Media Secured Finance PLC
4.875%, 1/15/27 (a)	GBP	68	93,568
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(c)	U.S.$	13	13,184
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		3	3,007
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		18	18,687

	Principal Amount (000)		U.S. $ Value
Ziggo Secured Finance BV
5.50%, 1/15/27 (a)	U.S.$	110	$113,788

			2,222,270

Communications - Telecommunications - 7.5%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	22	30,670
CenturyLink, Inc.
Series S
6.45%, 6/15/21	U.S.$	11	12,357
Series T
5.80%, 3/15/22		58	60,853
Series U
7.65%, 3/15/42		46	42,790
Series W
6.75%, 12/01/23		34	35,937
Embarq Corp.
7.995%, 6/01/36		58	58,677
Frontier Communications Corp.
6.25%, 9/15/21		22	19,318
7.125%, 1/15/23		42	34,473
7.625%, 4/15/24		55	44,567
7.875%, 1/15/27		13	9,203
8.75%, 4/15/22		56	49,465
8.875%, 9/15/20		30	30,608
9.00%, 8/15/31		10	7,788
10.50%, 9/15/22		57	53,175
11.00%, 9/15/25		44	40,147
Hughes Satellite Systems Corp.
6.50%, 6/15/19		29	31,357
7.625%, 6/15/21		19	22,095
Intelsat Jackson Holdings SA
5.50%, 8/01/23		38	32,818
7.25%, 10/15/20		93	89,138
7.50%, 4/01/21		13	12,439
8.00%, 2/15/24 (a)		10	11,073
9.50%, 9/30/22 (a)		44	52,921
9.75%, 7/15/25 (a)		56	57,814
Level 3 Communications, Inc.
5.75%, 12/01/22		8	7,864
Level 3 Financing, Inc.
5.25%, 3/15/26		27	28,259
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		42	45,108
SoftBank Group Corp.
4.50%, 4/15/20, TBA (a)		75	77,297
Sprint Capital Corp.
8.75%, 3/15/32		67	82,725
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		61	66,759
9.00%, 11/15/18 (a)		49	53,324
Sprint Corp.
7.125%, 6/15/24		6	6,432
7.25%, 9/15/21		216	238,822
7.625%, 2/15/25		47	52,531
7.875%, 9/15/23		25	28,091

	Principal Amount (000)		U.S. $ Value
T-Mobile USA, Inc.
6.50%, 1/15/24-1/15/26	U.S.$	62	$67,360
Telecom Italia Capital SA
6.375%, 11/15/33		56	63,512
7.20%, 7/18/36		33	39,891
7.721%, 6/04/38		28	35,635
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		53	54,767
8.25%, 10/15/23		60	61,597
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		52	53,097
6.50%, 4/30/20 (a)		32	33,147
Windstream Services LLC
6.375%, 8/01/23		70	57,277
7.50%, 4/01/23		35	29,548
7.75%, 10/01/21		41	36,738
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (a)		38	40,156

			2,099,620

Consumer Cyclical - Automotive - 0.8%
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		62	68,443
Dana Financing Luxembourg SARL
6.50%, 6/01/26 (a)		25	26,505
Dana, Inc.
5.375%, 9/15/21		12	12,315
Exide Technologies
7.00%, 4/30/25 (b)(c)(i)		4	1,995
Series AI
7.00%, 4/30/25 (c)(d)(i)		87	47,820
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (a)(c)		58	59,355
Navistar International Corp.
8.25%, 11/01/21		14	14,164

			230,597

Consumer Cyclical - Entertainment - 0.4%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25		13	12,830
National CineMedia LLC
5.75%, 8/15/26		14	13,182
NCL Corp., Ltd.
4.625%, 11/15/20 (a)		27	27,749
4.75%, 12/15/21 (a)		27	27,940
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)		34	36,563

			118,264

Consumer Cyclical - Other - 4.5%
Beazer Homes USA, Inc.
5.75%, 6/15/19		15	15,270
6.75%, 3/15/25		26	27,588
8.75%, 3/15/22		20	21,891

	Principal Amount (000)		U.S. $ Value
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (f)(g)	U.S.$	63	$60,229
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		33	33,538
CalAtlantic Group, Inc.
6.25%, 12/15/21		23	25,333
8.375%, 5/15/18-1/15/21		82	88,258
Diamond Resorts International, Inc.
7.75%, 9/01/23 (a)		25	26,493
Eldorado Resorts, Inc.
6.00%, 4/01/25		16	17,443
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21		6	6,081
4.875%, 11/01/20		8	8,008
5.375%, 11/01/23		7	7,865
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		43	38,715
10.00%, 7/15/22 (a)		6	6,332
10.50%, 7/15/24 (a)		7	7,493
KB Home
4.75%, 5/15/19		57	59,189
7.00%, 12/15/21		22	24,868
7.50%, 9/15/22		10	11,602
8.00%, 3/15/20		6	6,531
Lennar Corp.
4.125%, 12/01/18		29	29,780
4.50%, 11/15/19		61	63,231
MDC Holdings, Inc.
5.50%, 1/15/24		6	6,240
5.625%, 2/01/20		23	24,996
6.00%, 1/15/43		36	34,166
Meritage Homes Corp.
6.00%, 6/01/25		21	22,846
7.00%, 4/01/22		29	33,383
MGM Resorts International
6.75%, 10/01/20		25	27,755
8.625%, 2/01/19		45	49,528
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (a)		13	13,008
PulteGroup, Inc.
5.00%, 1/15/27		9	9,020
6.00%, 2/15/35		53	53,924
7.875%, 6/15/32		10	12,393
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		88	92,949
Scientific Games International, Inc.
7.00%, 1/01/22 (a)		25	26,650
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		7	7,510
6.125%, 4/01/25 (a)		60	61,912

	Principal Amount (000)		U.S. $ Value
Standard Industries, Inc./NJ
5.125%, 2/15/21 (a)	U.S.$	21	$21,501
5.50%, 2/15/23 (a)		26	27,434
6.00%, 10/15/25 (a)		31	32,794
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (a)		16	16,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (a)		17	18,556
Toll Brothers Finance Corp.
4.00%, 12/31/18		15	15,167
4.875%, 3/15/27		11	11,456
5.875%, 2/15/22		35	39,251

			1,244,177

Consumer Cyclical - Restaurants - 0.2%
Pizzaexpress Financing 1 PLC
8.625%, 8/01/22 (a)	GBP	1	1,071
Stonegate Pub Co. Financing PLC
4.875%, 3/15/22 (a)		29	39,339

			40,410

Consumer Cyclical - Retailers - 1.6%
Dollar Tree, Inc.
5.75%, 3/01/23	U.S.$	26	27,573
FirstCash, Inc.
5.375%, 6/01/24 (a)		7	7,370
Group 1 Automotive, Inc.
5.00%, 6/01/22		66	67,807
Hanesbrands, Inc.
4.875%, 5/15/26 (a)		21	21,385
JC Penney Corp., Inc.
6.375%, 10/15/36		15	11,192
L Brands, Inc.
6.875%, 11/01/35		148	142,381
7.00%, 5/01/20		44	48,089
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (a)		24	13,423
Penske Automotive Group, Inc.
5.50%, 5/15/26		26	25,737
5.75%, 10/01/22		16	16,488
PetSmart, Inc.
7.125%, 3/15/23 (a)		30	27,118
Rite Aid Corp.
6.125%, 4/01/23 (a)		18	17,927
Sonic Automotive, Inc.
5.00%, 5/15/23		7	7,176
6.125%, 3/15/27		20	19,605

			453,271

Consumer Non-Cyclical - 8.7%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		36	35,129

	Principal Amount (000)		U.S. $ Value
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25 (a)	U.S.$	13	$12,603
6.625%, 6/15/24 (a)		22	21,086
Alere, Inc.
6.375%, 7/01/23 (a)		8	8,462
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (a)(c)		39	15,736
9.25%, 2/15/19 (a)		65	56,924
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	7	9,488
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (a)	EUR	44	55,765
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	U.S.$	13	13,322
6.875%, 2/01/22		21	18,016
7.125%, 7/15/20		162	157,051
8.00%, 11/15/19		10	9,641
Concordia International Corp.
7.00%, 4/15/23 (a)		5	944
9.50%, 10/21/22 (a)		60	12,171
Endo Finance LLC
5.75%, 1/15/22 (a)		54	50,525
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		13	13,451
5.625%, 7/15/22		53	55,218
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		96	97,530
HCA, Inc.
3.75%, 3/15/19		100	101,897
4.25%, 10/15/19		185	192,104
6.50%, 2/15/20		217	237,300
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		7	7,688
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		49	51,632
LifePoint Health, Inc.
5.375%, 5/01/24		9	9,100
Mallinckrodt International Finance SA
3.50%, 4/15/18		29	28,697
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		24	22,577
5.625%, 10/15/23 (a)		32	30,579
5.75%, 8/01/22 (a)		49	48,304
MEDNAX, Inc.
5.25%, 12/01/23 (a)		35	35,967
Nature’s Bounty Co. (The)
7.625%, 5/15/21 (a)		24	26,373
Post Holdings, Inc.
5.50%, 3/01/25 (a)		2	2,459
6.00%, 12/15/22 (a)		56	58,831

	Principal Amount (000)		U.S. $ Value
Spectrum Brands, Inc.
6.625%, 11/15/22	U.S.$	51	$53,100
Tenet Healthcare Corp.
4.50%, 4/01/21		48	48,748
5.50%, 3/01/19		107	111,215
6.00%, 10/01/20		108	115,684
7.50%, 1/01/22 (a)		6	6,000
8.00%, 8/01/20		35	35,891
8.125%, 4/01/22		34	36,899
THC Escrow Corp. III
7.00%, 8/01/25 (a)		42	41,462
Valeant Pharmaceuticals International
6.375%, 10/15/20 (a)		201	195,479
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (a)		59	57,621
5.50%, 3/01/23 (a)		63	53,474
5.625%, 12/01/21 (a)		96	87,101
6.50%, 3/15/22 (a)		14	14,450
7.50%, 7/15/21 (a)		31	30,120
Vizient, Inc.
10.375%, 3/01/24 (a)		9	10,091
Voyage Care Bondco PLC
5.875%, 5/01/23 (a)	GBP	32	44,098

			2,438,003

Energy - 6.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24 (a)	U.S.$	23	24,119
Antero Resources Corp.
5.125%, 12/01/22		62	62,861
Berry Petroleum Co. LLC
6.375%, 9/15/22 (d)(e)(f)		56	0
Bill Barrett Corp.
7.00%, 10/15/22		17	15,470
8.75%, 6/15/25		21	18,759
California Resources Corp.
5.50%, 9/15/21		19	10,350
6.00%, 11/15/24		5	2,508
8.00%, 12/15/22 (a)		114	72,595
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		15	14,906
8.25%, 7/15/25		8	8,426
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		34	36,372
Chesapeake Energy Corp.
6.625%, 8/15/20		92	93,332
6.875%, 11/15/20		1	587
8.00%, 12/15/22 (a)		1	1,060
Continental Resources, Inc./OK
4.50%, 4/15/23		12	11,701
4.90%, 6/01/44		25	21,755
5.00%, 9/15/22		43	42,688
DCP Midstream Operating LP
3.875%, 3/15/23		22	21,261
5.60%, 4/01/44		27	25,099

	Principal Amount (000)		U.S. $ Value
Denbury Resources, Inc.
4.625%, 7/15/23	U.S.$	16	$7,985
5.50%, 5/01/22		53	28,429
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		68	45,281
Energy Transfer Equity LP
7.50%, 10/15/20		63	70,676
Ensco PLC
4.50%, 10/01/24		7	5,112
5.20%, 3/15/25		47	36,887
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		8	4,763
7.75%, 9/01/22		27	18,032
8.00%, 2/15/25 (a)		24	18,380
9.375%, 5/01/20		41	34,840
Gulfport Energy Corp.
6.00%, 10/15/24 (a)		4	3,956
6.375%, 5/15/25 (a)		41	40,694
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (a)		66	64,621
Murphy Oil Corp.
6.125%, 12/01/42 (j)		21	19,654
6.875%, 8/15/24		4	4,020
Murphy Oil USA, Inc.
5.625%, 5/01/27		2	2,459
Noble Holding International Ltd.
6.20%, 8/01/40		10	5,914
7.70%, 4/01/25 (k)		20	15,228
7.75%, 1/15/24		41	32,630
Oasis Petroleum, Inc.
6.875%, 3/15/22		3	2,969
Pacific Drilling SA
5.375%, 6/01/20 (a)		41	16,846
Paragon Offshore PLC
6.75%, 7/15/22 (a)(f)(g)		20	4,692
7.25%, 8/15/24 (a)(f)(g)		85	19,503
PHI, Inc.
5.25%, 3/15/19		84	80,495
QEP Resources, Inc.
5.25%, 5/01/23		22	21,463
5.375%, 10/01/22		34	32,879
6.875%, 3/01/21		1	611
Range Resources Corp.
4.875%, 5/15/25		26	25,014
5.00%, 8/15/22-3/15/23 (a)		45	44,709
5.875%, 7/01/22 (a)		2	2,061
Rowan Cos., Inc.
5.85%, 1/15/44		35	26,859
7.375%, 6/15/25		21	19,868
Sanchez Energy Corp.
6.125% SN, 1/15/23		7	5,722
SandRidge Energy, Inc.
7.50%, 2/15/23 (d)(e)(f)		29	0
8.125%, 10/15/22 (d)(e)(f)		47	0

	Principal Amount (000)		U.S. $ Value
SM Energy Co.
6.50%, 11/15/21-1/01/23	U.S.$	86	$85,832
Southern Star Central Corp.
5.125%, 7/15/22 (a)		35	35,694
Southwestern Energy Co.
5.80%, 1/23/20		41	42,357
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23		19	18,443
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, 10/01/20		50	51,096
6.25%, 10/15/22		22	23,421
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		48	52,353
Transocean, Inc.
5.80%, 10/15/22		55	51,490
6.80%, 3/15/38		112	84,260
9.00%, 7/15/23 (a)		24	25,464
Vantage Drilling International
7.50%, 11/01/19 (d)(e)(f)		46	0
10.00%, 12/31/20 (b)		1	839
10.00%, 12/31/20 (d)		1	1,119
Weatherford International Ltd.
7.75%, 6/15/21		133	136,592
9.875%, 2/15/24 (a)		14	15,060
Whiting Petroleum Corp.
1.25%, 4/01/20 (i)		28	23,928
WPX Energy, Inc.
7.50%, 8/01/20		30	32,191

			1,927,240

Other Industrial - 1.7%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		13	12,435
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)		13	13,916
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)		78	80,732
Belden, Inc.
5.50%, 9/01/22 (a)		38	38,726
5.50%, 4/15/23 (a)	EUR	6	7,640
General Cable Corp.
4.50%, 11/15/29 (i)(j)	U.S.$	29	25,961
5.75%, 10/01/22		19	19,739
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		85	84,915
7.00%, 6/15/23		12	11,733
HRG Group, Inc.
7.875%, 7/15/19		76	77,502
Laureate Education, Inc.
8.25%, 5/01/25 (a)		26	28,406
9.25%, 9/01/19		36	38,280

	Principal Amount (000)		U.S. $ Value
Travis Perkins PLC
4.50%, 9/07/23 (a)	GBP	29	$39,533

			479,518

Services - 2.7%
ADT Corp. (The)
3.50%, 7/15/22	U.S.$	54	53,762
6.25%, 10/15/21		30	32,708
Alpine Finance Merger Sub LLC
6.875%, 8/01/25 (a)		9	9,319
APX Group, Inc.
6.375%, 12/01/19		10	10,269
7.875%, 12/01/22		36	38,961
8.75%, 12/01/20		73	75,578
Aramark Services, Inc.
5.125%, 1/15/24		7	7,110
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		23	24,083
CSVC Acquisition Corp.
7.75%, 6/15/25 (a)		27	27,805
GEO Group, Inc. (The)
5.125%, 4/01/23		18	17,958
5.875%, 1/15/22-10/15/24		52	54,185
IHS Markit Ltd.
5.00%, 11/01/22 (a)		27	29,119
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (a)		28	28,844
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		30	30,940
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		135	150,955
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		25	25,997
Service Corp. International/US
7.625%, 10/01/18		100	105,884
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)		21	20,300

			743,777

Technology - 2.4%
Avaya, Inc.
10.50%, 3/01/21 (a)(f)(g)		129	11,109
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		92	94,978
BMC Software, Inc.
7.25%, 6/01/18		1	603
CommScope, Inc.
5.00%, 6/15/21 (a)		22	22,131
Conduent Finance, Inc./Xerox Business Services LLC
10.50%, 12/15/24 (a)		29	34,065
CURO Financial Technologies Corp.
12.00%, 3/01/22 (a)		16	16,978

	Principal Amount (000)		U.S. $ Value
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (a)	U.S.$	32	$33,552
EMC Corp.
1.875%, 6/01/18		91	90,783
First Data Corp.
7.00%, 12/01/23 (a)		31	33,311
Goodman Networks, Inc.
8.00%, 5/11/22		21	17,267
Infor US, Inc.
6.50%, 5/15/22		29	29,937
Iron Mountain Europe PLC
6.125%, 9/15/22 (a)	GBP	22	30,305
Iron Mountain, Inc.
4.375%, 6/01/21 (a)	U.S.$	20	21,165
6.00%, 10/01/20 (a)		7	7,532
6.00%, 8/15/23		25	26,435
Micron Technology, Inc.
5.25%, 8/01/23 (a)		9	9,128
5.875%, 2/15/22		49	51,432
Nokia Oyj
3.375%, 6/12/22		16	16,206
5.375%, 5/15/19		1	1,446
6.625%, 5/15/39		14	16,238
Quintiles IMS, Inc.
3.25%, 3/15/25 (a)	EUR	38	46,147
Sanmina Corp.
4.375%, 6/01/19 (a)	U.S.$	36	37,501
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		9	10,737
Western Digital Corp.
10.50%, 4/01/24		19	22,066

			681,052

Transportation - Services - 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		8	8,215
CEVA Group PLC
9.00%, 9/01/21 (a)		22	19,003
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	7	8,760
Herc Rentals, Inc.
7.75%, 6/01/24 (a)	U.S.$	11	12,363
Hertz Corp. (The)
5.875%, 10/15/20		11	10,331
7.375%, 1/15/21		101	97,098
7.625%, 6/01/22 (a)		21	20,746
Loxam SAS
3.50%, 5/03/23 (a)	EUR	29	35,941
4.25%, 4/15/24 (a)		29	36,770
United Rentals North America, Inc.
5.75%, 11/15/24	U.S.$	15	15,793
XPO CNW, Inc.
6.70%, 5/01/34		35	34,330
7.25%, 1/15/18		13	12,804

	Principal Amount (000)		U.S. $ Value
XPO Logistics, Inc.
6.125%, 9/01/23 (a)	U.S.$	12	$12,728

			324,882

			15,438,178

Financial Institutions - 7.0%
Banking - 3.7%
Ally Financial, Inc.
3.25%, 2/13/18		29	29,601
3.75%, 11/18/19		22	22,497
4.125%, 3/30/20		19	19,800
4.75%, 9/10/18		56	57,399
8.00%, 12/31/18-11/01/31		173	204,854
Banco Bilbao Vizcaya Argentaria SA
8.875%, 4/14/21 (a)(l)	EUR	58	81,337
Barclays Bank PLC
6.86%, 6/15/32 (a)(l)	U.S.$	15	17,182
Barclays PLC
8.00%, 12/15/20 (l)	EUR	58	77,369
Citigroup, Inc.
5.95%, 1/30/23 (l)	U.S.$	52	56,130
Countrywide Capital III
Series B
8.05%, 6/15/27		46	59,793
Credit Agricole SA
7.589%, 1/30/20 (a)(l)	GBP	44	64,488
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(l)	U.S.$	22	24,922
Royal Bank of Scotland Group PLC
3.625%, 3/25/24 (a)	EUR	52	63,788
8.625%, 8/15/21 (l)	U.S.$	117	128,664
Societe Generale SA
8.00%, 9/29/25 (a)(l)		31	36,563
Standard Chartered PLC
7.50%, 4/02/22 (a)(l)		67	73,589
Zions Bancorporation
5.65%, 11/15/23		14	14,461

			1,032,437

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (f)(m)		423	26,462
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		24	25,358

			51,820

Finance - 2.2%
CIT Group, Inc.
3.875%, 2/19/19		6	5,974
5.50%, 2/15/19 (a)		61	63,561
Enova International, Inc.
9.75%, 6/01/21		38	40,401

	Principal Amount (000)		U.S. $ Value
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	26	$32,559
Navient Corp.
4.625%, 9/25/17	U.S.$	42	42,023
4.875%, 6/17/19		103	106,434
5.00%, 10/26/20		47	48,605
5.875%, 3/25/21		1	615
6.50%, 6/15/22		44	47,249
7.25%, 1/25/22		13	14,092
8.00%, 3/25/20		98	108,012
OneMain Financial Holdings LLC
6.75%, 12/15/19 (a)		26	27,191
SLM Corp.
5.125%, 4/05/22		13	12,782
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		71	66,780

			616,278

Insurance - 0.4%
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	4	5,901
Genworth Holdings, Inc.
7.20%, 2/15/21	U.S.$	30	28,527
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		69	86,763

			121,191

Other Finance - 0.1%
Creditcorp
12.00%, 7/15/18 (b)		33	28,984
VHF Parent LLC/Orchestra
6.75%, 6/15/22		5	5,000

			33,984

REITS - 0.4%
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/01/26		40	41,339
5.50%, 5/01/24		26	27,468
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/01/21		47	48,749

			117,556

			1,973,266

Utility - 1.7%
Electric - 1.7%
AES Corp./VA
4.875%, 5/15/23		32	32,718
7.375%, 7/01/21		51	57,940
Calpine Corp.
5.375%, 1/15/23		12	11,663
5.50%, 2/01/24		4	4,104
5.75%, 1/15/25		59	55,516

	Principal Amount (000)		U.S. $ Value
DPL, Inc.
6.75%, 10/01/19	U.S.$	25	$26,231
Dynegy, Inc.
5.875%, 6/01/23		8	7,302
6.75%, 11/01/19		32	33,570
7.375%, 11/01/22		52	52,139
7.625%, 11/01/24		7	6,668
NRG Energy, Inc.
6.25%, 7/15/22-5/01/24		74	76,856
7.875%, 5/15/21		10	9,911
Talen Energy Supply LLC
4.60%, 12/15/21		33	26,511
6.50%, 5/01/18-6/01/25		31	26,821
Texas Competitive/TCEH
11.50%, 10/01/20 (a)(d)(e)(f)		59	0
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (a)	EUR	33	40,942

			468,892

Total Corporates - Non-Investment Grade (cost $17,503,538)			17,880,336

CORPORATES - INVESTMENT GRADE - 15.4%
Industrial - 9.0%
Basic - 0.7%
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (a)	U.S.$	12	13,259
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)		44	46,409
6.00%, 11/15/41 (a)		5	5,364
Glencore Funding LLC
4.00%, 4/16/25 (a)		5	5,069
Monsanto Co.
3.375%, 7/15/24		56	57,194
Southern Copper Corp.
3.875%, 4/23/25		69	71,076

			198,371

Capital Goods - 0.4%
Embraer Netherlands Finance BV
5.40%, 2/01/27		40	41,638
General Electric Co.
Series D
5.00%, 1/21/21 (l)		50	52,876
Masco Corp.
5.95%, 3/15/22		13	15,300
7.125%, 3/15/20		1	830

			110,644

Communications - Media - 0.9%
21st Century Fox America, Inc.
4.00%, 10/01/23		38	40,522
CBS Corp.
3.70%, 8/15/24		42	43,371

	Principal Amount (000)		U.S. $ Value
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25	U.S.$	63	$67,663
Thomson Reuters Corp.
4.30%, 11/23/23		13	13,957
Time Warner, Inc.
4.05%, 12/15/23		24	25,031
Viacom, Inc.
4.375%, 3/15/43		60	52,665

			243,209

Communications - Telecommunications - 0.8%
AT&T, Inc.
3.90%, 8/14/27		29	28,981
5.45%, 3/01/47		39	40,882
Qwest Corp.
6.75%, 12/01/21		78	86,594
6.875%, 9/15/33		11	10,963
Verizon Communications, Inc.
4.125%, 3/16/27		69	70,900

			238,320

Consumer Cyclical - Automotive - 0.1%
General Motors Financial Co., Inc.
3.10%, 1/15/19		26	26,615

Consumer Cyclical - Entertainment - 0.1%
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18		31	32,338

Consumer Cyclical - Other - 0.3%
DR Horton, Inc.
4.00%, 2/15/20		44	46,044
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		29	29,845

			75,889

Consumer Cyclical - Retailers - 0.4%
AutoNation, Inc.
4.50%, 10/01/25		52	55,522
AutoZone, Inc.
3.25%, 4/15/25		70	69,196

			124,718

Consumer Non-Cyclical - 1.4%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21		38	38,216
BAT International Finance PLC
3.95%, 6/15/25 (a)		55	57,516
Constellation Brands, Inc.
3.75%, 5/01/21		21	21,960
Fresenius Medical Care US Finance II, Inc.
4.125%, 10/15/20 (a)		40	41,839

	Principal Amount (000)		U.S. $ Value
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 7/19/19	U.S.$	38	$38,259
Tyson Foods, Inc.
4.50%, 6/15/22		34	37,043
Universal Health Services, Inc.
4.75%, 8/01/22 (a)		64	66,001
WhiteWave Foods Co. (The)
5.375%, 10/01/22		40	45,438
Zimmer Biomet Holdings, Inc.
3.55%, 4/01/25		56	56,635

			402,907

Energy - 2.5%
Cenovus Energy, Inc.
3.00%, 8/15/22		5	5,106
3.80%, 9/15/23		2	2,335
4.25%, 4/15/27 (a)		59	57,664
4.45%, 9/15/42		31	25,889
5.70%, 10/15/19		10	10,175
6.75%, 11/15/39		1	1,571
Ecopetrol SA
5.875%, 5/28/45		15	14,126
Enable Midstream Partners LP
3.90%, 5/15/24		28	27,887
Energy Transfer LP
4.05%, 3/15/25		30	30,275
EnLink Midstream Partners LP
4.15%, 6/01/25		26	25,971
Hess Corp.
4.30%, 4/01/27		42	41,684
Kinder Morgan Energy Partners LP
3.45%, 2/15/23		28	28,395
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		11	14,527
Marathon Oil Corp.
6.80%, 3/15/32		34	38,354
Marathon Petroleum Corp.
4.75%, 9/15/44		43	41,767
MPLX LP
4.125%, 3/01/27		15	15,716
4.50%, 7/15/23		8	8,393
Nabors Industries, Inc.
5.50%, 1/15/23		24	22,739
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23		55	55,911
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		40	42,071
5.50%, 4/15/23		13	13,453
Shell International Finance BV
2.25%, 11/10/20		114	114,792
Williams Partners LP
3.35%, 8/15/22		39	39,580

	Principal Amount (000)		U.S. $ Value
5.10%, 9/15/45	U.S.$	22	$23,031

			701,412

Services - 0.3%
eBay, Inc.
3.60%, 6/05/27		72	71,424

Technology - 1.1%
Agilent Technologies, Inc.
3.875%, 7/15/23		42	43,875
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (a)		69	71,025
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (a)		21	22,051
5.45%, 6/15/23 (a)		19	20,941
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (k)		26	28,347
Micron Technology, Inc.
7.50%, 9/15/23		18	19,820
Seagate HDD Cayman
4.75%, 1/01/25		28	27,130
4.875%, 3/01/24 (a)		3	2,979
4.875%, 6/01/27		5	4,378
Western Digital Corp.
7.375%, 4/01/23 (a)		36	39,388
Xerox Corp.
4.07%, 3/17/22 (a)		27	27,790

			307,724

			2,533,571

Financial Institutions - 5.7%
Banking - 3.8%
Bank of America Corp.
4.00%, 4/01/24		27	28,482
BNP Paribas SA
7.625%, 3/30/21 (a)(l)		58	64,693
BPCE SA
5.70%, 10/22/23 (a)		82	92,180
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		92	95,666
Deutsche Bank AG
Series G
3.375%, 5/12/21		50	51,439
Goldman Sachs Group, Inc. (The)
3.75%, 2/25/26		69	70,619
HSBC Capital Funding Dollar 1 LP
10.176%, 6/30/30 (a)(l)		19	29,564
HSBC Holdings PLC
6.00%, 9/29/23 (a)(l)	EUR	58	78,785
JPMorgan Chase & Co.
2.295%, 8/15/21	U.S.$	48	48,314
Series V
5.00%, 7/01/19 (l)		5	4,767

	Principal Amount (000)		U.S. $ Value
Morgan Stanley
5.00%, 11/24/25	U.S.$	87	$95,104
Nationwide Building Society
4.00%, 9/14/26 (a)		73	72,971
Royal Bank of Scotland Group PLC
3.875%, 9/12/23		58	59,806
Santander Holdings USA, Inc.
4.40%, 7/13/27 (a)		28	28,519
Standard Chartered PLC
3.95%, 1/11/23 (a)		58	59,490
UBS Group Funding Switzerland AG
2.65%, 2/01/22 (a)		64	64,124
US Bancorp
Series J
5.30%, 4/15/27 (l)		17	18,809
Wells Fargo & Co.
4.125%, 8/15/23		88	93,639

			1,056,971

Brokerage - 0.2%
E*TRADE Financial Corp.
5.375%, 11/15/22		4	4,584
GFI Group, Inc.
8.375%, 7/19/18		34	36,000

			40,584

Finance - 0.4%
International Lease Finance Corp.
8.875%, 9/01/17		64	64,748
Synchrony Financial
3.75%, 8/15/21		56	57,838

			122,586

Insurance - 0.6%
Allstate Corp. (The)
6.50%, 5/15/57		10	12,357
Chubb Corp. (The)
3.554% (LIBOR 3 Month + 2.25%), 4/15/37 (n)		29	28,748
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		31	51,764
Prudential Financial, Inc.
5.625%, 6/15/43		70	76,558

			169,427

REITS - 0.7%
DDR Corp.
7.875%, 9/01/20		12	13,335
EPR Properties
7.75%, 7/15/20		48	54,975
HCP, Inc.
4.25%, 11/15/23		68	71,651
Senior Housing Properties Trust
6.75%, 12/15/21		9	9,786

	Principal Amount (000)		U.S. $ Value
VEREIT Operating Partnership LP
4.875%, 6/01/26	U.S.$	8	$8,375
Welltower, Inc.
4.95%, 1/15/21		33	35,457

			193,579

			1,583,147

Utility - 0.7%
Electric - 0.7%
Dominion Energy, Inc.
Series D
2.85%, 8/15/26		45	43,466
Duke Energy Corp.
3.95%, 10/15/23		87	93,041
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		44	45,130
FirstEnergy Corp.
Series B
4.25%, 3/15/23		8	8,987

			190,624

Total Corporates - Investment Grade (cost $4,147,330)			4,307,342

	Shares
COMMON STOCKS - 3.4%
Consumer Discretionary - 0.7%
Media - 0.5%
Charter Communications, Inc. - Class A (f)		79	30,961
Clear Channel Outdoor Holdings, Inc. - Class A		3,060	15,514
DISH Network Corp. - Class A (f)		251	16,072
Gray Television, Inc. (f)		1,448	21,575
Nexstar Media Group, Inc. - Class A		453	29,626
Sinclair Broadcast Group, Inc. - Class A		474	17,088
Townsquare Media, Inc. - Class A (f)		1,795	19,853

			150,689

Household Durables - 0.0%
Hovnanian Enterprises, Inc. - Class A (f)		3,276	7,207

Hotels, Restaurants & Leisure - 0.2%
eDreams ODIGEO SA (f)		12,126	42,260

Auto Components - 0.0%
Exide Technologies (e)(f)(h)		1,282	5,048

			205,204

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Berry Pete Corp. (d)(f)		2,202	17,616
Carrizo Oil & Gas, Inc. (f)		1,214	19,133
CHC Group LLC (f)(h)		1,219	13,409
Chesapeake Energy Corp. (f)		4,569	22,662

Company	Shares	U.S. $ Value
Edcon Ltd. A Shares (d)(e)	191,574	$0
Edcon Ltd. B Shares (d)(e)	30,276	0
EP Energy Corp. - Class A (f)	2,501	8,453
Halcon Resources Corp. (f)	276	1,811
Linn Energy, Inc.	96	3,374
Linn Energy, Inc. (f)	851	29,913
Oasis Petroleum, Inc. (f)	2,915	22,679
Peabody Energy Corp.	1,450	40,658
Peabody Energy Corp. (d)(f)	134	3,757
SandRidge Energy, Inc. (f)	578	11,161
Triangle Petroleum Corp. (f)	3,047	99
Vantage Drilling International (d)(f)	82	14,350
Whiting Petroleum Corp. (f)	4,936	25,914

		234,989

Energy Equipment & Services - 0.0%
Weatherford International PLC (f)	2,097	9,352

		244,341

Financials - 0.2%
Consumer Finance - 0.1%
Enova International, Inc. (f)	747	10,832

Diversified Financial Services - 0.1%
Holdco, Inc. (d)(e)	59,949	38,367

		49,199

Health Care - 0.5%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc. (f)	4,311	30,824
LifePoint Health, Inc. (f)	413	24,532
Quorum Health Corp. (f)	188	641
Tenet Healthcare Corp. (f)	1,007	17,472

		73,469

Pharmaceuticals - 0.2%
Endo International PLC (f)	2,387	26,305
Horizon Pharma PLC (f)	1,188	14,232
Valeant Pharmaceuticals International, Inc. (f)	559	9,201

		49,738

		123,207

Industrials - 0.8%
Road & Rail - 0.1%
Avis Budget Group, Inc. (f)	393	12,097
Celadon Group, Inc.	4,090	18,609

		30,706

Energy Equipment & Services - 0.0%
Sanchez Energy Corp. (f)	148	835

Company	Shares		U.S. $ Value
Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (f)		16,027	$1,795

Consumer Cyclical - Automotive - 0.0%
Exide Technologies (e)(f)(h)		511	2,012

Energy Other - 0.6%
Tervita Corp. (d)(e)(f)		24,991	160,359

Construction & Engineering - 0.1%
Modular Space Corp. (b)(e)		2,407	31,267

			226,974

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Travelport Worldwide Ltd.		1,985	28,385

IT Services - 0.0%
Goodman Networks, Inc. (d)(e)(f)		1,236	0

Semiconductors & Semiconductor Equipment - 0.0%
Smart Modular Technologies (d)(e)(f)		152	2,750

			31,135

Materials - 0.2%
Metals & Mining - 0.2%
AK Steel Holding Corp. (f)		455	2,575
ArcelorMittal (f)		1,005	26,291
Constellium NV - Class A (f)		3,700	32,560
Neenah Enterprises, Inc. (d)(e)(f)		4,481	3,182

			64,608

Total Common Stocks (cost $951,574)			944,668

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 1.9%
Industrial - 1.9%
Basic - 0.3%
First Quantum Minerals Ltd.
7.00%, 2/15/21 (a)	U.S.$	13	13,904
7.25%, 4/01/23 (a)		58	59,983

			73,887

Capital Goods - 0.2%
Odebrecht Finance Ltd.
7.125%, 6/26/42 (a)		95	39,418

Communications - Telecommunications - 0.4%
Columbus Cable Barbados Ltd.
7.375%, 3/30/21 (a)		67	71,151
Digicel Ltd.
6.75%, 3/01/23 (a)		36	34,740

			105,891

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.0%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (a)(c)	U.S.$	14	$849
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (a)(c)		3	3,241

			4,090

Consumer Non-Cyclical - 0.3%
Arcelik AS
5.00%, 4/03/23 (a)		29	29,271
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		58	58,279
Tonon Luxembourg SA
7.25%, 1/24/20 (b)(c)(f)(g)		6	631
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (b)(f)(g)		96	6,851

			95,032

Energy - 0.6%
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (h)		65	99,710
Petrobras Global Finance BV
6.125%, 1/17/22		35	36,417
8.375%, 5/23/21		23	26,277

			162,404

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (a)		100	35,500

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		7	7,516

Total Emerging Markets - Corporate Bonds (cost $578,524)			523,738

BANK LOANS - 1.6%
Industrial - 1.6%
Basic - 0.1%
Foresight Energy LLC
7.046% (LIBOR 3 Month + 5.75%), 3/28/22 (o)		13	12,606
Magnetation LLC
12.00%, 3/07/17 (c)(d)(e)(m)		65	0
Unifrax I LLC
5.046% (LIBOR 3 Month + 3.75%), 4/04/24 (o)		11	11,352

			23,958

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.1%
Gardner Denver, Inc.
4.546% (LIBOR 6 Month + 3.25%), 7/30/20 (o)	U.S.$	19	$19,010

Consumer Cyclical - Automotive - 0.1%
Navistar, Inc.
5.23% (LIBOR 3 Month + 4.00%), 8/07/20 (o)		32	32,087

Consumer Cyclical - Entertainment - 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
4.296% (LIBOR 3 Month + 3.00%), 4/01/24 (o)		25	25,191

Consumer Cyclical - Retailers - 0.2%
Serta Simmons Bedding, LLC
9.179% (LIBOR 3 Month + 8.00%), 11/08/24 (o)		51	51,136

Consumer Non-Cyclical - 0.1%
Air Medical Group Holdings, Inc.
4.484% (LIBOR 3 Month + 3.25%), 4/28/22 (o)		22	21,204
Vizient, Inc.
4.734% (LIBOR 3 Month + 3.50%), 2/13/23 (o)		2	1,942

			23,146

Energy - 0.2%
California Resources Corporation
11.601% (LIBOR 3 Month + 10.38%), 12/31/21 (o)		46	49,785

Other Industrial - 0.1%
Travelport Finance (Luxembourg) SARL
4.432% (LIBOR 3 Month + 3.25%), 9/02/21 (o)		37	37,515

Technology - 0.6%
Avaya Inc.
6.417% (LIBOR 3 Month + 5.25%), 5/29/20 (f)(g)(o)		73	59,577
8.724-8.733% (LIBOR 3 Month + 7.50%), 1/24/18 (f)(g)(o)		7	7,131
Conduent Incorporated
5.234% (LIBOR 1 Month + 4.00%), 12/07/23 (o)		5	4,986
MTS Systems Corporation
4.48% (LIBOR 1 Month + 3.25%), 7/05/23 (o)		27	27,157
Smart Modular Technologies (Global), Inc.
9.25% (LIBOR 1 Month + 8.00%), 8/26/17 (d)(e)(o)		15	14,763

	Principal Amount (000)		U.S. $ Value
Solera, LLC (Solera Finance, Inc.)
4.507% (LIBOR 3 Month + 3.25%), 3/03/23 (o)	U.S.$	60	$60,547

			174,161

Total Bank Loans (cost $492,947)			435,989

GOVERNMENTS - TREASURIES - 1.4%
Mexico - 0.2%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	1,202	62,687

Russia - 0.2%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	3,986	65,679

South Africa - 0.2%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	565	42,468

United States - 0.8%
U.S. Treasury Bonds
3.125%, 11/15/41	U.S.$	135	141,855
U.S. Treasury Notes
1.875%, 8/31/22		76	75,834

			217,689

Total Governments - Treasuries (cost $384,617)			388,523

EMERGING MARKETS - TREASURIES - 0.9%
Argentina - 0.2%
Argentine Bonos del Tesoro
16.00%, 10/17/23	ARS	979	56,295

Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	425	139,553

Turkey - 0.2%
Turkey Government Bond
11.00%, 2/24/27	TRY	230	67,853

Total Emerging Markets - Treasuries (cost $268,205)			263,701

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Risk Share Floating Rate - 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
8.382% (LIBOR 1 Month + 7.15%), 7/25/23 (n)	U.S.$	15	17,933

	Principal Amount (000)		U.S. $ Value
Series 2013-DN2, Class M2
5.482% (LIBOR 1 Month + 4.25%), 11/25/23 (n)	U.S.$	52	$58,724
Series 2014-DN1, Class M3
5.732% (LIBOR 1 Month + 4.50%), 2/25/24 (n)		36	42,624
Series 2014-HQ2, Class M3
4.982% (LIBOR 1 Month + 3.75%), 9/25/24 (n)		54	61,503
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.482% (LIBOR 1 Month + 5.25%), 10/25/23 (n)		15	17,107
Series 2014-C01, Class M2
5.632% (LIBOR 1 Month + 4.40%), 1/25/24 (n)		27	30,953
Series 2015-C03, Class 1M2
6.232% (LIBOR 1 Month + 5.00%), 7/25/25 (n)		7	7,715
Series 2015-C03, Class 2M2
6.232% (LIBOR 1 Month + 5.00%), 7/25/25 (n)		3	3,226

			239,785

Non-Agency Fixed Rate - 0.0%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36		6	5,603
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		9	7,767

			13,370

Total Collateralized Mortgage Obligations (cost $226,969)			253,155

ASSET-BACKED SECURITIES - 0.7%
Home Equity Loans - Fixed Rate - 0.3%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35		57	56,509
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (n)		80	40,976

			97,485

Home Equity Loans - Floating Rate - 0.2%
Lehman XS Trust
Series 2007-6, Class 3A5
4.906%, 5/25/37 (n)		37	56,730

Other ABS - Fixed Rate - 0.2%
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)		16	16,821

	Principal Amount (000)		U.S. $ Value
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)	U.S.$	29	$29,672

			46,493

Total Asset-Backed Securities (cost $172,599)			200,708

	Shares
PREFERRED STOCKS - 0.7%
Financial Institutions - 0.4%
Banking - 0.3%
GMAC Capital Trust I
6.967%		357	9,478
Morgan Stanley
5.85%		1,314	35,820
US Bancorp
Series F
6.50%		1,056	31,511

			76,809

Services - 0.1%
Holdco, Inc.
0.00% (d)(e)		361	36,100

			112,909

Industrial - 0.3%
Basic - 0.1%
Peabody Energy Corp.
0.00% (f)		462	24,671

Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625% (f)		490	3,479

Energy - 0.2%
Berry Petroleum Co. LLC
0.00% (d)(f)		1,821	20,031
Sanchez Energy Corp.
4.875%		962	18,939
Tervita Corp.
0.00% (d)(e)(f)		599	3,844

			42,814

Technology - 0.0%
Goodman Networks, Inc.
0.00% (d)(e)(f)		1,470	0

			70,964

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%		423	12,203

Total Preferred Stocks (cost $186,021)			196,076

Company	Shares		U.S. $ Value
LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.60%, 11/01/40		25	$38,945
7.95%, 3/01/36		55	62,963

Total Local Governments - US Municipal Bonds (cost $80,008)			101,908

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Mexico - 0.3%
Petroleos Mexicanos
5.375%, 3/13/22 (a) (cost $91,397)	U.S.$	87	93,145

COLLATERALIZED LOAN OBLIGATIONS - 0.3%
CLO - Floating Rate - 0.3%
CIFC Funding Ltd.
Series 2015-4A, Class D
6.807% (LIBOR 3 Month + 5.50%), 10/20/27 (a)(n) (cost $70,718)		73	72,057

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.516%, 7/10/47 (a)		15	12,893
GS Mortgage Securities Trust
Series 2014-GC18, Class D
4.945%, 1/10/47 (a)		29	24,871
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
4.886%, 1/15/47 (a)		29	27,610

Total Commercial Mortgage-Backed Securities (cost $71,045)			65,374

	Shares
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
iShares Russell 2000 ETF (p) (cost $28,136)		243	34,387

INFLATION-LINKED SECURITIES - 0.1%
Mexico - 0.1%
Mexican Udibonos
Series S
4.00%, 11/30/28	MXN	186	11,205

Company	Shares		U.S. $ Value
4.50%, 12/04/25	MXN	306	$18,914

Total Inflation-Linked Securities (cost $28,156)			30,119

EMERGING MARKETS - SOVEREIGNS - 0.1%
Argentina - 0.1%
Argentine Republic Government International Bond
5.625%, 1/26/22 (cost $26,281)	U.S.$	26	26,882

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equities - 0.0%
Micron Technology, Inc.
Expiration: Oct 2017, Exercise Price: $ 25.00 (f)(q)		51	5,304

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2017, Exercise Price: $ 240.00 (f)(q)		61	2,532

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY Series 28, 5 Year Index RTP, Goldman Sachs International (Buy Protection)
Expiration: Aug 2017, Exercise Rate: 106.00% (f)	U.S.$	1,130	706

Total Options Purchased - Puts (premiums paid $12,173)			8,542

	Shares
WARRANTS - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc., expiring 4/21/20 (d)(e)(f)		860	516
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (f)		1,975	1,580
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (f)		830	540

			2,636

Financials - 0.0%
Diversified Financial Services - 0.0%
iPayment Holdings, Inc., expiring 12/29/22 (d)(e)(f)		21,438	517

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Smart Modular Technologies, expiring 11/05/22 (d)(e)(f)		190	3,431

Company	Shares		U.S. $ Value
Materials - 0.0%
Communications Equipment - 0.0%
FairPoint Communications, Inc., expiring 1/24/18 (d)(f)		973	$0

Total Warrants (cost $20,407)			6,584

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Indices - 0.0%
CBOE SPX Volitility Index
Expiration: Aug 2017, Exercise Price: $ 15.00 (f)(q)		95	2,850

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2017, Exercise Price: $ 249.00 (f)(q)		33	2,079

Options on Equities - 0.0%
Cliffs Natural Resources, Inc.
Expiration: Aug 2017, Exercise Price: $ 9.00 (f)(q)		70	315
Valeant Pharmaceuticals International, Inc.
Expiration: Aug 2017, Exercise Price: $ 20.00 (f)(q)		52	1,092

			1,407

Total Options Purchased - Calls (premiums paid $12,345)			6,336

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.3%
U.S. Treasury Bills - 6.7%
U.S. Treasury Bill
Zero Coupon, 9/28/17-12/28/17 (cost $1,884,439)	U.S.$	1,890	1,884,439

	Shares
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (p)(r) (cost $157,611)		157,611	157,611

Total Short-Term Investments (cost $2,042,050)			2,042,050

Total Investments - 99.6% (cost $27,395,040) (s)			27,881,620
Other assets less liabilities - 0.4% (t)			105,058

Net Assets - 100.0%			$27,986,678

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	7	September 2017	$293,477	$285,639	$(7,838)
Sold Contracts
Euro-OAT Futures	2	September 2017	353,858	352,251	1,607
Russell 2000 Mini Futures	6	September 2017	427,068	427,320	(252)

					$(6,483)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	498	USD	154	8/02/17	$(5,685)
Bank of America, NA	USD	153	BRL	498	8/02/17	6,351
Barclays Bank PLC	INR	2,750	USD	42	8/22/17	(476)
Barclays Bank PLC	USD	42	INR	2,737	8/22/17	181
Citibank, NA	BRL	470	USD	148	8/02/17	(2,840)
Citibank, NA	USD	149	BRL	470	8/02/17	1,236
Citibank, NA	USD	172	CNY	1,172	8/16/17	1,922
Citibank, NA	USD	43	INR	2,769	8/21/17	298
Citibank, NA	BRL	224	USD	71	9/05/17	(906)
Citibank, NA	RUB	4,016	USD	68	9/13/17	1,669
Citibank, NA	KRW	320,838	USD	287	10/26/17	344
JPMorgan Chase Bank, NA	CNY	2,351	USD	345	8/16/17	(4,689)
JPMorgan Chase Bank, NA	TWD	2,083	USD	69	8/16/17	313
JPMorgan Chase Bank, NA	TWD	4,316	USD	142	8/16/17	(1,241)
JPMorgan Chase Bank, NA	USD	172	CNY	1,172	8/16/17	1,833
Royal Bank of Scotland PLC	USD	85	PEN	277	8/24/17	638
State Street Bank & Trust Co.	MXN	365	USD	20	8/03/17	(300)
State Street Bank & Trust Co.	SGD	92	USD	66	8/17/17	(1,920)
State Street Bank & Trust Co.	CAD	442	USD	334	8/24/17	(20,856)
State Street Bank & Trust Co.	USD	114	CAD	147	8/24/17	4,651
State Street Bank & Trust Co.	AUD	178	USD	135	9/15/17	(7,441)
State Street Bank & Trust Co.	ZAR	564	USD	42	9/20/17	(931)
State Street Bank & Trust Co.	GBP	270	USD	352	9/21/17	(4,620)
State Street Bank & Trust Co.	EUR	939	USD	1,077	10/04/17	(37,635)
State Street Bank & Trust Co.	USD	282	EUR	245	10/04/17	9,257

						$(60,847)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CBOE SPX Volitility Index (q)	95	$25.00	August 2017	$471	$(713)
Valeant Pharmaceuticals International, Inc. (q)	52	24.00	August 2017	1,506	(182)

				$1,977	$(895)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CBOE SPX Volitility Index (q)	64	$11.00	August 2017	$3,261	$(3,680)
Micron Technology, Inc. (q)	51	22.00	October 2017	2,038	(2,142)
SPDR S&P 500 ETF Trust (q)	61	230.00	August 2017	1,584	(946)

				$6,883	$(6,768)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)			Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)%	2.64%		$489		$(43,763)	$(34,314)
iTraxx-XOVER Series 25, 5 Year Index, 6/20/19*	(5.00)	1.84	EUR	14		(2,038)	(1,274)
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 28, 5 Year Index, 6/20/21*	(5.00)	3.21		$35		(2,874)	(426)
CDX-NAIG Series 20, 5 Year Index, 6/20/21*	(1.00)	0.08		227		(2,128)	(1,569)
iTraxx-XOVER Series 21, 5 Year Index, 6/20/21*	(5.00)	0.50	EUR	– 0	–**	(14)	(7)
iTraxx-XOVER Series 25, 5 Year Index, 6/20/22*	(5.00)	1.84		46		(6,696)	(4,193)
iTraxx-XOVER Series 27, 5 Year Index, 6/20/22*	(5.00)	2.35		310		(45,854)	(16,705)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/18*	5.00	2.64		$509		45,534	28,351

						$(57,833)	$(30,137)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$300	1/15/26	1.978%	3 Month LIBOR	$4,711
Citigroup Global Markets, Inc./(CME Group)	170	2/16/26	1.625%	3 Month LIBOR	6,732
Citigroup Global Markets, Inc./(CME Group)	150	3/31/26	1.693%	3 Month LIBOR	5,341
Citigroup Global Markets, Inc./(CME Group)	100	5/03/26	1.770%	3 Month LIBOR	3,302
Morgan Stanley & Co., LLC/(CME Group)	2,835	9/02/25	2.248%	3 Month LIBOR	(39,950)
Morgan Stanley & Co., LLC/(CME Group)	661	1/15/26	1.978%	3 Month LIBOR	10,380
Morgan Stanley & Co., LLC/(CME Group)	481	2/16/26	1.625%	3 Month LIBOR	19,048
Morgan Stanley & Co., LLC/(CME Group)	800	6/01/26	1.714%	3 Month LIBOR	31,295
Morgan Stanley & Co., LLC/(CME Group)	4,650	4/28/27	3 Month LIBOR	2.330%	59,102
Morgan Stanley & Co., LLC/(CME Group)	350	5/03/27	2.285%	3 Month LIBOR	(1,880)

					$98,081

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)%	9.96%		$180	$33,960	$23,506	$10,454
Goldman Sachs International
British Telecommunications PLC, 5.750%, 12/07/28, 6/20/20*	(1.00)	0.33	EUR	170	(4,150)	(3,542)	(608)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	(3.00)	5.69		$192	21,661	21,142	519

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
Altice Luxembourg SA, 7.250%, 5/15/22, 6/20/22*	5.00%	2.27%	EUR	60	$9,441	$8,947	$494
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 9/20/20*	5.00	8.64		$63	(5,497)	(11,257)	5,760
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.96		29	(5,467)	(3,731)	(1,736)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.96		69	(13,009)	(8,238)	(4,771)
International Game Technology PLC, 4.750%, 2/15/23, 6/20/22*	5.00	2.52	EUR	100	14,263	11,117	3,146
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69		$75	(8,462)	(5,252)	(3,210)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69		252	(28,430)	(18,115)	(10,315)
Goldman Sachs Bank USA
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	88.27		35	(24,764)	380	(25,144)
Goldman Sachs International
Altice Finco SA, 9.000%, 6/15/23, 6/20/22*	5.00	2.58	EUR	60	8,343	7,670	673
Avis Budget Group, Inc., 5.250%, 3/15/25, 6/20/22*	5.00	4.06		$27	1,248	1,760	(512)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.96		163	(30,803)	(30,612)	(191)

					$(31,666)	$(6,225)	$(25,441)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
iBoxx $ Liquid High Yield Index	538,000	LIBOR	$538	9/20/17	$6,599
iBoxx $ Liquid High Yield Index	539,000	LIBOR	539	9/20/17	6,507
iBoxx $ Liquid High Yield Index	175,000	LIBOR	175	9/20/17	1,267
Goldman Sachs International
iBoxx $ Liquid High Yield Index	895,000	LIBOR	895	9/20/17	7,547
iBoxx $ Liquid High Yield Index	335,000	LIBOR	335	9/20/17	2,825
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	560,000	LIBOR	560	9/20/17	6,599
iBoxx $ Liquid High Yield Index	525,000	LIBOR	525	9/20/17	3,676
iBoxx $ Liquid High Yield Index	350,000	LIBOR	350	9/20/17	2,284
iBoxx $ Liquid High Yield Index	175,000	LIBOR	175	9/20/17	1,225

					$38,529

**	Notional amount less than $500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $9,006,435 or 32.2% of net assets.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of July 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Artsonig Pty Ltd.
11.50%, 4/01/19	6/28/13-7/21/14	$6,454	$716	0.00%
Creditcorp
12.00%, 7/15/18	7/21/14	33,146	28,984	0.10%
Exide Technologies
7.00%, 4/30/25	11/10/16	2,097	1,995	0.01%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	7/17/14-2/19/15	36,767	1	0.00%
Modular Space Corp.	7/16/14-4/03/17	10,434	31,267	0.11%
Tonon Luxembourg SA
7.25%, 1/24/20	7/24/15	5,690	631	0.00%
Vantage Drilling International
10.00%, 12/31/20	6/17/16	851	839	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/13/13	96,766	6,851	0.02%

(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2017.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Non-income producing security.
(g)	Defaulted.
(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
CHC Group LLC	3/10/17	$62,260		$13,409		0.05%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20	3/10/17	42,508		99,710		0.36%
Exide Technologies
11.00%, 4/30/22	5/24/17	36,185		35,976		0.13%
Exide Technologies	5/23/17	1,919		5,048		0.02%
Exide Technologies	12/01/16	969		2,012		0.01%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	7/16/14-10/24/14	– 0	–	– 0	–	0.00%

(i)	Convertible security.
(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2017.
(k)	Variable rate coupon, rate shown as of July 31, 2017.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Defaulted matured security.
(n)	Floating Rate Security. Stated interest/floor rate was in effect at July 31, 2017.
(o)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2017.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(q)	One contract relates to 100 shares.
(r)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(s)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,434,496 and gross unrealized depreciation of investments was $(947,916), resulting in net unrealized appreciation of $486,580.
(t)	An amount of U.S. $48,637 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2017.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
PEN	-	Peruvian Sol
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
CBOE	-	Chicago Board Options Exchange
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index

CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
RTP	-	Right To Pay
SPDR	-	Standard & Poor’s Depository Receipt
TBA	-	To Be Announced

AB Bond Fund, Inc.

AB High-Yield Portfolio

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$17,641,887		$238,449	(a)	$17,880,336
Corporates - Investment Grade		– 0	–	4,307,342		– 0	–	4,307,342
Common Stocks		659,058		219,385		66,225	(a)	944,668
Emerging Markets - Corporate Bonds		– 0	–	519,017		4,721		523,738
Bank Loans		– 0	–	382,717		53,272	(a)	435,989
Governments - Treasuries		– 0	–	388,523		– 0	–	388,523
Emerging Markets - Treasuries		– 0	–	263,701		– 0	–	263,701
Collateralized Mortgage Obligations		– 0	–	253,155		– 0	–	253,155
Asset-Backed Securities		– 0	–	– 0	–	200,708		200,708
Preferred Stocks		92,491		43,610		59,975	(a)	196,076
Local Governments - US Municipal Bonds		– 0	–	101,908		– 0	–	101,908
Quasi-Sovereigns		– 0	–	93,145		– 0	–	93,145
Collateralized Loan Obligations		– 0	–	– 0	–	72,057		72,057
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	65,374		65,374
Investment Companies		34,387		– 0	–	– 0	–	34,387
Inflation-Linked Securities		– 0	–	30,119		– 0	–	30,119
Emerging Markets - Sovereigns		– 0	–	26,882		– 0	–	26,882
Options Purchased - Puts		– 0	–	8,542		– 0	–	8,542
Warrants		2,636		– 0	–	3,948	(a)	6,584
Options Purchased - Calls		– 0	–	6,336		– 0	–	6,336
Short-Term Investments:
U.S. Treasury Bills		– 0	–	1,884,439		– 0	–	1,884,439
Investment Companies		157,611		– 0	–	– 0	–	157,611

Total Investments in Securities		946,183		26,170,708		764,729		27,881,620
Other Financial Instruments (b):
Assets:
Futures		1,607		– 0	–	– 0	–	1,607
Forward Currency Exchange Contracts		– 0	–	28,693		– 0	–	28,693
Centrally Cleared Credit Default Swaps		– 0	–	28,351		– 0	–	28,351
Centrally Cleared Interest Rate Swaps		– 0	–	139,911		– 0	–	139,911
Credit Default Swaps		– 0	–	21,046		– 0	–	21,046
Total Return Swaps		– 0	–	38,529		– 0	–	38,529
Liabilities:
Futures		(252)		(7,838)		– 0	–	(8,090)
Forward Currency Exchange Contracts		– 0	–	(89,540)		– 0	–	(89,540)
Call Options Written		– 0	–	(895)		– 0	–	(895)
Put Options Written		– 0	–	(6,768)		– 0	–	(6,768)
Centrally Cleared Credit Default Swaps		– 0	–	(58,488)		– 0	–	(58,488)
Centrally Cleared Interest Rate Swaps		– 0	–	(41,830)		– 0	–	(41,830)
Credit Default Swaps		– 0	–	(46,487)		– 0	–	(46,487)

Total (c)		$947,538		$26,175,392		$764,729		$27,887,659

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade(a)		Common Stocks(a)		Emerging Markets - Corporate Bonds
Balance as of 10/31/16	$386,482		$105,846		$3,739
Accrued discounts/(premiums)	(5,638)		– 0	–	(797)
Realized gain (loss)	(424,795)		(46,047)		(50,080)
Change in unrealized appreciation/depreciation	330,721		(6,617)		(6,208)
Purchases/Payups	172,829		129,063		73,807
Sales/Paydowns	(643,839)		(116,020)		(15,740)
Transfers in to Level 3	422,689		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 7/31/17	$238,449		$66,225		$4,721

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$317,247		$3,989		$(6,208)

	Bank Loans(a)		Asset-Backed Securities		Preferred Stocks(a)
Balance as of 10/31/16	$195,482		$723,664		$ – 0	–
Accrued discounts/(premiums)	1,399		5,074		– 0	–
Realized gain (loss)	(148,602)		57,457		19,256
Change in unrealized appreciation/depreciation	164,050		($63,413)		2,875
Purchases/Payups	71,889		– 0	–	108,200
Sales/Paydowns	(364,999)		(522,074)		(70,356)
Transfers in to Level 3	134,053		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 7/31/17	$53,272		$200,708		$59,975

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$17,950		$(63,413)		$2,875

	Collateralized Loan Obligations		Commercial Mortgage-Backed Securities		Warrants(a)
Balance as of 10/31/16	$ – 0	–	$655,946		$55,217
Accrued discounts/(premiums)	118		174		– 0	–
Realized gain (loss)	204		(6,748)		8,886
Change in unrealized appreciation/depreciation	1,340		11,364		(16,309)
Purchases/Payups	242,500		– 0	–	– 0	–
Sales/Paydowns	(172,105)		(595,362)		(27,654)
Transfers in to Level 3	– 0	–	– 0	–	33
Transfers out of Level 3	– 0	–	– 0	–	(16,225)

Balance as of 7/31/17	$72,057		$65,374		$3,948

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$1,340		$21,126		$(16,276)

	Total
Balance as of 10/31/16	$2,126,376
Accrued discounts/(premiums)	330
Realized gain (loss)	(590,469)
Change in unrealized appreciation/depreciation	417,803
Purchases/Payups	798,288
Sales/Paydowns	(2,528,149)
Transfers in to Level 3	556,775	(b)
Transfers out of Level 3	(16,225	) (c)

Balance as of 7/31/17	$764,729

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$278,630

(a)	The Portfolio held securities with zero market value at period end.
(b)	An amount of $556,742 was transferred out of Level 2 into Level 3 as these securities were not rated by third party vendor during the reporting period and there were de minimis transfers under 1% of net assets from Level 1 to Level 3.
(c)	There were de minimis transfers under 1% of net assets from Level 3 to Level 1 during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at July 31, 2017. Securities priced (i) by third party vendors or (ii) at cost, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/17	Valuation Technique	Unobservable Input	Input
Common Stocks	$3,182	Market Approach	EBITDA* Projection	$25MM
			EBITDA* Multiples	4.8X-6.8X/5.7X
Warrants	$517	Option Pricing Model	Exercise Price	$6.64/NA

*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rate, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$5,338	$38,745	$43,925	$158	$9

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2017